As filed with the Securities and Exchange                      File No. 33-59749
Commission on April 9, 1999                                    File No. 811-8582


--------------------------------------------------------------------------------

                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM N-4

--------------------------------------------------------------------------------

                   POST-EFFECTIVE AMENDMENT NO. 9 TO
        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                            and Amendment to

    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

    Variable Annuity Account I of Aetna Insurance Company of America

                   Aetna Insurance Company of America

        151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

    Depositor's Telephone Number, including Area Code (860) 273-4686

                       Julie E. Rockmore, Counsel
                   Aetna Insurance Company of America
        151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

                immediately upon filing pursuant to paragraph (b) of Rule 485
    -------
       X        on May 3, 1999, pursuant to paragraph (b) of Rule 485
    -------

                       VARIABLE ANNUITY ACCOUNT I
                         CROSS REFERENCE SHEET

     FORM N-4
     ITEM NO.                          PART A (PROSPECTUS)                            LOCATION - PROSPECTUS

         1           Cover Page...........................................    Cover Page

         2           Definitions..........................................    Not Applicable

         3           Synopsis.............................................    Contract Overview; Fee Table

         4           Condensed Financial Information......................    Condensed Financial Information;
                                                                              Appendix IV - Condensed Financial
                                                                              Information

         5           General Description of Registrant, Depositor,
                     and Portfolio Companies..............................    Other Topics - The Company; Variable
                                                                              Annuity Account I; Appendix III -
                                                                              Description of Underlying Funds

         6           Deductions and Expenses..............................    Fees

         7           General Description of Variable Annuity
                     Contracts...........................................     Contract Overview; Other Topics

         8           Annuity Period.......................................    The Income Phase

         9           Death Benefit........................................    Death Benefit

        10           Purchases and Contract Value.........................    Purchase and Rights; Your Account Value

        11           Redemptions..........................................    Right to Cancel

        12           Taxes................................................    Taxation

        13           Legal Proceedings....................................    Other Topics - Legal Matters and
                                                                              Proceedings

        14           Table of Contents of the Statement of
                     Additional Information...............................    Contents of the Statement of Additional
                                                                              Information

      FORM N-4                     PART B (STATEMENT OF                         LOCATION - STATEMENT OF
      ITEM NO.                    ADDITIONAL INFORMATION)                       ADDITIONAL INFORMATION

        15           Cover Page.........................................  Cover page

        16           Table of Contents..................................  Table of Contents

        17           General Information and History....................  General Information and History

        18           Services...........................................  General Information and History;
                                                                          Independent Auditors

        19           Purchase of Securities Being Offered...............  Offering and Purchase of Contracts

        20           Underwriters.......................................  Offering and Purchase of Contracts

        21           Calculation of Performance Data....................  Performance Data; Average Annual
                                                                          Total Return Quotations

        22           Annuity Payments...................................  Income Payments

        23           Financial Statements...............................  Financial Statements

                           Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                       Contract Prospectus - May 3, 1999
--------------------------------------------------------------------------------

[Begin sidebar]

The Funds
o Aetna Ascent VP
o Aetna Balanced VP, Inc.
o Aetna Income Shares d/b/a Aetna Bond VP
o Aetna Crossroads VP
o Aetna Growth VP
o Aetna Variable Fund d/b/a Aetna Growth and Income VP
o Aetna Index Plus Large Cap VP
o Aetna International VP
o Aetna Legacy VP
o Aetna Variable Encore Fund d/b/a Aetna Money Market VP
o Aetna Real Estate Securities VP
o Aetna Small Company VP
o Aetna Value Opportunity VP
o Calvert Social Balanced Portfolio
o Fidelity Variable Insurance Product Fund (VIP) Equity-Income Portfolio
o Fidelity Variable Insurance Product Fund (VIP) Growth Portfolio
o Fidelity Variable Insurance Product Fund (VIP) High Income Portfolio
o Fidelity Variable Insurance Product Fund (VIP) Overseas Portfolio
o Fidelity Variable Insurance Product Fund II (VIP II) Asset Manager Portfolio
o Fidelity Variable Insurance Product Fund II (VIP II) Contrafund Portfolio
o Fidelity Variable Insurance Product Fund II (VIP II) Index 500 Portfolio
o Janus Aspen Aggressive Growth Portfolio
o Janus Aspen Balanced Portfolio
o Janus Aspen Flexible Income Portfolio
o Janus Aspen Growth Portfolio
o Janus Aspen Worldwide Growth Portfolio
o MFS Total Return Series
o MFS Global Governments Series
o Oppenheimer Aggressive Growth Fund/VA
o Oppenheimer Global Securities Fund/VA
o Oppenheimer Main Street Growth and Income Fund/VA
o Oppenheimer Strategic Bond Fund/VA
o Portfolio Partners MFS Emerging Equities Portfolio
o Portfolio Partners MFS Research Growth Portfolio
o Portfolio Partners MFS Value Equity Portfolio
o Portfolio Partners Scudder International Growth Portfolio
o Portfolio Partners T. Rowe Price Growth Equity Portfolio

[End sidebar]

The Contract. The contracts described in this prospectus are group or individual "Aetna Marathon Plus" deferred variable annuity contract issued by Aetna Insurance Company of America (the Company, we, us). They are issued as either a nonqualified deferred annuity; a qualified individual retirement annuity (IRA) under section 408(b) of the Internal Revenue Code of 1986, as amended (Tax
Code); a qualified Roth IRA under section 408A of the Tax Code; or as a qualified contract for use with certain employer sponsored retirement plans.

Prior to May 1, 1998, the contracts were available as a tax deferred annuities as described under section 401(a) of the Tax Code.

The contracts are not available as SIMPLE IRAs under Tax Code section 408(p).

--------------------------------------------------------------------------------

Why Reading this Prospectus Is Important This prospectus contains facts about the contracts and the available investment options you should know before purchasing. Read this prospectus carefully. If you purchase the contract, retain this prospectus for future reference.

Table of Contents . . . page 3

--------------------------------------------------------------------------------

Contract Design. The contracts described in this prospectus are designed to:

> Help you save for retirement security while receiving beneficial tax treatment

> Offer a variety of investment options to help meet long-term financial goals

> Provide a death benefit to the beneficiary you designate

> Provide payments for life or for a specified period

Getting Additional Information. You may obtain the May 3, 1999, Statement of Additional Information (SAI) about the separate account by indicating your request on your application or calling us at 1-800-531-4547. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account are posted on the Securities and Exchange Commission (SEC) website, http://www.sec.gov and may be obtained, free of charge, by contacting the SEC Public Reference Room at 202-942-8090. The SAI table of contents is listed on page 48 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

--------------------------------------------------------------------------------

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed above. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated with Investing in the Funds. The funds in which the subaccounts invest have various risks. Information about the risks of investing in the funds is located in the "Investment Option" section in this prospectus and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.

Fixed Interest Options.

> AICA Guaranteed Account (the Guaranteed Account)

> Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.

These contracts are not deposits with, obligations of or guaranteed by any bank, nor are they insured by the FDIC. The contracts are subject to investment risk, including the possible loss of the principal amount of your investment.

                          TABLE OF CONTENTS

----------------------------------------------------------------
 Contract Overview .......................................   4
 Contract Design
 Contract Facts
 Questions: Contacting the Company
 Sending Forms and Written Requests in Good Order
 Contract Phases: The Accumulation Phase, The Income Phase
----------------------------------------------------------------

Fee Table ...............................  6
Condensed Financial Information ......... 11
Investment Options ...................... 11
Transfers ............................... 13
Purchase and Rights ..................... 14
Right to Cancel ......................... 16
Fees .................................... 17
Your Account Value ...................... 22
Withdrawals ............................. 24
Systematic Distribution Options ......... 26
Death Benefit ........................... 27
The Income Phase ........................ 31
Taxation ................................ 34
Other Topics ............................ 43

The Company -- Variable Annuity Account I -- Contract Distribution -- Payment of Commissions -- Payment Delay or Suspension -- Performance Reporting -- Voting Rights -- Contract Modifications -- Transfer of Ownership: Assignment -- Involuntary Terminations -- Legal Matters and Proceedings -- Year 2000 Readiness

Contents of the Statement of Additional Information ......... 48
Appendix I--AICA Guaranteed Account ......................... 49
Appendix II -- Fixed Account ................................ 52
Appendix III -- Description of Underlying Funds ............. 53
Appendix IV -- Condensed Financial Information .............. 73

[Begin sidebar]

Questions: Contacting the Company. To answer your questions, contact your local representative or write or call our Home Office at:

Aetna Retirement Services
Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1277
1-800-531-4547

Sending Forms and Written Requests in Good Order.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required for the request to be in "good order." We can only act upon requests that are received in good order.

[End sidebar]


Contract Overview
--------------------------------------------------------------------------------

The following is intended as a summary. Please read each section of this prospectus for additional detail.

                                Contract Design

The contract described in this prospectus is a group or individual deferred variable annuity contract. It is intended to be a retirement savings vehicle that receives beneficial tax treatment and offers a variety of investment options to help meet long-term financial goals.

                                 Contract Facts

Free Look/Right to Cancel: You may cancel your contract within 10 days (or longer if required by state law) of receipt. See "Right To Cancel."

Death Benefit: Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Benefits during the income phase depend upon the payment option selected. See "Death Benefit" and " Income Phase."

Withdrawals: During the accumulation phase, you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See "Withdrawals." Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

Systematic Distribution Options: These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

Fees and Expenses: Certain fees and expenses are deducted from the value of your contract. See "Fee Table" and "Fees."

Taxation: The contract is designed to help defer taxes while saving for retirement. Taxes will generally be due when you receive a distribution from amounts accumulated. Tax penalties may apply in some circumstances. See "Taxation."

                                 Contract Phases

I. The Accumulation Phase (accumulating dollars)

STEP 1: You provide us with your completed application and initial payment. We establish an account for you.

STEP 2: You direct us to invest your payments in one or more of the following:
(a) Fixed Interest Options
(b) Variable Investment Options
    (The variable investment options are the subaccounts of Variable Annuity Account I. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its assigned fund.


II. The Income Phase When you want to begin receiving payments from your contract, you may select from the options available. The contract offers several payment options (see "Income Phase"). In general, you may:

> Receive payments for a specified period of time or for life

> Receive payments monthly, quarterly, semi-annually or annually

> Select an option that provides for payments to beneficiaries

> Select fixed payments or payments that vary based upon the performance of the variable investment options you select



[graphic]

                                  Payments to
                                  Your Account

                              Step 1 (down arrow)

                       Aetna Insurance Company of America

     (a)                 Step 2                   (b)
                               Variable Annuity
Fixed                         Separate Account I
Interest
Options                  Variable Investment Options

                               The Subaccounts

                                 A         B    Etc.

                   (down arrow)  Step 3 (down arrow)

                              Mutual    Mutual
                              Fund A    Fund B
[end graphic]

[Begin sidebar]

In this Section:

> Maximum Transaction Fees

> Maximum Fees Deducted from Investments in the Separate Account

> Fees Deducted by the Funds

> Examples of Fee Deductions

Also see the "Fees" section for:

> How, When and Why Fees are Deducted

> Reduction, Waiver and/or  Elimination of Certain Fees

[End sidebar]


Fee Table
--------------------------------------------------------------------------------

The tables and examples in this section show the fees that may affect your account value while you are accumulating dollars under the contract (the accumulation phase). See "Income Phase" for fees that may apply after you begin receiving payments under the contract. The fees shown below do not include premium taxes that may be applicable.

Maximum Transaction Fees

Early Withdrawal Charge (As a percentage of the purchase payments withdrawn.)

---------------------------------------------------------------------------------------
  Contracts Other Than Roth IRA Contracts                Roth IRA Contracts(1)
-------------------------------------------   -----------------------------------------
         Years From                Early                                       Early
         Receipt of             Withdrawal             Completed             Withdrawal
           Payment                Charge             Account Years             Charge
----------------------------   ------------   ---------------------------   -----------
 Less than 2                       7%         Less than 1                       5%
 2 or more but less than 4         6%         1 or more but less than 2         4%
 4 or more but less than 5         5%         2 or more but less than 3         3%
 5 or more but less than 6         4%         3 or more but less than 4         2%
 6 or more but less than 7         3%         4 or more but less than 5         1%
 7 or more                         0%         5 or more                         0%
---------------------------------------------------------------------------------------

Annual Maintenance Fee................................................$30.00(2)

Transfer charge........................................................$0.00(3)

Maximum Fees Deducted from Investments in the Separate Account

(Daily deductions equal to the given percentage on an annual basis.)

Contracts other than Roth IRA Contracts Issued before May 1, 1998

Mortality and Expense Risk Charge......................................1.25%

Administrative Expense Charge..........................................0.15%(4)
                                                                       -----

Total Separate Account Annual Expenses.................................1.40%
                                                                       =====

Contracts Issued on or after May 1, 1998, and all Roth IRA Contracts

Mortality and Expense Risk Charge......................................1.10%(5)

Administrative Expense Charge..........................................0.15%(4)
                                                                       -----

Total Separate Account Annual Expenses.................................1.25%
                                                                       =====

(1)If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge was waived, the early withdrawal charge will be based on the number of completed account years since the date of the initial payment to the former contract.

(2)The annual maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due. See "Fees -- Annual Maintenance Fee."

(3)During the accumulation phase, we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. See "Transfers."

(4)We currently do not deduct an administrative expense charge during the income phase; however, we reserve the right to deduct a daily charge of not more than 0.25% per year. See "Income Phase -- Charges Deducted."

(5)Under certain contracts the mortality and expense risk charge during the accumulation period may be reduced. See "Fees -- Mortality and Expense Risk Charge."

Fees Deducted by the Funds

Using this information. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn more about additional factors impacting the share value, refer to the fund prospectus.

How fees are deducted. The fund fees are not deducted from account values. Instead, they are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 1998.

                               Fund Expense Table

                                                                                         Total Fund                  Net Fund
                                                                                           Annual                     Annual
                                                                                          Expenses                   Expenses
                                                                 Investment                Without       Total        After
                                                                  Advisory      Other    Waivers or   Waivers and   Waivers or
                                                                   Fees(1)    Expenses   Reductions    Reductions   Reductions
                                                                   -------    --------   ----------    ----------   ----------
Aetna Ascent VP(2)(3)                                              0.60%       0.15%       0.75%          0.00%        0.75%
Aetna Balanced VP, Inc.(3)                                         0.50%       0.09%       0.59%            --         0.59%
Aetna Bond VP(3)                                                   0.40%       0.10%       0.50%            --         0.50%
Aetna Crossroads VP(2)(3)                                          0.60%       0.15%       0.75%          0.00%        0.75%
Aetna Growth VP(2)(3)                                              0.60%       0.15%       0.75%          0.00%        0.75%
Aetna Growth and Income VP(3)                                      0.50%       0.08%       0.58%            --         0.58%
Aetna Index Plus Large Cap VP(2)(3)                                0.35%       0.10%       0.45%          0.00%        0.45%
Aetna International VP(2)(3)                                       0.85%       1.22%       2.07%          0.92%        1.15%
Aetna Legacy VP(2)(3)                                              0.60%       0.16%       0.76%          0.00%        0.76%
Aetna Money Market VP(3)                                           0.25%       0.09%       0.34%            --         0.34%
Aetna Real Estate Securities VP(2)(3)                              0.75%       0.73%       1.48%          0.53%        0.95%
Aetna Small Company VP(2)(3)                                       0.75%       0.14%       0.89%          0.00%        0.89%
Aetna Value Opportunity VP(2)(3)                                   0.60%       0.14%       0.74%          0.00%        0.74%
Calvert Social Balanced Portfolio(5)                               0.70%       0.18%       0.88%          0.02%        0.86%
Fidelity VIP Equity-Income Portfolio(6)                            0.49%       0.09%       0.58%          0.01%        0.57%
Fidelity VIP Growth Portfolio(6)                                   0.59%       0.09%       0.68%          0.02%        0.66%
Fidelity VIP High Income Portfolio(6)                              0.58%       0.12%       0.70%          0.00%        0.70%
Fidelity VIP Overseas Portfolio(6)                                 0.74%       0.17%       0.91%          0.02%        0.89%
Fidelity VIP II Asset Manager Portfolio(6)                         0.54%       0.10%       0.64%          0.01%        0.63%
Fidelity VIP II Contrafund Portfolio(6)                            0.59%       0.11%       0.70%          0.04%        0.66%
Fidelity VIP II Index 500 Portfolio(6)                             0.24%       0.11%       0.35%          0.07%        0.28%
Janus Aspen Aggressive Growth Portfolio(7)                         0.72%       0.03%       0.75%          0.00%        0.75%
Janus Aspen Balanced Portfolio(7)                                  0.72%       0.02%       0.74%          0.00%        0.74%
Janus Aspen Flexible Income Portfolio(7)                           0.65%       0.08%       0.73%          0.00%        0.73%
Janus Aspen Growth Portfolio(7)                                    0.72%       0.03%       0.75%          0.07%        0.68%
Janus Aspen Worldwide Growth Portfolio(7)                          0.67%       0.07%       0.74%          0.02%        0.72%
MFS Total Return Series(8)                                         0.75%       0.16%       0.91%          0.00%        0.91%
MFS Global Governments Series(8)(9)                                0.75%       0.36%       1.11%          0.10%        1.01%
Oppenheimer Aggressive Growth Fund/VA(4)                           0.69%       0.02%       0.71%            --         0.71%
Oppenheimer Global Securities Fund/VA(4)                           0.68%       0.06%       0.74%            --         0.74%
Oppenheimer Main Street Growth and Income Fund/VA(4)               0.74%       0.05%       0.79%            --         0.79%
Oppenheimer Strategic Bond Fund/VA(4)                              0.74%       0.06%       0.80%            --         0.80%
Portfolio Partners MFS Emerging Equities Portfolio(10)             0.68%       0.13%       0.81%          0.00%        0.83%
Portfolio Partners MFS Research Growth Portfolio(10)               0.70%       0.15%       0.85%            --         0.85%
Portfolio Partners MFS Value Equity Portfolio(10)                  0.65%       0.25%       0.90%            --         0.90%
Portfolio Partners Scudder International Growth Portfolio(10)      0.80%       0.20%       1.00%            --         1.00%
Portfolio Partners T. Rowe Price Growth Equity Portfolio(10)       0.60%       0.15%       0.75%            --         0.75%

-----------------
Footnotes to the Fund Expense Table

(1)Certain of the fund advisers reimburse the company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are generally paid out of the management fees and are not charged to investors.

 (2)The investment adviser is contractually obligated through December 31, 1999 to waive all or a portion of its investment advisory fee and/or its administrative services fee and/or to reimburse a portion of other expenses in order to ensure that the portfolio's Total Fund Annual Expenses do not exceed the percentage reflected under Net Fund Annual Expenses After Waivers or Reductions.

 (3)Prior to May 1, 1998, the portfolio's investment adviser provided administrative services to the portfolio and assumed the portfolio's ordinary recurring direct costs under an administrative services agreement. After that date, the portfolio's investment adviser provided administrative services but no longer assumed all of the portfolio's ordinary recurring direct costs under an administrative services agreement. The administrative fee is 0.075% on the first $5 billion in assets and 0.050% on all assets over $5 billion. The "Other Expenses" shown are not based on actual figures for the year ended December 31, 1998, but reflect the fee payable under the new administrative services agreement and estimates the portfolio's ordinary recurring direct costs.

 (4)Fee waiver/expense reimbursement obligations do not apply to these portfolios.

 (5)The figures above are based on expenses for fiscal year 1998, and have been restated to reflect the elimination of a performance adjustment. The restatement includes the addition of 0.01% to the portfolio management fee. Other Expenses reflect an indirect fee of 0.02% relating to an expense offset arrangement with the portfolio's custodian. Amounts shown under Total Waivers and Reductions reflect a voluntary reduction of fees paid indirectly.

 (6)A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or the investment adviser on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. These credits are included under Total Waivers and Reductions.

 (7)All expenses are stated both with and without contractual waivers and fee reductions by Janus Capital. Fee reductions for the Aggressive Growth, Balanced, Growth and Worldwide Growth Portfolios reduce the Management fee to the level of the corresponding Janus retail fund. Other waivers, if applicable, are first applied against the Management Fee and then against Other Expenses. Janus Capital has agreed to continue the other waivers and fee reduction until at least the next annual renewal of the advisory agreement.

 (8)Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

 (9)MFS has agreed to bear expenses for this series, subject to reimbursement by the series, such that the series' "other Expenses" shall not exceed 0.25% of the average daily net assets of the series during the current fiscal year. The payments made by MFS on behalf of the series under this arrangement are subject to reimbursement by the series to MFS, which will be accomplished by the payment of an expense reimbursement fee by the series to MFS computed and paid monthly at a percentage of the series' average daily net assets for its then current fiscal year, with a limitation that immediately after such payment the series' "Other Expenses" will not exceed the percentage set forth above. The obligation of MFS to bear a series' "Other Expenses" pursuant to this arrangement, and the series' obligation to pay the reimbursement fee to MFS, terminates on the earlier of the date on which payments made by the series' equal the prior payment of such reimbursable expenses by MFS, or December 31, 2004. MFS may, in its discretion, terminate this arrangement at an earlier date, provided that the arrangement will continue until at least May 1, 2000, unless terminated with the consent of the board of trustees which oversees the series.

(10)The investment adviser has agreed to reimburse the portfolios for expenses and/or waive its fees, so that, through at least April 30, 2000, the aggregate of each portfolio's expenses will not exceed the combined investment advisory fees and other expenses shown under the Net Fund Annual Expenses After Waivers or Reductions column above. For the Portfolio Partners MFS Emerging Equities Portfolio, the Total Fund Annual Expenses Without Waivers or Reductions for 1998 were less than the percentage reflected under the Net Fund Annual Expenses After Waivers or Reductions column. Nevertheless, the investment adviser will waive fees and/or reimburse expenses if that portfolio's Total Fund Annual Expenses Without Waivers or Reductions for 1999 exceed the percentage reflected under the Net Fund Annual Expenses After Waivers or Reductions column.

Hypothetical Example: For Contracts Other Than Roth IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum mortality and expense risk charge of 1.25% annually, an administrative expense charge of 0.15% annually, and the maximum annual maintenance fee of $30 (converted to a percentage of assets equal to 0.018%). The total annual fund expenses used are those shown in the "Total Annual Expenses Without Waivers or Reductions" column in the Fund Expense Table.

--------------------------------------------------------------------------------

> These examples are purely hypothetical.
> They should not be considered a representation of past or future expenses or expected returns.
> Actual expenses and/or returns may be more or less than those shown in these examples.

--------------------------------------------------------------------------------

                                                                    EXAMPLE A
                                                   If you withdraw your entire account value
                                                      at the end of the periods shown, you
                                                        would pay the following expenses,
                                                         including any applicable early
                                                               withdrawal charge:
Fund Name                                            1 Year   3 Years   5 Years   10 Years
Aetna Ascent VP                                         $85      $121      $152      $250
Aetna Balanced VP, Inc.                                 $83      $116      $144      $234
Aetna Bond VP                                           $82      $114      $139      $224
Aetna Crossroads VP                                     $85      $121      $152      $250
Aetna Growth VP                                         $85      $121      $152      $250
Aetna Growth and Income VP                              $83      $116      $143      $233
Aetna Index Plus Large Cap VP                           $82      $112      $136      $219
Aetna International VP                                  $98      $161      $217      $376
Aetna Legacy VP                                         $85      $122      $152      $251
Aetna Money Market VP                                   $81      $109      $131      $207
Aetna Real Estate Securities VP                         $92      $143      $188      $322
Aetna Small Company VP                                  $86      $126      $159      $264
Aetna Value Opportunity VP                              $85      $121      $151      $249
Calvert Social Balanced Portfolio                       $86      $125      $158      $263
Fidelity VIP Equity-Income Portfolio                    $83      $116      $143      $233
Fidelity VIP Growth Portfolio                           $84      $119      $148      $243
Fidelity VIP High Income Portfolio                      $84      $120      $149      $245
Fidelity VIP Overseas Portfolio                         $86      $126      $160      $266
Fidelity VIP II Asset Manager Portfolio                 $84      $118      $146      $239
Fidelity VIP II Contrafund Portfolio                    $84      $120      $149      $245
Fidelity VIP II Index 500 Portfolio                     $81      $109      $131      $208
Janus Aspen Aggressive Growth Portfolio                 $85      $121      $152      $250
Janus Aspen Balanced Portfolio                          $85      $121      $151      $249
Janus Aspen Flexible Income Portfolio                   $85      $121      $151      $248
Janus Aspen Growth Portfolio                            $85      $121      $152      $250
Janus Aspen Worldwide Growth Portfolio                  $85      $121      $151      $249
MFS Total Return Series                                 $86      $126      $160      $266
MFS Global Governments Series                           $88      $132      $170      $286
Oppenheimer Aggressive Growth Fund/VA                   $84      $120      $150      $246
Oppenheimer Global Securities Fund/VA                   $85      $121      $151      $249
Oppenheimer Main Street Growth & Income                 $85      $123      $154      $254
  Fund/VA
Oppenheimer Strategic Bond Fund/VA                      $85      $123      $154      $255
Portfolio Partners MFS Emerging Equities Portfolio      $85      $123      $155      $256
Portfolio Partners MFS Research Growth Portfolio        $86      $124      $157      $260
Portfolio Partners MFS Value Equity Portfolio           $86      $126      $159      $265
Portfolio Partners Scudder International Growth         $87      $129      $164      $275
  Portfolio
Portfolio Partners T. Rowe Price Growth Equity          $85      $121      $152      $250
  Portfolio

                                                                   EXAMPLE B
                                                    If at the end of the periods shown you (1)
                                                    leave your entire account value invested
                                                     or (2) select an income phase payment
                                                      option, you would pay the following
                                                     expenses (no early withdrawal charge is
                                                                  reflected):*
Fund Name                                            1 Year   3 Years   5 Years   10 Years
Aetna Ascent VP                                         $22      $ 68      $116      $250
Aetna Balanced VP, Inc.                                 $20      $ 63      $108      $234
Aetna Bond VP                                           $19      $ 60      $104      $224
Aetna Crossroads VP                                     $22      $ 68      $116      $250
Aetna Growth VP                                         $22      $ 68      $116      $250
Aetna Growth and Income VP                              $20      $ 63      $108      $233
Aetna Index Plus Large Cap VP                           $19      $ 59      $101      $219
Aetna International VP                                  $35      $107      $181      $376
Aetna Legacy VP                                         $22      $ 68      $117      $251
Aetna Money Market VP                                   $18      $ 55      $ 95      $207
Aetna Real Estate Securities VP                         $29      $ 90      $153      $322
Aetna Small Company VP                                  $23      $ 72      $123      $264
Aetna Value Opportunity VP                              $22      $ 68      $116      $249
Calvert Social Balanced Portfolio                       $23      $ 72      $123      $263
Fidelity VIP Equity-Income Portfolio                    $20      $ 63      $108      $233
Fidelity VIP Growth Portfolio                           $21      $ 66      $113      $243
Fidelity VIP High Income Portfolio                      $21      $ 66      $114      $245
Fidelity VIP Overseas Portfolio                         $24      $ 73      $124      $266
Fidelity VIP II Asset Manager Portfolio                 $21      $ 65      $111      $239
Fidelity VIP II Contrafund Portfolio                    $21      $ 66      $114      $245
Fidelity VIP II Index 500 Portfolio                     $18      $ 56      $ 96      $208
Janus Aspen Aggressive Growth Portfolio                 $22      $ 68      $116      $250
Janus Aspen Balanced Portfolio                          $22      $ 68      $116      $249
Janus Aspen Flexible Income Portfolio                   $22      $ 67      $115      $248
Janus Aspen Growth Portfolio                            $22      $ 68      $116      $250
Janus Aspen Worldwide Growth Portfolio                  $22      $ 68      $116      $249
MFS Total Return Series                                 $24      $ 73      $124      $266
MFS Global Governments Series                           $26      $ 79      $134      $286
Oppenheimer Aggressive Growth Fund/VA                   $22      $ 67      $114      $246
Oppenheimer Global Securities Fund/VA                   $22      $ 68      $116      $249
Oppenheimer Main Street Growth & Income                 $22      $ 69      $118      $254
  Fund/VA
Oppenheimer Strategic Bond Fund/VA                      $22      $ 69      $119      $255
Portfolio Partners MFS Emerging Equities Portfolio      $23      $ 70      $119      $256
Portfolio Partners MFS Research Growth Portfolio        $23      $ 71      $121      $260
Portfolio Partners MFS Value Equity Portfolio           $23      $ 72      $124      $265
Portfolio Partners Scudder International Growth         $24      $ 75      $129      $275
  Portfolio
Portfolio Partners T. Rowe Price Growth Equity          $22      $ 68      $116      $250
  Portfolio

-----------------
 *This example does not apply during the income phase if you select a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Hypothetical Example: For Roth IRA Contracts

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract and assume a 5% annual return on the investment. For the purpose of these examples, we deducted total annual fund expenses, the maximum mortality and expense risk charge of 1.10% annually, an administrative expense charge of 0.15% annually, and the maximum annual maintenance fee of $30 (converted to a percentage of assets equal to 0.018%). The total annual fund expenses used are those shown in the "Total Annual Expenses Without Waivers or Reductions" column in the Fund Expense Table.

--------------------------------------------------------------------------------

> These examples are purely hypothetical.
> They should not be considered a representation of past or future expenses or expected returns.
> Actual expenses and/or returns may be more or less than those shown in these examples.

--------------------------------------------------------------------------------

                                                                     EXAMPLE A
                                                     If you withdraw your entire account value
                                                       at the end of the periods shown, you
                                                         would pay the following expenses,
                                                          including any applicable early
                                                                withdrawal charge:
                                                      1 year   3 years   5 years   10 years
                                                      ------   -------   -------   --------
Aetna Ascent VP                                          $58      $ 86      $116      $250
Aetna Balanced VP, Inc.                                  $56      $ 81      $108      $234
Aetna Bond VP                                            $55      $ 78      $104      $224
Aetna Crossroads, VP                                     $58      $ 86      $116      $250
Aetna Growth VP                                          $58      $ 86      $116      $250
Aetna Growth and Income VP                               $56      $ 81      $108      $233
Aetna Index Plus Large Cap VP                            $55      $ 77      $101      $219
Aetna International VP                                   $71      $125      $181      $376
Aetna Legacy VP                                          $58      $ 86      $117      $251
Aetna Money Market VP                                    $54      $ 73      $ 95      $207
Aetna Real Estate Securities VP                          $65      $108      $153      $322
Aetna Small Company VP                                   $59      $ 90      $123      $264
Aetna Value Opportunity VP                               $58      $ 85      $116      $249
Calvert Social Balanced Portfolio                        $59      $ 90      $123      $263
Fidelity VIP Equity-Income Portfolio                     $56      $ 81      $108      $233
Fidelity VIP Growth Portfolio                            $57      $ 84      $113      $243
Fidelity VIP High Income Portfolio                       $57      $ 84      $114      $245
Fidelity Overseas Portfolio                              $59      $ 91      $124      $266
Fidelity VIP II Asset Manager Portfolio                  $57      $ 82      $111      $239
Fidelity VIP II Contrafund Portfolio                     $57      $ 84      $114      $245
Fidelity VIP II Index 500 Portfolio                      $54      $ 73      $ 96      $208
Janus Aspen Aggressive Growth Portfolio                  $58      $ 86      $116      $250
Janus Aspen Balanced Portfolio                           $58      $ 85      $116      $249
Janus Aspen Flexible Income Portfolio                    $58      $ 85      $115      $248
Janus Aspen Growth Portfolio                             $58      $ 86      $116      $250
Janus Aspen Worldwide Growth Portfolio                   $58      $ 85      $116      $249
MFS Total Return Series                                  $59      $ 91      $124      $266
MFS Global Governments Series                            $61      $ 97      $134      $286
Oppenheimer Aggressive Growth Fund/VA                    $57      $ 84      $114      $246
Oppenheimer Global Securities Fund/VA                    $58      $ 85      $116      $249
Oppenheimer Main Street Growth & Income Fund/            $58      $ 87      $118      $254
  VA
Oppenheimer Strategic Bond Fund/VA                       $58      $ 87      $119      $255
Portfolio Partners MFS Emerging Equities Portfolio       $58      $ 87      $119      $256
Portfolio Partners MFS Research Growth Portfolio         $59      $ 89      $121      $260
Portfolio Partners MFS Value Equity Portfolio            $59      $ 90      $124      $265
Portfolio Partners Scudder International Growth          $60      $ 93      $129      $275
  Portfolio
Portfolio Partners T. Rowe Price Growth Equity           $58      $ 86      $116      $250
  Portfolio

                                                                    EXAMPLE B
                                                    If at the end of the periods shown you (1)
                                                     leave your entire account value invested
                                                      or (2) select an income phase payment
                                                       option, you would pay the following
                                                      expenses (no early withdrawal charge is
                                                                   reflected):*
                                                      1 year   3 years   5 years   10 years
                                                      ------   -------   -------   --------
Aetna Ascent VP                                          $22      $ 68      $116      $250
Aetna Balanced VP, Inc.                                  $20      $ 63      $108      $234
Aetna Bond VP                                            $19      $ 60      $104      $224
Aetna Crossroads, VP                                     $22      $ 68      $116      $250
Aetna Growth VP                                          $22      $ 68      $116      $250
Aetna Growth and Income VP                               $20      $ 63      $108      $233
Aetna Index Plus Large Cap VP                            $19      $ 59      $101      $219
Aetna International VP                                   $35      $107      $181      $376
Aetna Legacy VP                                          $22      $ 68      $117      $251
Aetna Money Market VP                                    $18      $ 55      $ 95      $207
Aetna Real Estate Securities VP                          $29      $ 90      $153      $322
Aetna Small Company VP                                   $23      $ 72      $123      $264
Aetna Value Opportunity VP                               $22      $ 68      $116      $249
Calvert Social Balanced Portfolio                        $23      $ 72      $123      $263
Fidelity VIP Equity-Income Portfolio                     $20      $ 63      $108      $233
Fidelity VIP Growth Portfolio                            $21      $ 66      $113      $243
Fidelity VIP High Income Portfolio                       $21      $ 66      $114      $245
Fidelity Overseas Portfolio                              $24      $ 73      $124      $266
Fidelity VIP II Asset Manager Portfolio                  $21      $ 65      $111      $239
Fidelity VIP II Contrafund Portfolio                     $21      $ 66      $114      $245
Fidelity VIP II Index 500 Portfolio                      $18      $ 56      $ 96      $208
Janus Aspen Aggressive Growth Portfolio                  $22      $ 68      $116      $250
Janus Aspen Balanced Portfolio                           $22      $ 68      $116      $249
Janus Aspen Flexible Income Portfolio                    $22      $ 67      $115      $248
Janus Aspen Growth Portfolio                             $22      $ 68      $116      $250
Janus Aspen Worldwide Growth Portfolio                   $22      $ 68      $116      $249
MFS Total Return Series                                  $24      $ 73      $124      $266
MFS Global Governments Series                            $26      $ 79      $134      $286
Oppenheimer Aggressive Growth Fund/VA                    $22      $ 67      $114      $246
Oppenheimer Global Securities Fund/VA                    $22      $ 68      $116      $249
Oppenheimer Main Street Growth & Income Fund/            $22      $ 69      $118      $254
  VA
Oppenheimer Strategic Bond Fund/VA                       $22      $ 69      $119      $255
Portfolio Partners MFS Emerging Equities Portfolio       $23      $ 70      $119      $256
Portfolio Partners MFS Research Growth Portfolio         $23      $ 71      $121      $260
Portfolio Partners MFS Value Equity Portfolio            $23      $ 72      $124      $265
Portfolio Partners Scudder International Growth          $24      $ 75      $129      $275
  Portfolio
Portfolio Partners T. Rowe Price Growth Equity           $22      $ 68      $116      $250
  Portfolio

-----------------
 *This example does not apply during the income phase if you select a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Condensed Financial Information
--------------------------------------------------------------------------------

Understanding Condensed Financial Information. In Appendix IV of this prospectus, we provide condensed financial information about the Variable Annuity Account I (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time payments were first received in the subaccounts under the contract.


Investment Options
--------------------------------------------------------------------------------

The contract offers variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Each subaccount invests in one of the funds described in Appendix III. You do not invest directly in or hold shares of the funds.

> Mutual Fund (fund) Descriptions. We provide brief descriptions of the funds in Appendix III. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and phone number listed in "Contract Overview-- Questions: Contacting the Company" or by contacting the SEC Public Reference Room.

Fixed Interest Options. The AICA Guaranteed Account (the Guaranteed Account) and the Fixed Account are the fixed interest options that may be available under your contract. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The fixed account is only available in certain states. For a description of these options see Appendices I and II and the Guaranteed Account prospectus.

--------------------------------------------------------------------------------

Selecting Investment Options

o Choose options appropriate for you. Your Company representative can help you evaluate which investment options may be appropriate for your financial goals.

o Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

o Be informed. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.

--------------------------------------------------------------------------------

Limits on Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in the contract and compliance with regulatory requirements.

Limits on How Many Investment Options You May Select. Although we reserve the right to limit the number of investment options you may select during the accumulation phase, there is currently no limit. The number of investment options you may select at any one time, however, is limited to 18. Each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts where the Guaranteed Account is not available, is considered an option.


Limits Imposed by the Underlying Fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of payments to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.


Additional Risks of Investing in the Funds (Mixed and Shared Funding). "Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by the Company or other insurance companies.

> Shared--bought by more than one company

> Mixed--bought for annuities and life insurance

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

Transfers
--------------------------------------------------------------------------------

During the accumulation phase, you may transfer amounts among the available subaccounts. Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions, and transfers into the Fixed Account from any of the other investment options is not allowed. During the income phase, if approved in your state, transfers are limited to four per year and allowed only if you select variable payments. Transfers must be made in accordance with the terms of your contract.

Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.


Limits on Frequent Transfers. The contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) Not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders.

Additionally, orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount's investment in the corresponding fund is not accepted for any reason.


Charges for Transfers. During the accumulation phase, we allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based upon the subaccount unit values next determined after we receive your transfer request at our Home Office.

Telephone Transfers: Security Measures. To prevent fraudulent use of telephone transactions, we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone transactions. We are not liable for losses resulting from telephone instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts and/or the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case, a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. For additional information about this program, contact your local representative or call us at the number listed in "Contract Overview--Questions:
Contacting the Company."

In certain states, premiums allocated to the Fixed Account may require participation in the dollar cost averaging program.

Dollar cost averaging is not available if you elect a Systematic Distribution Option or participate in the account rebalancing program.

The Account Rebalancing Program. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. You may participate in this program by completing the account rebalancing section of your application, or by contacting us at the address and/or number listed in "Contract Overview--Questions: Contacting the Company."

Account rebalancing is not available if you elect to participate in the dollar cost averaging program.


Purchase and Rights
--------------------------------------------------------------------------------

How to Purchase

> Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from us by completing an application and delivering it and your initial payment to us. Upon our approval we will issue you a contract and set up an account for you under the contract.

> Group Contracts. In most states we have distributors, usually broker/dealers or banks, who hold the contract as a group contract. (See "Distribution") You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

> Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to "contract holder" in this prospectus means both contract holders under joint contracts. The Tax law prohibits the purchase of qualified contracts by joint contract holders.

The maximum issue age for the annuitant on the date we issue the contract is 90 (age 85 for those contracts or certificates issued in Pennsylvania).

Your Rights Under the Contract

> Individual Contracts. You have all contract rights.

> Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the Contract. You have all other rights to your account under the contract.

> Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the "Death Benefit" section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

Payment Methods. The following payment methods are allowed:

> One lump sum

> Periodic payments

> Transfer or rollover from a pre-existing retirement plan or account*

We reserve the right to reject any payments to a prospective or existing account without advance notice.

*In some states, an IRA contract can only accept a lump sum, rollover payment.

Payment Amounts.

> For nonqualified contracts the minimum initial payment amount is $5,000

> For qualified contracts the minimum initial payment amount is $1,500. The Tax
  Code imposes a maximum limit on annual payments which may be excluded from your gross income.

Any additional payments must be at least $1,000 or at least $50 per month as paid by electronic funds transfer. (We may change these amounts from time to time.) A payment of more than $1,000,000 will be allowed only with our consent.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying payment(s) for five business days. Payments may be held for longer periods only with your consent, pending acceptance of the application. If the application is rejected, the application and any payments will be returned to you.

Allocating Payments to the Investment Options. We will allocate your payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options, you may find it helpful to review the "Investment Options" section.


Right to Cancel
--------------------------------------------------------------------------------

When and How to Cancel. You may cancel your contract or certificate within ten days of receipt (some states allow longer) by returning it to our Home Office along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract or certificate and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the payments made plus any earnings or minus any losses attributable to those payments allocated among the subaccounts. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all payments made.

If the payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the payments will be restored to your prior contract.

[Begin sidebar]

Types of Fees

There are four types of fees or deductions that may affect your account.

TRANSACTION FEES

> Early Withdrawal Charge

> Annual Maintenance Fee

> Transfer Charge

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

> Mortality and Expense Risk Charge

> Administrative Expense Charge

FEES DEDUCTED BY THE FUNDS

> Investment Advisory Fees

> Other Expenses

PREMIUM AND OTHER TAXES

[End sidebar]

Fees
--------------------------------------------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both sections for information on fees.

TRANSACTION FEES

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge.

Amount. A percentage of the payments that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

Early Withdrawal Charge Schedules

---------------------------------------------------------------------------------------
  Contracts Other Than Roth IRA Contracts                Roth IRA Contracts*
-------------------------------------------   -----------------------------------------
         Years From                Early                                       Early
         Receipt of             Withdrawal             Completed             Withdrawal
           Payment                Charge             Account Years             Charge
----------------------------   ------------   ---------------------------   -----------
 Less than 2                       7%         Less than 1                       5%
 2 or more but less than 4         6%         1 or more but less than 2         4%
 4 or more but less than 5         5%         2 or more but less than 3         3%
 5 or more but less than 6         4%         3 or more but less than 4         2%
 6 or more but less than 7         3%         4 or more but less than 5         1%
 7 or more                         0%         5 or more                         0%
---------------------------------------------------------------------------------------

-------------------------
* If the purchase payment is a rollover from another contract issued by us or one of our affiliates and the early withdrawal charge was waived, the early withdrawal charge will be based upon the number of completed account years since the date of the initial payment to the former contract.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. Our remaining sales and administrative expenses will be covered by our general assets which are attributable in part to the mortality and expense risk charge described in this section.

First In, First Out. The early withdrawal charge is calculated separately for each payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first payment to the account (first in) is the first you withdraw (first out).

For example: For contracts other than Roth IRAs, we calculate the early withdrawal charge based upon the number of years since the payment was received. If your initial payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first payment that you did not withdraw and/or your subsequent payments to your account in the order they were received.

For Roth IRAs, we calculate the early withdrawal charge based upon the number of completed account years. If three years have elapsed since your initial payment was made, we will deduct an early withdrawal charge equal to 2% of the portion of that payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first payment that you did not withdraw and/or your subsequent payments to your account in the order they were received.

Earnings may be withdrawn after all payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Free Withdrawals. There is no early withdrawal charge if, during each calendar year, the amount withdrawn is 10% or less than:

> Your account value as of the last valuation day of the preceding calendar year or the date of your first payment, whichever is later (if approved in your state), or

> Your account value on the next valuation day after we receive your withdrawal request.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the calendar year.

Waiver. The early withdrawal charge is waived for payments withdrawn if the withdrawal is based upon any of the following:

> Used to provide payments to you during the income phase

> Paid due to the annuitant's death during the accumulation phase (in an amount up to the sum of payments in the account on the date of the annuitant's death)

> Paid on a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months

> Taken because of the election of a systematic distribution option (See
  "Systematic Distribution Options")

> Applied as a rollover to certain Roth IRAs issued by us or an affiliate

> If approved in your state, taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by the Company

> Paid upon termination of your account by us (see "Other Topics -- Involuntary
  Terminations")

Reduction or Elimination. We may reduce or eliminate the early withdrawal charge if we anticipate savings on our administrative expenses due to any one of the following:

> The size and type of group to whom the contract is offered

> The amount of expected payments

> A prior or existing relationship with the Company such as being an employee of the Company or any affiliate, receiving distributions or making transfers from other contracts issued by us, or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates

We will not unfairly discriminate against any person if we reduce or eliminate the early withdrawal charge. Any reduction or elimination of this fee will be subject to state approval.

Nursing Home Waiver. You may withdraw all or a portion of your account value without an early withdrawal charge if:

> More than one year has elapsed since the account effective date

> The withdrawal is requested within three years of the annuitant's admission to a licensed nursing care facility (in New Hampshire non-licensed facilities are included), and

> The annuitant has spent at least 45 consecutive days in such nursing care facility

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility on the date we established your account. It will also not apply if otherwise prohibited by state law.

Annual Maintenance Fee

Maximum Amount. $30.00

When/How. Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

Purpose. This fee reimburses our administrative expenses relating to the establishment and maintenance of your account.

Elimination. We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date the annual maintenance fee is deducted.

Reduction or Elimination. We may reduce or eliminate the annual maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

> The size and type of the group to whom the contract is offered

> The amount of expected payments

We will not unfairly discriminate against any person if we reduce or eliminate the annual maintenance fee. Any reduction or elimination of this fee will be done according to our own rules in effect at the time a contract is issued. We reserve the right to change these rules from time to time.

Transfer Charge

Amount. During the accumulation phase, we currently allow you 12 free transfers each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This fee reimburses the Company for administrative expenses associated with transferring your dollars among investment options.

FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

Mortality and Expense Risk Charge

Maximum Amount. This charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

o Contracts other than Roth IRA Issued before May 1, 1998...............1.25%

o Contracts Issued on or after May 1, 1998, and all Roth
  IRA Contracts.........................................................1.10%

When/How. We deduct this fee daily from the subaccounts corresponding to the funds you select. We do not deduct this fee from any fixed interest option.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contract.

> The mortality risk is the risk associated with our promise to make lifetime payments based upon annuity rates specified in the contract.

> The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. You may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

Reduction. We will reduce this fee based upon consideration of one or more of the following:

> The size and type of the group to whom the contract is offered

> The type and frequency of administrative and sales services provided

> The level of annual maintenance fee and early withdrawal charges

We will not unfairly discriminate against any person if we reduce the mortality and expense risk charge. Any reduction or elimination of his fee will be done according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

Administrative Expense Charge

Maximum Amount. 0.15% of your account value invested in the subaccounts during the accumulation phase:

There is currently no administrative expense charge during the income phase; however, we reserve the right to charge an administrative expense fee of up to 0.25% during the income phase.

When/How. If imposed, we deduct this fee daily from the subaccounts corresponding to the funds you select. We do not deduct this fee from the fixed interest options. This charge may be assessed during the accumulation phase or the income phase. If we are currently imposing this fee when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charges described above. The charge is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this fee.

Reduction or Elimination. We may reduce or eliminate the administrative expense charge. Factors we consider reflect differences in our level of administrative costs and services, such as:

> The size and type of the group to whom the contract is offered

> The amount of expected payments

We will not unfairly discriminate against any person if we reduce or eliminate the administrative expense charge. Any reduction or elimination of this fee will be done according to our rules in effect at the time a contract is issued. We reserve the right to change these rules from time to time.

FEES DEDUCTED BY THE FUNDS

Maximum Amount. Each fund's advisory fee and expenses are different. They are set forth in "Fee Table--Fees Deducted by the Funds" and described in more detail in each fund prospectus.

When/How. The fund fees are not deducted from your account value. Instead, fund expenses are reflected in the daily value of fund shares, which in turn will affect the daily value of the subaccounts.

Purpose. These expenses help to pay the fund investment advisor and operating expenses.

PREMIUM AND OTHER TAXES

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon jurisdiction.

When/How. We reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. Our current practice is to deduct premium taxes at the time of a complete withdrawal or the commencement of income payments. We will not deduct any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

Your Account Value
--------------------------------------------------------------------------------

During the accumulation phase, your account value at any given time equals:

> The current dollar value of amounts invested in the subaccounts; plus

> The current dollar values of amounts invested in the fixed interest options, including interest earnings to date

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account I subaccount dedicated to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange. At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor


Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

> The net assets of the fund held by the subaccount as of the current valuation;
  minus

> The net assets of the fund held by the subaccount at the preceding valuation;
  plus or minus

> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

> The total value of the subaccount's units at the preceding valuation; minus

> A daily deduction for the mortality and expense risk charge and the administrative expense charge (if any). See "Fees."

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange, the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of Subaccount A, and 80 accumulation units of Subaccount B.

Step 1: An investor contributes $5000


Step 2:

A. He directs us to invest $3,000 in Fund A. His dollars purchase 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B. He directs us to invest $2,000 in Fund B. His dollars purchase 80 accumulation units of Subaccount B ($2,000 divided by the current $25 AUV).

Step 3: The separate account then purchases shares of the applicable funds at the current market value (NAV).


The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Payments to Your Account. If all or a portion of initial payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application as described in "Purchase and Rights." Subsequent payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the payment or transfer request. The value of subaccounts may vary day to day.

[graphic]

                              $5,000 contribution

                              Step 1 (down arrow)

                       Aetna Insurance Company of America

                               Step 2 (down arrow)

                           Variable Annuity Account B

                    Subaccount A        Subaccount B        Etc.
                    300                 80
                    accumulation        accumulation
                    units               units


                        (down arrow) Step 3 (down arrow)

                              Fund A    Fund B
[end graphic]

[Begin sidebar]

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

> Early Withdrawal Charge (see "Fees--Early Withdrawal Charge")

> Maintenance Fee (see "Fees--Maintenance Fee")

> Market Value Adjustment for amounts held in the Guaranteed Account (see
  Appendix I and the Guaranteed Account prospectus)

> Tax Penalty (see "Taxation")

> Tax Withholding (see "Taxation")

To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call us at the number listed in "Contract Overview--Questions: Contacting the Company."

[End sidebar]

Withdrawals
--------------------------------------------------------------------------------

You may withdraw all or a portion of your account value at any time during the accumulation phase. If you participate in the contract through a 403(b) plan, certain restrictions apply. See "Restrictions on Withdrawals From 403(b) Plan Accounts."

Steps for Making A Withdrawal

> Select the withdrawal amount

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge and annual maintenance fee.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Account or the Fixed Account, and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account.

See Appendices I and II and the Guaranteed Account prospectus for more information.

> Select investment options. If you do not specify this, we will withdraw dollars proportionally from each of your investment options

> Properly complete a disbursement form and deliver it to our Home Office

Restrictions on Withdrawals From 403(b) Plan Accounts. Under Section 403(b) contracts, the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59-1/2, separation from service or financial hardship. See "Taxation."

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based upon your account value as of the next valuation after we receive a request for withdrawal in good order at our Home Office.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly- completed disbursement form in good order.

Reinvesting a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of your withdrawal. We must receive reinvested amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinvestment election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit the account for the amount reinvested based upon the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinvested any maintenance fee which fell due after the withdrawal and before the reinvestment. We will reinvest in the same investment options and proportions in place at the time of withdrawal. The reinvestment privilege may be used only once. Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal. Seek competent advice regarding the tax consequences associated with reinvestment.

[Begin sidebar]

Features of a Systematic Distribution Option (SDO)

An SDO allows you to receive regular payments from your contract, without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

[End sidebar]

Systematic Distribution Options
--------------------------------------------------------------------------------

The following SDOs may be available:

> SWO--Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based upon a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated under the account.

> ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year.

  Under ECO, we calculate the minimum distribution amount required by law, generally at age 70-1/2, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

> LEO--Life Expectancy Option. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See "Taxation."

> Other SDOs We may add additional SDOs from time to time. You may obtain additional information relating to any of the SDOs from your local representative or by calling us at the number listed in "Contract Overview-- Contract Questions: Contacting the Company."

Eligibility for an SDO. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your local representative or the Company at the number listed in "Contract Overview--
Questions: Contacting the Company."

SDO Availability. If allowed by applicable law, we reserve the right to discontinue the availability of one or all of the SDOs for new elections at any time, and/or to change the terms of future elections.

Terminating an SDO. You may revoke an SDO at any time by submitting a written request to our Home Office. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

Charges and Taxation. When you elect an SDO, your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" and "Fee Table" sections. Taking a withdrawal under an SDO may have tax consequences. If you are concerned about tax implications, consult a qualified tax advisor before electing an option.

[Begin sidebar]

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase see "Income Phase."

Terms to understand:

Account Year/Account Anniversary: A period of 12 months measured from the date we established your account and each anniversary of this date. Account anniversaries are measured from this date.

Annuitant: The person(s) on whose life or life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive death benefit proceeds under the contract.

Claim Date: The date due proof of death and the beneficiary's right to receive the death benefit are received in good order at our Home Office.

Contract Holder (You/Your): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

Market Value Adjustment: An adjustment that may be made to amounts withdrawn from the Guaranteed Account. The adjustment may be positive or negative.

[End sidebar]

Death Benefit
--------------------------------------------------------------------------------

During the Accumulation Phase

Who Receives Death Benefit Proceeds? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance, any other beneficiary you have named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change that beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your local representative or calling us at the number listed in the "Contract Overview -- Questions: Contacting the Company."

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable).

Death Benefit Amount

Minimum Guaranteed Death Benefit. If approved in your state, upon the death of the annuitant the death benefit will be the greater of:

(1) The account value on the claim date; or

(2) The minimum guaranteed death benefit as of the date of death, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan, and fees and expenses) since the date the minimum guaranteed death benefit was determined

Determining the Minimum Guaranteed Death Benefit. On the day we establish your account, the minimum guaranteed death benefit equals the amount of your initial payment. Thereafter the minimum guaranteed death benefit is determined once a year on the account anniversary (until the account anniversary immediately before the annuitant's 85th birthday) and equals the greater of:

(a) The minimum guaranteed death benefit as last determined, adjusted for any payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan, and fees and expenses) since the date the minimum guaranteed death benefit was determined; or

(b) Your account value on that account anniversary

After the annuitant's 85th birthday, the minimum guaranteed death benefit equals the minimum guaranteed death benefit on the account anniversary immediately before the annuitant's 85th birthday, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan, and fees and expenses) since that account anniversary.

Death Benefit Greater than the Account Value. If the minimum guaranteed death benefit is greater than your account value on the claim date, we will allocate an amount equal to the excess to the money market subaccount. The account value on the claim date plus any excess deposited into the money market subaccount becomes the new account value under the contract, and the death benefit paid will equal the account value when the request for payment is made. No early withdrawal charge will apply upon payment of the death benefit.

Death Benefit in Certain Cases

If the Contract Holder is not the Annuitant. Under nonqualified contracts only, if the contract holder who is not the annuitant dies, the minimum guaranteed death benefit described above will not apply. Rather, in this circumstance the death benefit proceeds will be equal to the account value on the claim date, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

Likewise, if a spousal beneficiary continues the account at the death of the contract holder who was not also the annuitant, the annuitant will not change and the minimum guaranteed death benefit will not apply on the death of the spousal beneficiary. Rather, in this circumstance the death benefit proceeds will equal the account value on the claim date, plus or minus any market value adjustment, and minus any applicable early withdrawal charge.

If a Spousal Beneficiary Continues the Account. If a spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. In this circumstance, the minimum guaranteed death benefit payable at the death of a spousal beneficiary shall be determined as described above, except that the initial minimum guaranteed death benefit will equal the minimum guaranteed death benefit payable at the death of the original contract holder/annuitant.

Alternative Death Benefit. If the minimum guaranteed death benefit is not approved in your state, the following death benefit will apply:

Upon the death of the annuitant, the death benefit will be the greatest of:

(1) The total payments made to your account, adjusted for any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan, and fees and expenses);

(2) The highest account value on any account anniversary until the account anniversary immediately before the annuitant's 75th birthday (85th birthday for contracts issued in New York) or date of death, whichever is earlier, adjusted for payments made and any amounts deducted from your account (including withdrawals, payments made under an income phase payment plan, and fees and expenses) since that account anniversary; or

(3) The account value as of the date of death

Death Benefit Greater than the Account Value. If the alternative death benefit is greater than the account value as of the date of death, we will allocate an amount equal to the excess to the money market subaccount. The account value on the claim date plus any excess deposited into the money market subaccount becomes the new account value under the contract, and the death benefit paid will equal the account value when the request for payment is received. No early withdrawal charge will apply upon payment of the death benefit.

Death Benefit in Certain Cases

If the Certificate Holder is not the Annuitant. Under nonqualified contracts only, if the contract holder who is not the annuitant dies, the alternative death benefit described above will not apply. Rather, in this circumstance the death benefit proceeds will be equal to the account value on the date the request for payment is received, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

Likewise, if the spousal beneficiary continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change and the alternative death benefit described above will not apply on the death of the spousal beneficiary. Rather, in this circumstance the death benefit proceeds will equal the account value on the date the request for payment is received, plus or minus any market value adjustment, and minus any early withdrawal charge, if approved in your state. If your state has not approved deduction of an early withdrawal charge in this situation, then an early withdrawal charge will apply only to payments made since the death of the original contract holder/annuitant.

If a Spousal Beneficiary Continues the Account. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary will become the annuitant. In this circumstance, the death benefit payable at the death of a spousal beneficiary shall equal the account value on the date the request for payment is received, plus or minus any market value adjustment, and minus any applicable early withdrawal charge applicable to payments made since the death of the original contract holder/annuitant.

Death Benefit--Methods of Payment

For Qualified Contracts. Under a qualified contract, if the annuitant dies the beneficiary has the following options:

(1) Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules)

(2) Receive, at any time, a lump sum payment equal to all or a portion of the account value, plus or minus any market value adjustment, or

(3) Elect SWO or ECO or LEO (described in "Systematic Distribution Options"), provided the election would satisfy the Tax Code minimum distribution rules

Payments from a Systematic Distribution Option. If the annuitant was receiving payments under SWO or ECO or LEO and died before the Tax Code's required beginning date for minimum distributions, payments under SWO or ECO or LEO will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect SWO or ECO or LEO provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.

Distribution Requirements. Subject to Tax Code limitations, a beneficiary may be able to defer distribution of the death benefit. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See "Taxation."


For Nonqualified Contracts.

(1) If you die and the beneficiary is your surviving spouse, or if you are a nonnatural person and the annuitant dies and the beneficiary is the annuitant's surviving spouse, then the beneficiary becomes the successor contract holder.

    As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

    (a) Continue the contract in the accumulation phase

    (b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment plans

    (c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus or any market value adjustment. If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected

        In this circumstance, the Tax Code does not require distributions under the contract until the successor contract holder's death.

(2) If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above.

    In this circumstance, the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary's life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See "Taxation."

(3) If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary's income in the year the annuitant dies

Payments from a Systematic Distribution Option. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

Taxation. Your beneficiary(ies) may be subject to tax penalties if they do not begin receiving death benefit payments within a time frame required by the Tax Code. See "Taxation."

[Begin sidebar]

We may have used the following terms in prior prospectuses:

Annuity Phase -- Income Phase

Annuity Option -- Payment Option

Annuity Payment -- Income Phase Payment

[End sidebar]

The Income Phase
--------------------------------------------------------------------------------

During the income phase you stop contributing dollars to your account and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments, you must notify us in writing of all of the following:

> Start date

> Payment option (see the payment options table in this section)

> Payment frequency (i.e., monthly, quarterly, semi-annually or annually)

> Choice of fixed or variable payments

> Selection of an assumed net investment rate (only if variable payments are elected)

Your account will continue in the accumulation phase until you properly initiate payments. Once a payment option is selected, it may not be changed.

What Affects Payment Amounts? Some of the factors that may affect payment amounts include your age, your gender, your account value, the payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

Fixed Payments. Amounts funding fixed payments will be held in the Company's general account. Fixed payment amounts do not vary over time.

Variable Payments. Amounts funding your variable income payments will be held in the subaccount(s) you select. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable payments, an assumed net investment rate must be selected.

You may also select a combination of both fixed and variable payments.

Assumed Net Investment Rate. For variable payments, an assumed net investment rate must be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3-1/2% rate, your first payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview--Questions: Contacting the Company."

Minimum Payment Amounts. The payment option you select must result in:

> A first payment of at least $50, or

> Total yearly payments of at least $250

If your account value is too low to meet these minimum payment amounts, you will receive one lump sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based upon increases reflected in the Consumer Price Index-Urban (CPI-U), since July 1, 1993.

Restrictions on Start Dates and the Duration of Payments. Payments may not begin during the first account year, or, unless we consent later than the later of:

(a) The first day of the month following the annuitant's 85th birthday, or

(b) The tenth anniversary of the last payment made to your account (fifth anniversary for contracts issued in Pennsylvania)

When payments start, the age of the annuitant plus the number of years for which payments are guaranteed may not exceed 95.

For qualified contracts only, payments may not extend beyond:

(a) The life of the annuitant

(b) The joint lives of the annuitant and beneficiary

(c) A guaranteed period greater than the annuitant's life expectancy

(d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary

For qualified contracts other than IRAs and for five-percent owners of other qualified contracts, minimum distributions from the contract generally must begin by April 1 of the calendar year following the calendar year in which you attain age 70-1/2 or retire, whichever occurs later. For Roth IRAs these minimum distribution rules do not apply. See "Taxation" for further discussion of rules relating to income phase payments.

Charges Deducted. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable payments and a nonlifetime payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. We may also deduct a daily administrative charge from amounts held in the subaccounts. See "Fees."

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment in good order at our Home Office. If the continuing payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Beneficiary Rights. A beneficiary's right to elect an income phase payment option or receive a lump sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase. You may elect a payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option. The same or different payment option may be selected for the portion left invested in the accumulation phase.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting a payment option, the Tax Code requires that your expected payments will not exceed certain amounts. See "Taxation" for additional information.

Payment Options.

The following table lists the payment options and accompanying death benefits available during the income phase. We may offer additional payment options under the contract from time to time.

Once income phase payments begin, you may not change the payment option selected.

Terms to understand:

Annuitant: The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary: The person(s) or entity(ies) entitled to receive a death benefit.

------------------------------------------------------------------------------------------------------------------------------------
                                                      Lifetime Payment Options
------------------------------------------------------------------------------------------------------------------------------------
 Life Income            Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment's due date.
                        Death Benefit--None: All payments end upon the annuitant's death.
------------------------------------------------------------------------------------------------------------------------------------
 Life Income--          Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5-30
 Guaranteed             years or as otherwise specified in the contract.
 Payments               Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will pay the beneficiary a lump-sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.
------------------------------------------------------------------------------------------------------------------------------------
 Life Income--Two       Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made
 Lives                  should both annuitants die before the second payment's due date.
                        Continuing Payments:
                        (a) When you select this option you choose for 100%, 66-2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or
                        (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment will continue to the second annuitant on the annuitant's death.
                        Death Benefit -- None: All payments end upon the death of both annuitants.
------------------------------------------------------------------------------------------------------------------------------------
 Life Income -- Two     Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5-30 years or as
 Lives --               otherwise specified in the contract.
 Guaranteed             Continuing Payments: 100% of the payment to continue after the first death.
 Payments               Death Benefit -- Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will pay the beneficiary a lump sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.
------------------------------------------------------------------------------------------------------------------------------------
 Life Income --         Length of Payments: For as long as the annuitant lives.
 Cash Refund            Death Benefit -- Payment to the Beneficiary: Following the annuitant's death, we will pay a lump sum
 Option (limited        payment equal to the amount originally applied to the payment option (less any premium tax) and less the availability -- fixed  total amount of fixed payment paid.
 payment only)
------------------------------------------------------------------------------------------------------------------------------------
 Life Income -- Two     Length of Payments: For as long as either annuitant lives.
 Lives--Cash Refund     Continuing Payments: 100% of the payment to continue after the first death.
 Option (limited        Death Benefit -- Payment to the Beneficiary: When both annuitants die, we will pay a lump sum payment availability -- fixed  equal to the amount applied to the payment option (less any premium tax) and less the total amount of
 payment only)          fixed payment paid.
------------------------------------------------------------------------------------------------------------------------------------
                                                      Nonlifetime Payment Plan
------------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: You may select payments for 5 to 30 years. In certain cases a lump-sum payment may be
 Nonlifetime--          requested at any time (see below).
 Guaranteed             Death Benefit--Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed
 Payments               payments, we will pay the beneficiary a lump-sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments, and we will not impose any early withdrawal charge.
------------------------------------------------------------------------------------------------------------------------------------

Lump Sum Payment: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump-sum. A lump sum elected before three years of payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Home Office.
--------------------------------------------------------------------------------

Calculation of Lump Sum Payments. If a lump sum payment is available under the payment options above, the rate used to calculate the present value of the remaining guaranteed payments will be the same rate we used to calculate the income phase payments (i.e., the actual fixed rate used for fixed payments or the 3-1/2% or 5% assumed net investment rate used for variable payments.

[Begin sidebar]

In this Section

INTRODUCTION

CONTRACT TYPE

WITHDRAWALS AND OTHER DISTRIBUTIONS

> Taxation of Distributions

> 10% Penalty Tax

> Withholding for Federal Income Tax Liability

MINIMUM DISTRIBUTION REQUIREMENTS

> Minimum Distribution of Death Benefit Proceeds (Except Nonqualified Contracts)

> Minimum Distribution of Death Benefit Proceeds (Nonqualified Contracts)

RULES SPECIFIC TO CERTAIN PLANS

> 401(a) Plans

> 403(b) Plans

> 408(b) and 408A IRAs

e 457(b) Plans

TAXATION OF NONQUALIFIED CONTRACTS

TAXATION OF THE COMPANY

When consulting a tax advisor, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

[End sidebar]

Taxation
--------------------------------------------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

> Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract

> Tax laws change. It is possible that a change in the future could affect contracts issued in the past

> This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions

> We do not make any guarantee about the tax treatment of the contract or transaction involving the contract

> Contract holder means the contract holder of an individually owned contract or the certificate holder of a group contract

> The term "payment" in this section refers to income phase payments.

--------------------------------------------------------------------------------
We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.
--------------------------------------------------------------------------------

Taxation of Gains Prior to Distribution. Generally no amounts accumulated under a variable contract will be taxable prior to the time of actual distribution. However, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

CONTRACT TYPE

The Contract is designed for use on a non-tax qualified basis as a nonqualified contract, or with certain retirement arrangements that qualify under Tax Code sections 403(b), 408(b) or 408A. Prior to May 1, 1998, the contract was available with certain retirement arrangements that qualify under Tax Code sections 401(a) or 457(b).

Tax Rules. The tax rules vary according to whether the contract is a nonqualified contract or used with a retirement arrangement. If used with a retirement arrangement, you need to know the Tax Code section under which your arrangement qualifies. Contact your plan sponsor, local representative or the Company to learn which Tax Code section applies to your arrangement.

The Contract. Contract holders are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract. If the contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.

WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income payments, rollovers, exchanges and death benefit proceeds.

We report the taxable portion of all distributions to the IRS.

Taxation of Distributions

Nonqualified Contracts. A full withdrawal of a nonqualified contract is taxable to the extent that the amount received exceeds the investment in the contract. A partial withdrawal is taxable to the extent that the account value immediately before the withdrawal exceeds the investment in the contract. In other words, a partial withdrawal is treated first as a withdrawal of taxable earnings.

For payments, a portion of each payment which represents the investment in the contract is not taxable. An exclusion ratio is calculated to determine the nontaxable portion.

For fixed payments, in general, there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total dollar amount of the expected payments as defined in Tax Code section 72(d). The entire payment will be taxable once the recipient has recovered the investment in the contract.

For variable payments, an equation is used to establish a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The entire payment will be taxable once the recipient has recovered the investment in the contract.

All deferred nonqualified annuity contracts that are issued by the Company (or its affiliates) to the same contract holder during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code section 72(e) through the serial purchase of annuity contracts or otherwise.

401(a) or 403(b) Plans. All distributions from these plans are taxed as received unless:

> The distribution is rolled over to another plan of the same type or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

> You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code

408(b) Individual Retirement Annuity (IRA). All distributions from a traditional IRA are taxed as received unless:

> The distribution is rolled over to another traditional IRA or, if the IRA contains only amounts previously rolled over from a 401(a), 401(k), or 403(b) plan, to another plan of the same type; or

> You made after-tax contributions to the plan. In this case, the distribution will be taxed according to rules detailed in the Tax Code

408A Roth IRA. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

> Made after the 5-taxable year period beginning with the first taxable year for which a contribution was made, and

> Made after you attain age 59-1/2, die, become permanently and totally disabled, or for a qualified first-time home purchase.

If a distribution is not qualified, the accumulated earnings are taxable. A partial distribution will first be treated as a return of contributions which is not taxable.

457(b) Plans. All amounts received under a 457(b) plan are includible in taxable income when paid or otherwise made available to you or your beneficiary.

Taxation of Death Benefit Proceeds. In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% Penalty Tax

Under certain circumstances, the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a nonqualified contract or from a contract used with a 401(a), 403(b), 408(b) or 408A arrangement. The 10% penalty tax does not apply to a distribution from a 457 plan.

Nonqualified Contract. The 10% penalty tax applies to the taxable portion of a distribution from a nonqualified annuity unless one or more of the following have occurred:

(a) The taxpayer has attained age 59-1/2

(b) The taxpayer has become totally and permanently disabled

(c) The contract holder has died

(d) The distribution is made in substantially equal periodic payments (at least annually) over the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and beneficiary

(e) The distribution is allocable to investment in the contract before August 14, 1982

401(a) or 403(b) Plan. The 10% penalty tax applies to the taxable portion of a distribution from a 401(a) or 403(b) plan, unless one or more of the following have occurred:

(a) You have attained age 59-1/2

(b) You have become totally and permanently disabled

(c) You have died

(d) You have separated from service with the plan sponsor at or after age 55

(e) The distribution is rolled over into another plan of the same type or to an IRA in accordance with the Tax Code

(f) The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your beneficiary. Also, you must have separated from service with the plan sponsor

(g) The distribution is equal to unreimbursed medical expenses that qualify for deduction as specified in the Tax Code

408(b) IRA. In general, the exceptions for 401(a) and 403(b) plans also apply to distributions from an IRA except for the separation from service exception in
(d) above. This includes a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The penalty tax is also waived on a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals or used for qualified first-time home purchase or for higher education expenses.

Withholding for Federal Income Tax Liability

Any distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

Nonqualified Contract. Generally, you or a beneficiary may elect not to have tax withheld from distributions.

401(a) or 403(b) Plans. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, you or a beneficiary may elect not to have tax withheld from certain distributions.

408(b) and 408A IRAs. Generally, you or a beneficiary may elect not to have tax withheld from distributions.

457 Plans. All distributions from a 457 plan, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. No withholding is required on payments to beneficiaries.

Non-resident Aliens. If you or your beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

MINIMUM DISTRIBUTION REQUIREMENTS

To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to either nonqualified contracts or Roth IRA contracts, except with regard to death benefits. These rules may dictate one or more of the following:

> Start date for distributions

> The time period in which all amounts in your account(s) must be distributed

> Distribution amounts

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70-1/2 or retire, whichever occurs later, unless:

> You are a 5% owner or the contract is an IRA, in which case such distributions must begin by April 1st of the calendar year following the calendar year in which you attain age 70-1/2, or

> Under 403(b) plans, if the Company maintains separate records of amounts held as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

Time Period. We must pay out distributions from the contract over one of the following time periods:

> Over your life or the joint lives of you and your beneficiary, or

> Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.

Amount (457(b) Plans Only). Any distribution from a 457(b) plan, payable over a period of more than one year, must be made in substantially non-increasing amounts.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

Minimum Distribution of Death Benefit Proceeds
(Except Nonqualified Contracts)

The following applies to 408(b) and 408A IRAs and 401(a), 403(b) and 457 plans. Different distribution requirements apply if your death occurs:

> After you begin receiving minimum distributions under the contract; or

> Before you begin receiving such distributions

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, dependent upon the following:

> Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary

> Whether life expectancy was recalculated

The rules are complex and any beneficiary should consult with a tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die September 1, 1999, your entire balance must be distributed to the beneficiary by December 31, 2004. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in either of the following timeframes:

> Over the life of the beneficiary

> Over a period not extending beyond the life expectancy of the beneficiary

For 457(b) plans, if the beneficiary is not your spouse, the time-frame may not exceed fifteen years.

Start Dates for Spousal Beneficiaries. If the beneficiary is your spouse, the distribution must begin on or before the later of the following:

> December 31 of the calendar year following the calendar year of your death

> December 31 of the calendar year in which you would have attained age 70-1/2

Special Rule for IRA Spousal Beneficiaries. In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA and defer taking a distribution until his or her age 70-1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account or fails to take a distribution within the required time period.

Minimum Distribution of Death Benefit Proceeds
(Nonqualified Contracts)

Death of the Contract Holder. The following requirements apply to nonqualified contracts at the death of the contract holder. Different distribution requirements apply if you are the contract holder and your death occurs:

(a) After you begin receiving annuity payments under the contract; or

(b) Before you begin receiving such distributions

If your death occurs after you begin receiving payments, distribution must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 1999, your entire balance must be distributed by August 31, 2004. However, if the distribution begins within one year of your death, then payments may be made in one of the following time-frames:

> Over the life of the beneficiary

> Over a period not extending beyond the life expectancy of the beneficiary

Spousal Beneficiaries. If the beneficiary is your spouse, the account may be continued with the surviving spouse as the new contract holder.

Death of Annuitant. If the contract holder is a nonnatural person and the annuitant dies, the same rules apply as outlined above for death of a contract holder. If the contract holder is a natural person but not the annuitant and the annuitant dies, the beneficiary must elect a payment option within 60 days of the date of death, or any gain under the contract will be includible in the beneficiary's income in the year the annuitant dies.

RULES SPECIFIC TO CERTAIN PLANS

401(a) Plans.

Tax Code section 401(a) permits certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.

Assignment or Transfer of Contracts. Adverse tax consequences to the 401(a) plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than: a plan participant as a means to provide benefit payments; an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or to the Company as collateral for a loan.

Exclusion From Gross Income. The Tax Code imposes a maximum limit on annual payments to your 401(a) account(s) that may be excluded from gross income. The employer must calculate this limit under the plan in accordance with Tax Code section 415. This limit is generally the lesser of 25% of your compensation or $30,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457. The limit applies to your contributions as well as any contributions made by your employer on your behalf. In addition, payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

403(b) Plans.

Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

Assignment or Transfer of Contracts. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p) or to the Company as collateral for a loan.

Exclusions from Gross Income. In order to be excludable from gross income, total annual contributions made by you and your employer to a 403(b) plan cannot exceed the lesser of the following limits set by the Tax Code:

> The first limit, under Tax Code section 415, is generally the lesser of 25% of your compensation or $30,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457

> The second limit, which is the exclusion allowance under Tax Code section
  403(b), is usually calculated according to a formula that takes into account your length of employment, any pretax contributions you and your employer have already made under the plan, and any pretax contributions to certain other retirement plans

These two limits apply to your contributions as well as to any contributions made by your employer on your behalf.

> An additional limit specifically limits your salary reduction contributions to generally no more than $10,000 annually (subject to indexing). Your own limit may be higher or lower, depending upon certain conditions

Payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

Restrictions on Distributions. Tax Code section 403(b)(11) restricts the distribution under Tax Code section 403(b) contracts of:

(1) salary reduction contributions made after December 31, 1988

(2) earnings on those contributions

(3) earnings during such period on amounts held as of December 31, 1988

Distribution of those amounts may only occur upon your death, attainment of age 59-1/2, separation from service, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

408(b) and 408A IRAs.

Tax Code section 408(b) permits eligible individuals to contribute to a traditional Individual Retirement Annuity (IRA) on a pre-tax (deductible) basis. Employers may establish Simplified Employee Pension (SEP) plans and contribute to a traditional IRA owned by the employee. Tax Code section 408A permits eligible individuals to contribute to a Roth IRA on an after-tax (nondeductible) basis.

Assignment or Transfer of Contracts. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce.

Eligibility. Eligibility to contribute to a traditional IRA on a pre-tax basis or to establish a Roth IRA or to roll over or transfer from a traditional IRA to a Roth IRA depends upon your adjusted gross income.

Rollovers and Transfers. Rollovers and direct transfers are permitted from a 401, 403(a) or a 403(b) arrangement to a traditional IRA. Distributions from these arrangements are not permitted to be transferred or rolled over to a Roth IRA. A Roth IRA can accept transfers/rollovers only from a traditional IRA, subject to ordinary income tax, or from another Roth IRA.

457 (b) Plans.

Tax Code section 457(b) provides for certain deferred compensation plans. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and non-government tax exempt entities. The plan may permit participants to specify the form of investment in their deferred compensation account.

Trust Requirement. 457(b) plans maintained by state or local governments, their political subdivisions, agencies, instrumentalities and certain affiliates are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, custodial accounts and annuity contracts are treated as trusts.

Contributions Excluded from Gross Income. If your employer's plan is a 457(b) plan, the Tax Code imposes a maximum limit on annual contributions to your account(s) that may be excluded from your gross income. For section 457(b) plan participants, such limit is generally the lesser of $8,000, as adjusted to reflect changes in the cost of living, or 33% of your includible compensation (25% of gross compensation).

Restrictions on Distributions. Under a 457(b) plan, amounts may not be made available to you earlier than (1) the calendar year you attain age 70-1/2, (2) when you separate from service with the employer or (3) when you are faced with an unforeseeable emergency. A 457(b) plan may permit a one-time in-service distribution if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the 2-year period ending on the date of distribution.

TAXATION OF NONQUALIFIED CONTRACTS

In General. Tax Code section 72 governs taxation of annuities in general. A contract holder under a nonqualified contract who is a natural person generally is not taxed on increases in the account value until distribution occurs by withdrawing all or part of such account value. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Contract Holders of a Nonqualified Contract. If the contract holder is not a natural person, a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the surrender value, adjusted for purchase payments made during the year, amounts previously distributed and amounts previously included in income. There are some exceptions to the rule and a non-natural person should consult with its tax adviser prior to purchasing this contract. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of income on the contract for purposes of the unrelated business income tax. When the contract holder is not a natural person, a change in annuitant is treated as the death of the contract holder.

Diversification. Tax Code section 817(h) requires that in a nonqualified contract the investments of the funds be "adequately diversified" in accordance with Treasury Regulations in order for the contracts to qualify as annuity contracts under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the funds' assets may be invested.

Transfers, Assignments or Exchanges of a Nonqualified Contract. A transfer of ownership of a nonqualified contract, the designation of an annuitant, payee or other beneficiary who is not also the contract holder, the selection of certain annuity dates, or the exchange of a contract may result in certain tax consequences. The assignment, pledge, or agreement to assign or pledge any portion of the account value generally will be treated as a distribution. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a tax adviser regarding the potential tax effects of such a transaction.

TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account I is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company", but is taxed as part of the Company.


We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.


In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.


Other Topics
--------------------------------------------------------------------------------

The Company


Aetna Insurance Company of America (the Company, we, us) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1990 and an indirect wholly-owned subsidiary of Aetna Inc.

We are engaged in the business of selling life insurance and annuities. Our principal executive offices are located at:
            151 Farmington Avenue
            Hartford Connecticut 06156


Variable Annuity Account I

We established Variable Annuity Account I (the separate account) in 1994 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into subaccounts. These subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

Contract Distribution

Aetna Life Insurance and Annuity Company (ALIAC), an affiliate of the Company, serves as the principal underwriter for the securities sold by this prospectus. ALIAC is registered as a broker-dealer with the SEC and a member of the National Association of Securities Dealers, Inc. (NASD).

As principal underwriter, ALIAC will enter into arrangements with one or more registered broker-dealers, including at least one affiliate of the Company, to offer and sell the contracts described in this prospectus. We may also enter into these arrangements with banks that may be acting as broker dealers without separate registration under the Securities Exchange Act of 1934 pursuant to legal and regulatory exceptions. In this prospectus, we refer to the registered broker-dealers and the banks described above as "distributors." ALIAC and one or more of our affiliates may also sell the contracts directly. All individuals offering and selling the contracts must be registered representatives of a broker-dealer, or employees of a bank exempt from registration under the Securities Exchange Act of 1934, and must be licensed as insurance agents to sell variable annuity contracts.

Occasionally, ALIAC may enter into arrangements with independent entities to help find broker-dealers or banks interested in distributing the contract or to provide training, marketing and other sales-related functions, or administrative services. ALIAC will reimburse such entities for expenses related to and may pay fees to such entities in return for these services.

ALIAC may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contracts, and may negotiate different commissions for these broker-dealers.

ALIAC may also contract with independent third party broker-dealers who will act as wholesalers by assisting us in selecting broker-dealers or banks interested in acting as distributors. These wholesalers may also provide training, marketing and other sales related functions and the distributors and may provide certain administrative services in connection with the contracts. ALIAC may pay such wholesalers compensation based on payments to contracts purchased through distributors that they select.

ALIAC may also designate third parties to provide services in connection with the contracts such as reviewing applications for completeness and compliance with insurance requirements and providing the distributors with approved marketing material, prospectuses or other supplies. These parties will also receive payments based on payments for their services, to the extent such payments are allowed by applicable securities laws. ALIAC will pay all costs and expenses related to these services.

Payment of Commissions

Distributors and their registered representatives who sell the contracts are paid commissions and service fees. Pursuant to agreements between ALIAC (as underwriter) and the distributor, commissions will be paid up to an amount currently equal to 6.5% of payments or as a combination of a certain percentage of payments at time of sale and a trail commission as a percentage of assets. Under the latter arrangement, commission payments may exceed 6.5% of payments over the life of the contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. In addition, additional compensation may be paid to the supervisory and other management personnel of the Company or its affiliates if the overall amount of investments in funds advised by the Company or its affiliates increases over time.

Commissions, fees and related distribution expenses are paid out of any early withdrawal charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

> On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted

> When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets

> During any other periods the SEC may by order permit for the protection of investors

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

> Standardized average annual total returns

> Non-standardized average annual total returns

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising you may request a SAI by calling us at the number listed in "Contract Overview--Questions: Contacting the Company."

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. We include all recurring charges during each period (i.e., mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.


Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the separate account. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

> During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

> During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

Contract Modifications

We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Transfer of Ownership: Assignment

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Home Office. An assignment or transfer of ownership may have tax consequences and you should consult with a tax advisor before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Involuntary Terminations

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days' advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

Legal Matters and Proceedings

We are aware of no material legal proceedings pending which involve the separate account or the Company as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.


Year 2000 Readiness

As a healthcare and financial services enterprise, Aetna Inc. (referred to collectively with its affiliates and subsidiaries as "Aetna"), is dependent upon computer systems and applications to conduct its business. Aetna has developed and is currently executing a comprehensive risk-based plan designed to make its mission-critical information technology (IT) systems and embedded systems Year 2000 ready. The plan for IT systems covers five stages including (i) assessment,
(ii) remediation, (iii) testing, (iv) implementation and (v) Year 2000 approval. At year end 1997, Aetna, including the Company, had substantially completed the assessment stage. The remediation of mission- critical IT systems was completed by year end 1998. Testing of all mission- critical IT systems is underway with Year 2000 approval targeted for completion by mid-1999. The costs of these efforts will not affect the separate account.

The Company, its affiliates and the mutual funds that serve as investment options for the separate account also have relationships with investment advisers, broker-dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna, including the Company, has initiated communication with its critical external relationships to determine the extent to which Aetna may be vulnerable to such parties' failure to resolve their own Year 2000 issues. Aetna and the Company have assessed and are prioritizing responses in an attempt to mitigate risks with respect to the failure of these parties to be Year 2000 ready. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the separate account, including, without limitation, its operation or the valuation of its assets and units.

Contents of the Statement of Additional
Information
--------------------------------------------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History ....................................   2
Variable Annuity Account I .........................................   2
Offering and Purchase of Contract ..................................   3
Performance Data ...................................................   3
    General ........................................................   3
    Average Annual Total Return Quotations .........................   3
Income Phase Payments ..............................................   6
Sales Material and Advertising .....................................   7
Independent Auditors ...............................................   7
Financial Statements of the Separate Account ....................... S-1
Financial Statements of Aetna Insurance Company of America ......... F-1

You may request an SAI by calling the Company at the number listed in "Contract Overview--Questions: Contacting the Company".

                                   Appendix I
                             AICA Guaranteed Account
--------------------------------------------------------------------------------

The AICA Guaranteed Account (the Guaranteed Account) is a fixed interest option available during the accumulation phase under the contract. This appendix is only a summary of certain facts about the Guaranteed Account. Please read the Guaranteed Account prospectus carefully before investing in this option.

In General. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below) which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your representative or the Company to learn:

> The interest rate(s) we will apply to amounts invested in the Guaranteed
  Account
  We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

> The period of time your account dollars need to remain in the Guaranteed
  Account in order to earn the rate(s) You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

Deposit Period. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your representative or the Company to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one or more of the following:

> Market Value Adjustment (MVA)--as described in this appendix and in the Guaranteed Account prospectus

> Tax penalties and/or tax withholding--see "Taxation"

> Early withdrawal charge--see "Fees"

> Maintenance fee--see "Fees"

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

Market Value Adjustment (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA Waiver. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

> Transfers due to participation in the dollar cost averaging program

> Withdrawals taken due to your election of SWO or ECO (described in "Systematic
  Distribution Options"), if available

> Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived

Death Benefit. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied.

Partial Withdrawals. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn proportionally from each group of deposits having the same length of time until the maturity date ("Guaranteed Term Group"). Within a Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest, and so on until the amount requested is satisfied.

Guaranteed Terms Maturity. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term,
(b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59-1/2, tax penalties may apply.

If no direction is received from you at our Home Office by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

Under the Guaranteed Account, each guaranteed term is counted as one funding option. If a guaranteed term matures, and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

Subsequent Payments. Payments received after your initial payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) are not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

Dollar Cost Averaging. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90 day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision;
(2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (See "Systematic Distribution Options"); and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

Reinvesting Amounts Withdrawn from the Guaranteed Account. If amounts are withdrawn and then reinvested in the Guaranteed Account, we apply the reinvested amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinvestment will apply. We reinvest amounts proportionately in the same way as they were allocated before withdrawal. Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

Income Phase. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime payment option will be subject to only a positive aggregate MVA.

Distribution. Aetna Life Insurance and Annuity Company (ALIAC) is the principal underwriter of the contract. ALIAC is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. From time to time, ALIAC may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contracts, and may negotiate different commissions for these broker-dealers.

                                   Appendix II
                                  Fixed Account
--------------------------------------------------------------------------------

General Disclosure.

> The Fixed Account is an investment option available during the accumulation phase under the contracts

> Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations

> Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended

> Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements

> Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC

> Additional information about this option may be found in the contract

Interest Rates.

> The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield

> Our determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment

Dollar Cost Averaging. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to 6 months or as provided by federal law.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying the Home Office at least 30 days before income payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

                                  Appendix III
                         Description of Underlying Funds
--------------------------------------------------------------------------------

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

Aetna Balanced VP, Inc.

Investment Objective

Seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.

Policies

Under normal market conditions, allocates assets among the following asset classes: 1) equities such as common and preferred stocks; and 2) debt such as bonds, mortgage-related and other asset-backed securities, and U.S. Government securities. Typically maintains approximately 60% of total assets in equities and 40% of total assets in debt (including money market instruments), although those percentages may vary from time to time.

Risks

Principal risks are those generally attributable to stock and bond investing. The success of the fund's strategy depends on the investment adviser's skill in allocating fund assets between equities and debt and in choosing investments within those categories. Risks attributable to stock investing include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings. Fixed-income investments are subject to the risk that interest rates will rise, which generally causes bond prices to fall. Also, economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Income Shares d/b/a Aetna Bond VP

Investment Objective

Seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Policies

Under normal market conditions, invests at least 65% of total assets in high-grade corporate bonds, mortgage-related and other asset-backed securities, and securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. High-grade securities are rated at least A by Standard & Poor's Corporation (S&P) or Moody's Investors Service, Inc. (Moody's), or if unrated, considered by the investment adviser to be of comparable quality. May also invest up to 15% of total assets in high-yield bonds, and up to 25% of total assets in foreign debt securities.

Risks

Principal risks are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates. For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities have additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Fund d/b/a Aetna Growth and Income VP

Investment Objective

Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Policies

Under normal market conditions, invests at least 65% of total assets in common stocks that the investment adviser believes have significant potential for capital or income growth. Tends to emphasize stocks of larger companies. Also invests assets across other asset classes (including stocks of small and medium-sized companies, international stock, real estate securities and fixed income securities).

Risks

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the fund's strategy also depends significantly on the investment adviser's skill in allocating assets and in choosing investments within each asset class. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks. Although the investment adviser emphasizes large cap stocks, the fund is more diversified across asset classes than most other funds with a similar investment objective. Therefore, it may not perform as well as those funds when large cap stocks are in favor.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Encore Fund d/b/a Aetna Money Market VP

Investment Objective

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

Policies

Invests only in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. These securities include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies. They also may include corporate debt securities, finance company commercial paper, asset-backed securities and certain obligations of U.S. and foreign banks, each of which must be highly rated by independent rating agencies or, if unrated, considered by the investment adviser to be of comparable quality. Maintains a dollar-weighted average portfolio maturity of 90 days or less.

Risks

It is possible to lose money by investing in the fund. There is no guaranty the fund will achieve its investment objective. Shares of the fund are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency.

A weak economy, strong equity markets and changes by the Federal Reserve in its monetary policies all could affect short-term interest rates and therefore the value and yield of the fund's shares.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Generation Portfolios, Inc.--Aetna Ascent VP

Investment Objective

Seeks to provide capital appreciation.

Policies

Designed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and who have a high level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities, and money market instruments. The investment adviser has instituted both a benchmark percentage allocation and a fund level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on the investment adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. May invest up to 15% of total assets in high-yield bonds.

The benchmark portfolio is 80% equities and 20% fixed income under neutral market conditions.

Risks

The success of the fund's strategy depends significantly on the investment adviser's skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile. Risks associated with real estate securities include periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate. For bonds, generally, when interest rates rise, bond prices fall. Economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities have additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Generation Portfolios, Inc.--Aetna Crossroads VP

Investment Objective

Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

Policies

Designed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding ten years and who have a moderate level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities, and money market instruments. The investment adviser has instituted both a benchmark percentage allocation and a fund level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on the investment adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. May invest up to 15% of total assets in high-yield bonds.

The benchmark portfolio is 60% equities and 40% fixed income under neutral market conditions.

Risks

The success of the fund's strategy depends significantly on the investment adviser's skill in choosing investments and in allocating assets among thedifferent investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile. Risks associated with real estate securities include periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate. For bonds, generally, when interest rates rise, bond prices fall. Economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities have additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Generation Portfolios, Inc.--Aetna Legacy VP

Investment Objective

Seeks to provide total return consistent with preservation of capital.

Policies

Designed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding five years and who have a low level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities, and money market instruments. The investment adviser has instituted both a benchmark percentage allocation and a fund level range allocation for each asset class. Asset allocation may vary from the benchmark allocation (within the permissible range) based on the investment adviser's ongoing evaluation of the expected returns and risks of each asset class relative to other classes. May invest up to 15% of total assets in high-yield bonds.

The benchmark portfolio is 40% equities and 60% fixed income under neutral market conditions.

Risks

The success of the fund's strategy depends significantly on the investment adviser's skill in choosing investments and in allocating assets among the different investment classes. Principal risks are those generally attributable to stock and bond investing. For stock investments, risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies tend to be less liquid and more volatile. Risks associated with real estate securities include periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate. For bonds, generally, when interest rates rise, bond prices fall. Economic and market conditions may cause issuers to default or go bankrupt. Values of high-yield bonds are even more sensitive to economic and market conditions than other bonds. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities have additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized. These risks are usually higher for securities of companies in emerging markets. Securities of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Growth VP

Investment Objective

Seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.

Policies

Under normal market conditions, invests at least 65% of total assets in common stocks. Tends to emphasize stocks of larger companies, although may invest in companies of any size. Focuses on companies that the investment adviser believes have strong, sustainable and improving earnings growth, and established market positions in a particular industry.

Risks

Principal risks are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Growth-oriented stocks typically sell at relatively high valuations as compared to other types of stocks. If a growth stock does not exhibit the consistent level of growth expected, its price may drop sharply. Historically, growth-oriented stocks have been more volatile than value-oriented stocks.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Index Plus Large Cap VP

Investment Objective

Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Index (S&P 500), while maintaining a market level of risk.

Policies

Invests at least 80% of net assets in stocks included in the S&P 500 (other than Aetna Inc. common stock). The investment adviser attempts to achieve the objective by overweighting those stocks in the S&P 500 that the investment adviser believes will outperform the index, and underweighting (or avoiding altogether) those stocks that the investment adviser believes will underperform the index. In determining stock weightings, the portfolio manager uses quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. Although the fund will not hold all the stocks in the S&P 500, the investment adviser expects that there will be a close correlation between the performance of the fund and that of the S&P 500 in both rising and falling markets.

Risks

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The success of the fund's strategy depends significantly on the investment adviser's skill in determining which securities to overweight, underweight or avoid altogether.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna International VP

Investment Objective

Seeks long-term capital growth primarily though investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The fund will not target any given level of current income.

Policies

Under normal market conditions, invests at least 65% of total assets in securities principally traded in three or more countries outside of North America. These securities may include common stocks as well as securities convertible into common stocks. Invests primarily in established foreign securities markets, although may invest in emerging markets as well. Employs currency hedging strategies to protect from adverse effects on the U.S. dollar.

Risks

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of foreign companies present additional risks for U.S. investors, including the following: stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts; accounting standards and market regulations tend to be less standardized in certain foreign countries; and economic and political climates tend to be less stable. Stocks of foreign companies may be denominated in foreign currency. Exchange rate fluctuations may reduce or eliminate gains or create losses. A hedging strategy adds to the fund's expenses and may not perform as expected.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Real Estate Securities VP

Investment Objective

Seeks maximum total return primarily through investment in a diversified portfolio of equity securities issued by real estate companies, the majority of which are real estate investment trusts (REITs).

Policies

Under normal market conditions, invests at least 65% of total assets in stocks, convertible securities and preferred stocks of companies principally engaged in the real estate industry. These companies may invest in, among other things, shopping malls, healthcare facilities, office parks and apartment communities, or may provide real estate management and development services.

Risks

Concentrating in stocks of real estate-related companies presents certain risks that are more closely associated with investing in real estate directly than with investing in the stock market generally. Those risks include: periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; adverse developments in the real estate industry, which may have a greater impact on this fund than a fund that is more broadly diversified. Performance also may be adversely affected by sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative stock market performance. Although the fund is subject to the risks generally attributable to stock investing, because the fund has concentrated its assets in one industry it may be subject to more abrupt swings in value than would a fund that does not concentrate its assets in one industry.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Small Company VP

Investment Objective

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

Policies

Under normal market conditions, invests at least 65% of total assets in common stocks of small-capitalization companies, defined as: the 2,000 smallest of the 3,000 largest U.S. companies (as measured by market capitalization); all companies not included above that are included in the Standard & Poor's SmallCap 600 Index or the Russell 2000 Index; and companies with market capitalizations lower than any companies included in the first two categories. For purposes of the 65% policy, the largest company in this group in which the fund intends to invest currently has a market capitalization of approximately $1.5 billion.

Risks

Principal risks are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks of smaller companies carry higher risks than stocks of larger companies. This is because smaller companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In many instances, the frequency and volume of trading in these stocks is substantially less than is typical of stocks of larger companies. As a result, the stocks of smaller companies may be subject to wider price fluctuations or may be less liquid. When selling a large quantity of a particular stock, the fund may have to sell at a discount from quoted prices or may have to make a series of small sales over an extended period of time due to the more limited trading volume of smaller company stocks. Stocks of smaller companies can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Value Opportunity VP

Investment Objective

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks.


Policies

Under normal market conditions, invests at least 65% of total assets in common stocks. The subadviser tends to invest in larger companies it believes are trading below their real value, although it may invest in companies of any size. The subadviser believes that the investment objective can best be achieved by investing in companies whose stock price has been excessively discounted due to perceived problems. The subadviser evaluates financial and other characteristics of companies, attempting to find those companies that appear to possess a catalyst for positive change, such as strong management, solid assets, or market position, rather than those companies whose stocks are simply inexpensive. The subadviser looks to sell a security when company business fundamentals deviate from expectations or when stop-loss levels are triggered.

Risks

Principal risks are those generally attributable to stock investing. They include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. Stocks that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented stocks tend to correlate more closely with economic cycles than growth-oriented stocks, they are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

Investment Adviser: Aeltus Investment Management, Inc.

Subadviser: Bradley, Foster & Sargent, Inc.

Calvert Social Balanced Portfolio

Investment Objective

Seeks to achieve a competitive total return through an actively managed, nondiversified portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria for the Portfolio.

Policies

The Portfolio may purchase both common and preferred stocks. Although there is no predetermined percentage of assets allocated to stocks, bonds, or money market instruments, the Portfolio will invest at least 25% of its assets in senior fixed income securities. The Portfolio normally invests in investment-grade bonds rated in one of the four highest rating categories by Standard & Poor's Corporation or by Moody's Investors Service, Inc. or, if not rated, that are determined by the Portfolio's investment adviser to be of comparable quality. The Portfolio may invest up to 10% of its assets in foreign securities.

Risks

Since the Portfolio is nondiversified, the value of the shares may be more susceptible to any single economic, political, or regulatory event than the shares of a diversified portfolio. Fixed income investments are subject to interest rate risk. There are also risks involved in investing in foreign securities. These include currency risks, less publicly available information about foreign companies, different audit and financial reporting standards, and less government supervision and regulation.

Investment Adviser: Calvert Asset Management Company, Inc.

Fidelity Variable Insurance Products Fund--Equity Income Portfolio

Investment Objective

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks a yield which exceeds the composite yield on the securities comprising the S&P 500.

Policies

Normally invests at least 65% of total assets in income-producing equity securities. May also invest in other types of equity securities and debt securities, including lower-quality debt securities. May invest in securities of both foreign and domestic issuers. Emphasis on above-average income-producing equity securities tends to lead to investments in large cap "value" stocks. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, or other factors that affect security values.

Risks

The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks may not ever realize their full value.

Investment Adviser: Fidelity Management & Research Company

Fidelity Variable Insurance Products Fund--Growth Portfolio

Investment Objective

Seeks capital appreciation.

Policies

Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential. Companies with high growth potential tend to be companies with higher than average price/ earning (P/E) ratios and are often called "growth" stocks. May invest in securities of both foreign and domestic issuers. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, or other factors that affect security values.

Risks

The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. "Growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Investment Adviser: Fidelity Management & Research Company

Fidelity Variable Insurance Products Fund--High Income Portfolio

Investment Objective

Seeks a high level of current income while also considering growth of capital.

Policies

Normally invests at least 65% of total assets in income-producing debt securities, preferred stocks and convertible securities, with an emphasis on lower-quality debt securities. May also invest in non-income producing securities, including defaulted securities and common stocks. Currently intends to limit common stocks to 10% of total assets. May invest in securities of both foreign and domestic issuers. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, interest rates or other factors that affect security values.

Risks

Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer.

Investment Adviser: Fidelity Management & Research Company

Fidelity Variable Insurance Products Fund II--Overseas Portfolio

Investment Objective

Seeks long-term growth of capital.

Policies

Normally invests at least 65% of total assets in foreign securities, primarily in common stocks. Investments are allocated across countries and regions, with consideration given to the size of the market in each country and region relative to the size of the international market as a whole. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices or other factors that affect security values.

Risks

The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments.

Investment Adviser: Fidelity Management & Research Company

Fidelity Variable Insurance Products Fund II--Asset Manager Portfolio

Investment Objective

Seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.

Policies

Assets are allocated among the following classes, or types, of investments. The stock class (can range from 30%-- 70%) includes equity securities of all types. The bond class (can range from 20%--60%) includes all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year. The short-term/ money market class (can range from 0%--50%) includes all types of short-term and money market instruments. Fixed-income securities may be classified in the bond or short-term/money market class according to interest rate sensitivity as well as maturity. May also invest in other instruments that do not fall within these classes. May invest in securities of both foreign and domestic issuers. In making investment decisions, the investment adviser generally analyzes the issuer of a security using fundamental factors (e.g., growth potential, earnings estimates and management) and/or quantitative factors (e.g., historical earnings, dividend yield and earnings per share) and evaluates each security's current price relative to its estimated long-term value. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, interest rates or other factors that affect security values.

Risks

The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. Many types of debt securities, including mortgage securities, are subject to prepayment risk. Securities subject to prepayment are subject to greater price volatility if interest rates change. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. Lower-quality debt securities involve greater risk of default or price changes due to changes in the credit quality of the issuer.

Investment Adviser: Fidelity Management & Research Company

Fidelity Variable Insurance Products Fund II--Contrafund Portfolio

Investment Objective

Seeks long-term capital appreciation.

Policies

Normally invests primarily in common stocks of companies whose value the investment adviser believes is not fully recognized by the public. May invest in securities of both foreign and domestic issuers. May tend to buy "growth" stocks or "value" stocks, or a combination of both types. In making investment decisions, the investment adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices, interest rates or other factors that affect security values.

Risks

The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. Foreign investments, especially those in emerging markets, can be more volatile and potentially less liquid than U.S. investments due to increased risks of adverse issuer, political, regulatory, market or economic developments. "Growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks. "Value" stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. "Value" stocks may not ever realize their full value.

Investment Adviser: Fidelity Management & Research Company

Fidelity Variable Insurance Products Fund II--Index 500 Portfolio

Investment Objective

Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.

Policies

Normally invests at least 80%of assets in common stocks included in the S&P 500. The S&P 500 is a widely recognized, unmanaged index of common stock prices. Seeks to achieve a 98% or better correlation between its total return and the total return of the index. May use various techniques, such as buying and selling futures contracts, to increase or decrease exposure to changing security prices or other factors that affect security values.

Risks

The value of equity securities fluctuates in response to issuer, political, market and economic developments. In the short term, equity prices can fluctuate dramatically in response to these developments. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Adviser: Fidelity Management & Research Company; Subadviser: Bankers Trust Company

Janus Aspen Series--Aggressive Growth Portfolio

Investment Objective

Seeks long-term growth of capital.

Policies

A nondiversified portfolio that invests primarily in common stocks selected for their growth potential and normally invests at least 50 percent of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalizations at the time of investment fall within the range of companies in the Standard and

Poor's (S&P) MidCap 400 Index. The market capitalizations within the Index will vary, but as of December 31, 1998, they ranged from approximately $142 million to $73 billion. May at times hold substantial positions in cash or similar investments.

Risks

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. In addition, a nondiversified portfolio has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the net asset value of a nondiversified portfolio, its share price can be expected to fluctuate more than a diversified portfolio. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

Janus Aspen Series--Balanced Portfolio

Investment Objective

Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Policies

Normally invests 40-60 percent of its assets in securities selected primarily for their growth potential and 40-60 percent of its assets in securities selected primarily for their income potential. Will normally invest at least 25 percent of its assets in fixed-income securities. Assets may shift between the growth and income components of the Portfolio based on the portfolio manager's analysis of relevant market, financial and economic conditions. May at times hold substantial positions in cash or similar investments.

Risks

Because the Portfolio may invest a significant portion of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. The income component of the Portfolio's holdings includes fixed-income securities which generally will decrease in value when interest rates rise. Another risk associated with fixed-income securities is the risk that an issuer of a bond will be unable to make principal and interest payments when due (i.e. credit risk). Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more susceptible to credit risk. They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

Janus Aspen Series--Flexible Income Portfolio

Investment Objective

Seeks to obtain maximum total return, consistent with the preservation of capital.

Policies

Invests primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities and preferred stock. Will invest at least 80 percent of its assets in income-producing securities. May own an unlimited amount of high-yield/high-risk securities ("junk bonds") which may be a big part of the portfolio. May at times hold substantial positions in cash or similar investments.

Risks

Because the Portfolio invests substantially all of its assets in fixed-income securities, it is subject to risks such as credit or default risks or decreased value due to interest rate increases. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

Janus Aspen Series--Growth Portfolio

Investment Objective

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

Policies

Generally invests primarily in common stocks of larger, more established companies selected for their growth potential, although it can invest in companies of any size. May at times hold substantial positions in cash or similar investments.

Risks

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

Janus Aspen Series--Worldwide Growth Portfolio

Investment Objective

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

Policies

Invests primarily in common stocks of companies of any size throughout the world. Normally invests in issuers from at least five different countries, including the United States. May at times invest in fewer than five countries or even in a single country. May hold substantial positions in cash or similar investments.

Risks

Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. Performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities (high-yield/ high-risk securities or "junk" bonds) or companies with relatively small market capitalizations. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers. Investments in such companies tend to be more volatile and somewhat more speculative. Issues associated with investing in foreign securities include currency risk, political and economic risk, regulatory risk, market risk and transaction costs. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). They are more vulnerable to real or perceived economic changes, political changes or other adverse developments specific to the issuer.

Investment Adviser: Janus Capital Corporation

MFS Total Return Series

Investment Objective

Seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital. Its secondary objective is to provide a reasonable opportunity for growth of capital and income.

Policies

Under normal market conditions, invests at least 40%, but no more than 75%, of net assets in common stocks and related securities (referred to as equity securities); bonds, warrants or rights convertible into stock; and depositary receipts for those securities. Invests at least 25% of net assets in non-convertible fixed income securities. May vary the percentage of assets invested in any one type of security (within the limits described above). Generally, seeks to purchase equity securities that the investment adviser believes are undervalued in the market relative to their long-term potential focusing on companies with relatively large market capitalization (i.e., market capitalizations of $5 billion or more). Fixed income securities include U.S. government securities, mortgage-backed and asset-backed securities, and corporate bonds.

Risks

In allocating investments, the series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines. The value of securities held by the series may decline due to changing economic, political or market conditions, or disappointing earnings results. If anticipated events do not occur or are delayed, or if investor perceptions about undervalued securities do not improve, the market price of these securities may not rise or may fall. Fixed income securities are subject to interest rate risk (the risk that when interest rates rise, the prices of fixed income securities will generally fall) and credit risk (the risk that the issuer of a fixed income security will not be able to pay principal and interest when due). Securities with longer maturities are affected more by interest rate risk. Fixed income securities traded in the over-the-counter market may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

Investment Adviser: Massachusetts Financial Services Company

MFS Global Governments Series

Investment Objective

Seeks to provide income and capital appreciation.

Policies

Under normal market conditions, invests at least 65% of total assets in U.S. government securities and foreign government securities, including emerging market governments. May also invest in corporate bonds, including lower rated bonds, commonly known as junk bonds, which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by the investment adviser to be comparable to lower rated bonds, and mortgage-backed and asset-backed securities. May invest in derivative securities. The series is a non-diversified mutual series. This means that the series may invest a relatively high percentage of its assets in a small number of issuers.

Risks

Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. All of the risks of investing in foreign securities are heightened by investing in emerging markets countries. In allocating investments, the series could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines. The value of securities held by the series may decline due to changing economic, political or market conditions, or disappointing earnings results. Fixed income securities are subject to interest rate risk (the risk that when interest rates rise, the prices of fixed income securities will generally fall) and credit risk (the risk that the issuer of a fixed income security will not be able to pay principal and interest when due). Securities with longer maturities are affected more by interest rate risk. Junk bonds are subject to a substantially higher degree of credit risk than higher rated bonds. Derivatives may be used to hedge against an opposite position that the fund also holds. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Gains or losses from derivative investments may be substantially greater than the derivative's original cost. Because the series is non-diversified, investing its assets in a small number of issuers, the series is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.

Investment Adviser: Massachusetts Financial Services Company

Oppenheimer Aggressive Growth Fund/VA

Investment Objective

Seeks to achieve long-term capital appreciation by investing in "growth-type" companies.

Policies

Invests mainly in equity securities, such as common stocks, preferred stocks and convertible securities, of issuers in the U.S. and foreign countries. The fund can invest in any country, including countries with developed or emerging markets, but currently emphasizes investments in developed markets. As a fundamental policy, the fund will normally invest in at least four countries (including the United States). The fund emphasizes investments in securities of "growth-type" companies. The fund may also invest in cyclical industries and in "special situations" that the fund's investment manager believes present opportunities for capital growth. "Special situations" are anticipated acquisitions, mergers or other unusual developments which, in the opinion of the manager, will increase the value of an issuer's securities, regardless of general business conditions or market movements.

Risks

The fund's investments in stocks are subject to changes in their value from a number of factors. They include changes in general stock market movements, or the change in value of particular stocks because of an event affecting the issuer. The fund expects to have substantial amounts of its investments in foreign securities.

Therefore, it will be subject to the risks that economic, political or other events can have on the values of securities of issuers in particular foreign countries. Changes in interest rates can also affect stock prices. Investing in securities with high growth potential, which are often newer companies having a market capitalization of $200 million or less, involves substantially greater risks of loss and price fluctuations than larger cap issuers. Small-cap stock investments also pose certain risks because their stocks may be less liquid than those of larger issuers.

Investment Adviser: Oppenheimer Funds, Inc.

Oppenheimer Global Securities Fund/VA

Investment Objective

Seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries, and special situations which are considered to have appreciation possibilities.

Policies

Invests mainly in equity securities, such as common stocks, preferred stocks and convertible securities, of issuers in the U.S. and foreign countries. The fund can invest in any country, including countries with developed or emerging markets, but currently emphasizes investments in developed markets. As a fundamental policy, the fund will normally invest in at least four countries (including the United States). In selecting securities for the fund, the fund's portfolio manager looks primarily for foreign companies with high growth potential using fundamental analysis of a company's financial statements and management structure, and analysis of the company's operations and product development, as well as the industry of which the issuer is part. The fund's diversification strategies, both with respect to different issuers, different themes and different countries, is intended to help reduce volatility of the fund's share price while seeking growth.

Risks

Stock prices will fluctuate. Foreign securities markets may be less liquid and more volatile than the markets in the U.S. Risks of foreign securities may include foreign withholding taxation, changes in currency, less publicly available information, and differences between domestic and foreign legal, auditing brokerage and economic standards. The fund can use derivatives to seek increased returns or to try to hedge investment risks. If the issuer of the derivative does not pay the amount due, the fund can lose money on the investment. Using derivatives can cause the fund to lose money on its investment and/or increase the volatility of its share prices.

Investment Adviser: Oppenheimer Funds, Inc.

Oppenheimer Main Street Growth & Income Fund/VA

Investment Objective

Seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

Policies

Invests in equity securities, such as common stocks, preferred stocks and convertible securities and in debt securities, of issuers in the U.S. and foreign countries. Although the fund can invest in securities of issues of all market capitalization ranges, it may focus from time to time on small to medium capitalization issuers (having a market capitalization of less than $5 billion). The fund can also use hedging instruments and certain derivative investments to try to manage investment risks.

Risks

The fund's investments in stocks and bonds are subject to changes in their value from a number of factors. They include changes in general stock and bond market movements, or the change in value of particular stocks or bonds because of an event affecting the issuer. High-yield, lower-grade bonds are subject to greater credit risks than investment-grade securities. The fund can have significant amounts of its assets invested in foreign securities.

Therefore, it will be subject to the risks of economic, political or other events that can affect the values of securities of issuers in particular foreign countries. Changes in interest rates can also affect stock and bond prices.

Investment Adviser: Oppenheimer Funds, Inc.

Oppenheimer Strategic Bond Fund/VA

Investment Objective

Seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities.

Policies

Invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-rated high-yield securities of U.S. companies. Under normal market conditions, the fund invests in each of those three market sectors. However, the fund is not obligated to do so, and the amount of its assets in each of the three sectors will vary over time. The fund can invest up to 100% of its assets in any one sector at any time, if the manager believes that in doing so the fund can achieve its objective without undue risk. The fund's foreign investments can include debt securities of issuers in developed markets as well as emerging markets, which have special risks. The fund can also use hedging instruments and certain derivative investments to try to enhance income or try to manage investment risks.

Risks

The fund's investments in debt securities are subject to changes in their value from a number of factors. They include changes in general bond market movements in the U.S. and abroad, or the change in value of particular bonds because of an event affecting the issuer. The fund can focus significant amounts of its investments in foreign debt securities. Therefore, it will be subject to the risks that economic, political or other events can have on the values of securities of issuers in particular foreign countries. These risks are heightened in the case of emerging market debt securities. Changes in interest rates can also affect securities prices.

Investment Adviser: Oppenheimer Funds, Inc.

Portfolio Partners MFS Emerging Equities Portfolio

Investment Objective

Seeks long-term growth of capital.

Policies

Invests, under normal market conditions, at least 80% of total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies. Emerging growth companies are companies believed to be either early in their life cycle but which have the potential to become major enterprises, or major enterprises whose rates of earnings growth are expected to accelerate. Investments may include securities traded in the over-the-counter markets.

May also invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

Risks

Investment in the portfolio is subject to the following risks:

o Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security.

o Emerging Growth Risk: The portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.

o Over the Counter Risk: Equity securities that are traded over the counter may be more volatile than exchange listed securities, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.

o Foreign Markets Risk: Investment in foreign securities involves risks related to political, social and economic developments abroad. These risks result from differences between the regulations to which U.S. and foreign issuers and Markets are subject.

o Currency Risk: The portfolio's exposure to foreign currencies may cause the value of the portfolio to decline if the U.S. dollar strengthens against these currencies or if foreign governments intervene in the currency markets.

Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Massachusetts Financial Services Company

Portfolio Partners MFS Research Growth Portfolio

Investment Objective

Seeks long-term growth of capital and future income.

Policies

Invests primarily (at least 65% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Focuses on companies believed to have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. May invest in companies of any size. Investments may also include securities traded on securities exchanges or in the over-the-counter markets.

May invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

Risks

Investment in the portfolio is subject to the following risks:

o Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.

o Over-the-Counter Risk: Equity securities that are traded over-the-counter may be more volatile than exchange-listed stocks, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.

o Foreign Markets Risk: Investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

o Currency Risk: The portfolio's exposure to foreign currencies may cause the value of the portfolio to decline if the U.S. dollar strengthens against these currencies or if foreign governments intervene in the currency markets.

Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Massachusetts Financial Services Company

Portfolio Partners MFS Value Equity Portfolio

Investment Objectives

Seeks capital appreciation.

Policies

Invests primarily (at least 65% of total assets) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. Focuses on companies believed to have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. Investments may include securities traded in the over-the-counter markets.

May invest in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

Also may invest in debt securities issued by both U.S. and foreign companies, including non-investment grade debt securities.

Risks

Investment in the portfolio is subject to the following risks:

o Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.

o Over the Counter Risk: Equity securities that are traded over the counter may be more volatile than exchange listed securities, and the portfolio may experience difficulty in purchasing or selling these securities at a fair price.

o Foreign Markets Risk: The portfolio's investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

o Emerging Markets Risk: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Investments in emerging markets securities involve all of the risks of investment in foreign securities, and also have additional risks.

o Currency Risk: The portfolio's exposure to foreign currencies may cause the value of the portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

o Interest Rate Risk: The portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of debt securities held by the portfolio will decline.

o Credit Risk: The portfolio's investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities are more likely to have difficulty making timely payments of interest or principal.

Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Massachusetts Financial Services Company

Portfolio Partners Scudder International Growth Portfolio

Investment Objective

Seeks long-term growth of capital.

Policies

Invests primarily (at least 65% of total assets) in the equity securities of foreign companies believed to have high growth potential. Normally invests in securities of at least three different countries other than the U.S. Focuses on issuers located primarily in Europe, Latin America, and the emerging markets of the Pacific Basis and Japan, but also may invest in select issues from elsewhere outside the U.S. Will invest in securities in both developed and developing markets. Seeks to invest in those companies believed to be best able to capitalize on the growth and changes taking place within and between various regions of the world. Typically, these are companies with leading or rapidly developing business franchises, strong financial positions, and high quality management capable of defining and implementing strategies to take advantage of local, regional or global markets.

Also may invest in debt securities issued by both U.S. and foreign companies, including non-investment grade debt securities.

Risks

Investment in the portfolio is subject to the following risks:

o Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.

o Foreign Markets Risk: The portfolio's investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

o Currency Risk: The portfolio's exposure to foreign currencies may cause the value of the portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

o Emerging Growth Risk: The portfolio's performance is particularly sensitive to changes in the value of emerging growth companies. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies.

o Interest Rate Risk: The portfolio's investment in debt securities involves risks relating to interest rate movement. If interest rates go up, the value of debt securities held by the portfolio will decline.

o Credit Risk: The portfolio's investment in non-investment grade debt securities involves credit risk because issuers of non-investment grade securities are more likely to have difficulty making timely payments of interest or principal.

Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser:
Scudder Kemper Investments, Inc.

Portfolio Partners T. Rowe Price Growth Equity Portfolio

Investment Objective

Seeks long-term capital growth, and, secondarily, increasing dividend income.

Policies

Invests primarily (at least 65% of total assets) in the common stocks of a diversified group of growth companies. The subadviser seeks companies with a lucrative niche in the economy that it believes will give them the ability to sustain earnings momentum even during times of slow economic growth. The subadviser believes that when a company's earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

May invest in foreign securities and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date.

Risks

Investment in the portfolio is subject to the following risks:

o Market and Company Risk: The value of the securities in which the portfolio invests may decline due to changing economic, political or market conditions, or due to the financial condition of the company which issued the security. In addition, securities of growth companies may be more volatile because such companies usually invest a high portion of their earnings in their businesses and may lack the dividends of value companies, which can cushion the security prices in a declining market.

o Foreign Markets Risk: The portfolio's investment in foreign securities involves additional risks relating to political, social and economic developments abroad. Other risks from these investments result from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

o Currency Risk: The portfolio's exposure to foreign currencies may cause the value of the portfolio to decline in the event that the U.S. dollar strengthens against these currencies, or in the event that foreign governments intervene in the currency markets.

Investment Adviser: Aetna Life Insurance and Annuity Company; Subadviser: T. Rowe Price Associates, Inc.

                                   Appendix IV
                         Condensed Financial Information
--------------------------------------------------------------------------------
    (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for each of the periods in the three-year period ended December 31, 1998 (as applicable), is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.

      Table I -- For Contracts with Total Separate Account Charges of 1.40%

                                                                   1998                 1997               1996
                                                                   ----                 ----               ----
AETNA ASCENT VP
Value at beginning of period                                       $14.983             $12.674             $11.003(1)
Value at end of period                                             $15.409             $14.983             $12.674
Number of accumulation units outstanding at end of period           83,798              72,383              91,927
AETNA BALANCED VP, INC.
Value at beginning of period                                       $14.228             $11.781             $10.582(2)
Value at end of period                                             $16.405             $14.228             $11.781
Number of accumulation units outstanding at end of period          369,652             314,447              59,639
AETNA BOND VP
Value at beginning of period                                       $11.201             $10.489             $10.260(3)
Value at end of period                                             $11.943             $11.201             $10.489
Number of accumulation units outstanding at end of period          500,098             269,675              95,644
AETNA CROSSROADS VP
Value at beginning of period                                       $14.054             $12.123             $10.932(1)
Value at end of period                                             $14.676             $14.054             $12.123
Number of accumulation units outstanding at end of period           40,712              29,532               6,330
AETNA GROWTH VP
Value at beginning of period                                       $13.158             $10.667(4)
Value at end of period                                             $17.862             $13.158
Number of accumulation units outstanding at end of period          284,771              68,840
AETNA GROWTH AND INCOME VP
Value at beginning of period                                       $16.354             $12.769             $10.101(3)
Value at end of period                                             $18.461             $16.354             $12.769
Number of accumulation units outstanding at end of period        1,217,448             946,796             299,882
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                       $14.414             $10.919             $10.000(5)
Value at end of period                                             $18.704             $14.414             $10.919
Number of accumulation units outstanding at end of period          654,767             271,628               2,960
AETNA INTERNATIONAL VP
Value at beginning of period                                       $10.149(6)
Value at end of period                                              $9.754
Number of accumulation units outstanding at end of period            1,816
AETNA LEGACY VP
Value at beginning of period                                       $13.112             $11.613             $10.601(7)
Value at end of period                                             $13.825             $13.112             $11.613
Number of accumulation units outstanding at end of period           95,815              60,533               8,642
AETNA MONEY MARKET VP
Value at beginning of period                                       $10.900             $10.481             $10.151(2)
Value at end of period                                             $11.335             $10.900             $10.481
Number of accumulation units outstanding at end of period        2,041,170           1,409,840             799,456
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                                       $10.115(6)
Value at end of period                                              $8.863
Number of accumulation units outstanding at end of period            2,217
AETNA SMALL COMPANY VP
Value at beginning of period                                       $13.638             $11.313(4)
Value at end of period                                             $13.595             $13.638
Number of accumulation units outstanding at end of period          225,982             188,818
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                       $13.246             $10.856(4)
Value at end of period                                             $15.985             $13.246
Number of accumulation units outstanding at end of period          311,397              67,303
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                        $9.976             $9.824(8)
Value at end of period                                             $11.437             $9.976
Number of accumulation units outstanding at end of period           12,288               3,258
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                       $14.974             $11.855             $10.301(3)
Value at end of period                                             $16.482             $14.974             $11.855
Number of accumulation units outstanding at end of period        2,792,889           2,292,971           1,000,050

--------------------------------------------------------------------------------

                                                                  1998              1997                 1996
                                                                  ----              ----                 ----
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                      $13.320          $10.940                $9.005(3)
Value at end of period                                            $18.320          $13.320               $10.940
Number of accumulation units outstanding at end of period       1,869,306        1,399,424               870,922
FIDELITY VIP HIGH INCOME PORTFOLIO
Value at beginning of period                                      $13.238          $11.410               $10.493(9)
Value at end of period                                            $12.488          $13.238               $11.410
Number of accumulation units outstanding at end of period       1,196,922          862,284               239,917
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                      $12.590          $11.447               $10.304(9)
Value at end of period                                            $13.997          $12.590               $11.447
Number of accumulation units outstanding at end of period         261,377          237,376               115,487
FIDELITY VIP II ASSET MANAGER PORTFOLIO
Value at beginning of period                                      $13.888          $11.674               $10.539(10)
Value at end of period                                            $15.754          $13.888               $11.674
Number of accumulation units outstanding at end of period         408,019          272,789               104,229
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                      $14.802          $12.093               $10.273(9)
Value at end of period                                            $18.970          $14.802               $12.093
Number of accumulation units outstanding at end of period       1,853,911        1,682,029               540,936
FIDELITY VIP II INDEX 500 PORTFOLIO
Value at beginning of period                                      $16.646          $12.722               $10.828(9)
Value at end of period                                            $21.063          $16.646               $12.722
Number of accumulation units outstanding at end of period       1,953,506        1,375,721               384,282
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                      $12.637          $11.376               $10.988(9)
Value at end of period                                            $16.729          $12.637               $11.376
Number of accumulation units outstanding at end of period         601,047          518,686               242,113
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                      $14.492          $12.038               $10.836(9)
Value at end of period                                            $19.189          $14.492               $12.038
Number of accumulation units outstanding at end of period         927,779          533,138               165,079
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                      $12.272          $11.136               $10.173(10)
Value at end of period                                            $13.202          $12.272               $11.136
Number of accumulation units outstanding at end of period         267,031          163,048                35,326
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                      $14.731          $12.171               $11.002(9)
Value at end of period                                            $19.704          $14.731               $12.171
Number of accumulation units outstanding at end of period         807,576          684,113               255,831
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                      $16.131          $13.393               $10.536(3)
Value at end of period                                            $20.506          $16.131               $13.393
Number of accumulation units outstanding at end of period       3,185,557        2,772,831             1,030,570
MFS TOTAL RETURN SERIES
Value at beginning of period                                      $13.030          $10.894               $10.000(11)
Value at end of period                                            $14.432          $13.030               $10.894
Number of accumulation units outstanding at end of period         943,853          523,291               108,482
MFS GLOBAL GOVERNMENT SERIES
Value at beginning of period                                      $10.207          $10.471               $10.000(11)
Value at end of period                                            $10.860          $10.207               $10.471
Number of accumulation units outstanding at end of period          69,957           52,302                20,479
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
Value at beginning of period                                      $12.204          $10.516(4)
Value at end of period                                            $13.520          $12.204
Number of accumulation units outstanding at end of period         179,861           65,695
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                      $11.539          $10.488(4)
Value at end of period                                            $12.982          $11.539
Number of accumulation units outstanding at end of period         134,449           87,559
OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
Value at beginning of period                                      $12.785          $10.497(4)
Value at end of period                                            $13.199          $12.785
Number of accumulation units outstanding at end of period         693,695          354,269
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                      $10.764          $10.187(4)
Value at end of period                                            $10.921          $10.764
Number of accumulation units outstanding at end of period         328,546          128,720
PORTFOLIO PARTNERS MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period                                      $10.554          $10.689(12)
Value at end of period                                            $13.494          $10.554
Number of accumulation units outstanding at end of period       2,557,155        2,394,861
PORTFOLIO PARTNERS MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period                                       $8.786           $8.960(12)
Value at end of period                                            $10.656           $8.786
Number of accumulation units outstanding at end of period       1,761,234        1,615,395

--------------------------------------------------------------------------------

                                                                  1998              1997           1996
                                                                  ----              ----           ----
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
Value at beginning of period                                      $10.152          $10.009(12)
Value at end of period                                            $12.686          $10.152
Number of accumulation units outstanding at end of period         358,518          216,273
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period                                       $9.912           $9.791(12)
Value at end of period                                            $11.640           $9.912
Number of accumulation units outstanding at end of period          79,756            2,569
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period                                      $13.834          $13.560(12)
Value at end of period                                            $17.406          $13.834
Number of accumulation units outstanding at end of period       1,616,748        1,572,718

-----------------
 (1) Funds were first received in this option during July 1996.

 (2) Funds were first received in this option during February 1996.

 (3) Funds were first received in this option during January 1996.

 (4) Funds were first received in this option during May 1997.

 (5) The initial accumulation unit value was established at $10.000 during September 1996 when the portfolio became available under the option.

 (6) Funds were first received in this option during May 1998.

 (7) Funds were first received in this option during May 1996.

 (8) Funds were first received in this option during December 1997.

 (9) Funds were first received in this option during March 1996.

(10) Funds were first received in this option during April 1996.

(11) The initial accumulation unit value was established at $10.000 during May 1996 when the fund became available under the option.

(12) Funds were first received in this option during November 1997.

                         Condensed Financial Information
--------------------------------------------------------------------------------

    (Selected data for accumulation units outstanding throughout each period)
================================================================================

The condensed financial information presented below for the period ended December 31, 1998, is derived from the financial statements of the separate account, which have been audited by KPMG LLP, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional Information.

     Table II -- For Contracts with Total Separate Account Charges of 1.25%

                                                                    1998
                                                                    ----
AETNA ASCENT VP
Value at beginning of period                                       $10.694(1)
Value at end of period                                             $10.059
Number of accumulation units outstanding at end of period           17,615
AETNA BALANCED VP, INC.
Value at beginning of period                                       $10.708(1)
Value at end of period                                             $11.312
Number of accumulation units outstanding at end of period          112,689
AETNA BOND VP
Value at beginning of period                                       $10.118(1)
Value at end of period                                             $10.606
Number of accumulation units outstanding at end of period          211,071
AETNA CROSSROADS VP
Value at beginning of period                                       $10.504(1)
Value at end of period                                             $10.270
Number of accumulation units outstanding at end of period           18,307
AETNA GROWTH VP
Value at beginning of period                                       $11.455(1)
Value at end of period                                             $12.977
Number of accumulation units outstanding at end of period           75,506
AETNA GROWTH AND INCOME VP
Value at beginning of period                                       $11.063(1)
Value at end of period                                             $11.063
Number of accumulation units outstanding at end of period          794,335
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                       $11.157(1)
Value at end of period                                             $12.535
Number of accumulation units outstanding at end of period          215,324
AETNA INTERNATIONAL VP
Value at beginning of period                                        $9.851(2)
Value at end of period                                              $9.764
Number of accumulation units outstanding at end of period            2,693
AETNA LEGACY VP
Value at beginning of period                                       $10.404(1)
Value at end of period                                             $10.380
Number of accumulation units outstanding at end of period           29,301
AETNA MONEY MARKET VP
Value at beginning of period                                       $10.097(1)
Value at end of period                                             $10.371
Number of accumulation units outstanding at end of period          319,753
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period                                        $9.918(1)
Value at end of period                                              $8.872
Number of accumulation units outstanding at end of period            2,257
AETNA SMALL COMPANY VP
Value at beginning of period                                       $11.126(1)
Value at end of period                                              $9.724
Number of accumulation units outstanding at end of period           71,465
AETNA VALUE OPPORTUNITY VP
Value at beginning of period                                       $11.097(1)
Value at end of period                                             $11.644
Number of accumulation units outstanding at end of period          110,097
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                                       $10.596(1)
Value at end of period                                             $11.208
Number of accumulation units outstanding at end of period           11,121
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                       $10.957(1)
Value at end of period                                             $10.806
Number of accumulation units outstanding at end of period          476,634
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                       $11.094(1)
Value at end of period                                             $13.253
Number of accumulation units outstanding at end of period          307,937

--------------------------------------------------------------------------------

                                                                    1998
                                                                    ----
FIDELITY VIP HIGH INCOME PORTFOLIO
Value at beginning of period                                       $10.292(1)
Value at end of period                                              $9.222
Number of accumulation units outstanding at end of period          270,627
FIDELITY VIP OVERSEAS PORTFOLIO
Value at beginning of period                                       $11.082(1)
Value at end of period                                             $10.487
Number of accumulation units outstanding at end of period           45,606
FIDELITY VIP II ASSET MANAGER PORTFOLIO
Value at beginning of period                                       $10.607(1)
Value at end of period                                             $11.165
Number of accumulation units outstanding at end of period          152,533
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                       $11.136(1)
Value at end of period                                             $12.537
Number of accumulation units outstanding at end of period          353,548
FIDELITY VIP II INDEX 500 PORTFOLIO
Value at beginning of period                                       $11.159(1)
Value at end of period                                             $12.259
Number of accumulation units outstanding at end of period          409,685
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                                       $11.125(1)
Value at end of period                                             $13.003
Number of accumulation units outstanding at end of period           47,713
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                       $10.904(1)
Value at end of period                                             $12.689
Number of accumulation units outstanding at end of period          230,693
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                                       $10.191(1)
Value at end of period                                             $10.599
Number of accumulation units outstanding at end of period          106,626
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                       $11.091(1)
Value at end of period                                             $12.784
Number of accumulation units outstanding at end of period          178,276
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period                                       $11.375(1)
Value at end of period                                             $11.960
Number of accumulation units outstanding at end of period          420,428
MFS TOTAL RETURN SERIES
Value at beginning of period                                       $10.639(1)
Value at end of period                                             $10.942
Number of accumulation units outstanding at end of period          253,311
MFS GLOBAL GOVERNMENT SERIES
Value at beginning of period                                       $10.032(2)
Value at end of period                                             $10.514
Number of accumulation units outstanding at end of period              591
OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
Value at beginning of period                                       $11.304(1)
Value at end of period                                             $10.886
Number of accumulation units outstanding at end of period           88,310
OPPENHEIMER GLOBAL SECURITIES FUND/VA
Value at beginning of period                                       $10.941(1)
Value at end of period                                             $10.949
Number of accumulation units outstanding at end of period           29,176
OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
Value at beginning of period                                       $11.377(1)
Value at end of period                                             $10.111
Number of accumulation units outstanding at end of period          232,433
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                       $10.118(1)
Value at end of period                                             $10.037
Number of accumulation units outstanding at end of period           85,477
PORTFOLIO PARTNERS MFS EMERGING EQUITIES
PORTFOLIO
Value at beginning of period                                       $11.104(1)
Value at end of period                                             $11.797
Number of accumulation units outstanding at end of period          205,549
PORTFOLIO PARTNERS MFS RESEARCH GROWTH
PORTFOLIO
Value at beginning of period                                       $11.178(1)
Value at end of period                                             $11.634
Number of accumulation units outstanding at end of period          131,761

-------------------------------------------------------------------------------

                                                                    1998
                                                                    ----
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
Value at beginning of period                                       $11.503(1)
Value at end of period                                             $12.005
Number of accumulation units outstanding at end of period          108,102
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL
GROWTH PORTFOLIO
Value at beginning of period                                       $11.145(1)
Value at end of period                                             $10.995
Number of accumulation units outstanding at end of period           30,516
PORTFOLIO PARTNERS T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period                                       $11.120(1)
Value at end of period                                             $12.103
Number of accumulation units outstanding at end of period          120,157

-----------------
(1) Funds were first received in this option during May 1998.

(2) Funds were first received in this option during June 1998.

-------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT I
                                       OF
                       AETNA INSURANCE COMPANY OF AMERICA
-------------------------------------------------------------------------------

             Statement of Additional Information dated May 3, 1999

                               AETNA MARATHON PLUS

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account I (the "separate account") dated May 3, 1999.

A free prospectus is available upon request from the local Aetna Insurance Company of America office or by writing to or calling:

                            Aetna Retirement Services
                                Annuity Services
                              151 Farmington Avenue
                        Hartford, Connecticut 06156-1277
                                 1-800-531-4547

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                               TABLE OF CONTENTS

                                                                           Page
General Information and History..........................................   2
Variable Annuity Account I...............................................   2
Offering and Purchase of Contract........................................   3
Performance Data.........................................................   3
     General.............................................................   3
     Average Annual Total Return Quotations..............................   3
Income Phase Payments....................................................   6
Sales Material and Advertising...........................................   7
Independent Auditors.....................................................   7
Financial Statements of the Separate Account.............................   S-1
Financial Statements of Aetna Insurance Company of America...............   F-1

                         GENERAL INFORMATION AND HISTORY


Aetna Insurance Company of America (the Company, we, us) issues the contracts described in the prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1990 and an indirect wholly-owned subsidiary of Aetna Inc. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.


In addition to serving as the principal underwriter and the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934.

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. See "Fees" in the prospectus. We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%. The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.


                           VARIABLE ANNUITY ACCOUNT I

Variable Annuity Account I is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts. The funds currently available under the contract are as follows:

Aetna Ascent VP                                                   Fidelity Variable Insurance Products (VIP) II Contrafund Portfolio
Aetna Balanced VP, Inc.                                           Fidelity Variable Insurance Products (VIP) II Index 500 Portfolio
Aetna Income Shares d/b/a Aetna Bond VP                           Janus Aspen Aggressive Growth Portfolio
Aetna Crossroads VP                                               Janus Aspen Balanced Portfolio
Aetna Growth VP                                                   Janus Aspen Flexible Income Portfolio
Aetna Variable Fund d/b/a Aetna Growth and Income VP              Janus Aspen Growth Portfolio
Aetna Index Plus Large Cap VP                                     Janus Aspen Worldwide Growth Portfolio
Aetna International VP                                            MFS Total Return Series
Aetna Legacy VP                                                   MFS Global Governments Series
Aetna Variable Encore Fund d/b/a Aetna Money Market VP            Oppenheimer Aggressive Growth Fund/VA
Aetna Real Estate Securities VP                                   Oppenheimer Global Securities Fund/VA
Aetna Small Company VP                                            Oppenheimer Main Street Growth and Income Fund/VA
Aetna Value Opportunity VP                                        Oppenheimer Strategic Bond Fund/VA
Calvert Social Balanced Portfolio                                 Portfolio Partners MFS Emerging Equities Portfolio
Fidelity Variable Insurance Products (VIP) Equity-Income          Portfolio Partners MFS Research Growth Portfolio
Portfolio
Fidelity Variable Insurance Products (VIP) Growth Portfolio       Portfolio Partners MFS Value Equity Portfolio
Fidelity Variable Insurance Products (VIP) High Income Portfolio  Portfolio Partners Scudder International Growth Portfolio
Fidelity Variable Insurance Products (VIP) Overseas Portfolio     Portfolio Partners T. Rowe Price Growth Equity Portfolio
Fidelity Variable Insurance Products (VIP) II Asset
Manager Portfolio

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                        OFFERING AND PURCHASE OF CONTRACT

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. We offer the contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the contracts is continuous. A description of the manner in which the contracts are purchased can be found in the prospectus under the sections titled "Purchase and Rights" and "Your Account Value."

                                PERFORMANCE DATA

GENERAL
From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.


The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account, adjusted to reflect the deduction of the maximum recurring charges under the contracts during each period (e.g., 1.25% mortality and expense risk charge, $30 annual maintenance fee, 0.15% administrative charge, and early withdrawal charge of 7% of purchase payments grading down to 0% after seven years). These charges will be deducted on a pro rata basis in the case of fractional periods. The annual maintenance fee is converted to a percentage of assets based on the average account size under the contracts described in the prospectus. The total return figures shown below may be different from the actual historical total returns under your contract because for periods prior to 1994, the subaccount's investment performance was based on the performance of the underlying fund plus any cash held by the subaccount.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of the annual maintenance fee. The deduction of the early withdrawal charge and the annual maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of the maximum recurring charges under the contract except the early withdrawal charge. The annual maintenance fee has been deducted for the purposes of calculating the returns.


Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized


The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1998 for the subaccounts under the contracts. The standardized returns assume the maximum charges under the contract as described under "General" above. The non-standardized returns assume the same charges but do not include the early withdrawal charges.


For the subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on
(a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the Portfolio Partners portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

                                                                                                                       Date
                                                                                                                  Contributions
                                                                                                  STANDARDIZED    First Received
                                                                                                                    Under the
                                                                                                                 Separate Account
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Since
                    SUBACCOUNT                                1 Year        5 Year       10 Year     Inception*
----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                              (3.46%)                                  12.84%       07/31/1996
----------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                       9.09%                                   15.31%       02/29/1996
----------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP                                                 0.36%                                    3.42%       01/31/1996
----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                          (1.86%)                                  11.13%       07/31/1996
----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                              29.69%                                   32.02%       05/30/1997
----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP                                    6.66%                                   19.17%       01/31/1996
----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                23.65%                                   29.19%       10/31/1996
----------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                                                               (10.64%)      05/05/1998
----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                              (0.84%)                                   8.33%       05/31/1996
----------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)                                     (2.31%)                                   2.15%       02/29/1996
----------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP                                                                      (18.53%)      05/05/1998
----------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                       (6.64%)                                   8.58%       05/30/1997
----------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                   14.51%                                   23.38%       05/30/1997
----------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio                             8.43%                                    9.13%       11/28/1997
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                          3.82%                                   14.20%       01/31/1996
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                31.48%                                   22.74%       01/31/1996
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                          (12.03%)                                   4.76%       03/29/1996
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                               4.93%                                    8.99%       03/29/1996
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                       7.22%                                   14.06%       04/30/1996
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                         22.04%                                   22.57%       03/29/1996
----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio                          20.40%                                   25.21%       03/29/1996
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                      26.29%                                   12.47%       03/29/1996
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                               26.32%                                   21.53%       03/29/1996
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                         1.31%                                    8.16%       04/30/1996
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                 27.68%                                   21.23%       03/29/1996
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                       20.99%                                   23.33%       01/31/1996
----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                                       4.52%                                   13.50%       05/31/1996
----------------------------------------------------------------------------------------------------------------------------------
MFS Global Governments Series                                 0.12%                                    1.15%       05/31/1996
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA                         4.55%                                    9.42%       05/30/1997
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                         6.28%                                    9.51%       05/30/1997
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA              (3.06%)                                   9.93%       05/30/1997
----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                           (4.85%)                                   0.36%       05/30/1997
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio           21.73%                                   18.30%       11/28/1997
----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners
MFS Emerging Equities(2)                                     21.73%                                   11.09%       01/31/1996
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio             15.11%                                   11.62%       11/28/1997
----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio
Partners MFS Research Growth(2)                              15.11%                                    1.64%       03/30/1996
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                18.82%                                   18.76%       11/28/1997
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio    11.23%                                    11.58%      11/28/1997
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth
Equity Portfolio                                             19.68%                                    20.22%      11/28/1997
----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T. Rowe
Price Growth Equity(2)                                       19.68%                                    19.33%      01/31/1996
----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

(1) The current yield for the subaccount for the seven-day period ended December 31, 1998 (on an annualized basis) was 3.62%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 7% early withdrawal charge.

(2) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund.

                                                           ------------------------------------------------------------------------
                                                                                                                          Fund
                                                                                   NON-STANDARDIZED                     Inception
                                                                                                                          Date
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Since
                            SUBACCOUNT                      1 Year      3 Years     5 Years    10 Years  Inception**
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP                                              2.83%      13.98%                              14.91%     07/05/1995
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                     15.28%      16.48%      14.23%                  11.37%     04/03/1989
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)                                             6.61%       5.14%       5.12%      7.73%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP                                          4.41%      12.33%                              13.14%     07/05/1995
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                             35.74%                                          33.36%     12/13/1996
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)                               12.87%      21.04%      17.68%     14.97%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                               29.74%                                          31.43%     09/16/1996
-----------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                      17.24%                                          19.83%     12/22/1997
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP                                              5.42%      10.24%                              11.02%     07/05/1995
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)                                  3.97%       3.94%       3.78%      4.25%
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP                            (14.09%)                                        (10.59%)    12/15/1997
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                      (0.33%)                                         15.23%     12/27/1996
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP                                  20.66%                                          29.27%     12/13/1996
-----------------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio(1)                        14.63%      14.63%      12.95%     11.28%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)                     10.05%      16.12%      17.10%     14.00%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio(1)                            37.52%      23.70%      20.02%     17.73%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio(1)                       (5.69%)      7.14%       7.26%      9.51%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio(1)                          11.16%      10.89%       8.15%      8.53%
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                     13.42%      15.08%      10.23%                  11.39%     09/06/1989
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                        28.14%      23.29%                              26.83%     01/03/1995
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Index 500 Portfolio                         26.51%      26.07%      21.98%                  19.47%     08/27/1992
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                     32.36%      16.09%      17.66%                  20.21%     09/13/1993
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                              32.39%      22.21%      17.43%                  17.81%     09/13/1993
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                        7.56%       8.45%       8.76%                   8.30%      09/13/1993
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                33.74%      23.63%      19.70%                  19.17%     09/13/1993
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                      27.10%      24.87%      19.60%                  22.28%     09/13/1993
-----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                                     10.74%      14.30%                              17.06%     01/03/1995
-----------------------------------------------------------------------------------------------------------------------------------
MFS Global Governments Series                                6.37%       2.06%                               4.07%     06/14/1994
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund/VA(1)                    10.77%      13.06%      11.46%     14.35%
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                       12.49%      16.39%       8.11%                  10.90%     11/12/1990
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Growth & Income Fund/VA              3.22%      20.76%                              25.19%     07/06/1995
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA                           1.44%       6.29%       5.31%                   5.27%     05/03/1993
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio          27.83%                                          23.81%     11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS
Emerging Equities(3)                                        27.83%      12.23%      13.65%     19.30%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio            21.26%                                          17.20%     11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio
Partners MFS Research Growth(3)                             21.26%       3.04%       6.62%      9.69%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio               24.95%                                          24.27%     11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/Portfolio
Partners MFS Value Equity(3)                                24.95%      18.74%      15.29%     13.09%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth
Portfolio                                                   17.41%                                          17.17%     11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio
Partners Scudder International Growth(3)                    17.41%      12.59%       8.85%     10.43%
-----------------------------------------------------------------------------------------------------------------------------------

                                                           ------------------------------------------------------------------------
                                                                                                                          Fund
                                                                                   NON-STANDARDIZED                     Inception
                                                                                                                          Date
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Since
                            SUBACCOUNT                      1 Year      3 Years     5 Years    10 Years  Inception**
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners T. Rowe Price Growth
Equity Portfolio                                            25.80%                                          25.71%     11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Growth/Portfolio Partners T.
Rowe Price Growth Equity(3)                                 25.80%      21.13%      19.04%                  18.78%     01/09/1989
-----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**   Reflects performance from the fund's inception date.

(1)  These funds have been in operation for more than ten years.

(2) The current yield for the subaccount for the 7-day period ended December 31, 1998 (on an annualized basis) was 3.62%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 7% early withdrawal charge is not reflected.

(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                             INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax) is applied to provide payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than 5% annually after deduction of fees. Payments would decline if the performance was less than 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and
(b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000.
This produces a total value of $40,950.

Assume also that no premium tax is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be $40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month. If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation occurring when the second payment is due. The second monthly payment is then determined by multiplying the number of annuity units by the current annuity unit value, or
20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the examination of the separate account's financial statements and the review of filings made with the SEC.

                  FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT

                           VARIABLE ANNUITY ACCOUNT I

                                      Index

Statement of Assets and Liabilities....................................... S-2
Statements of Operations and Changes in Net Assets........................ S-6
Condensed Financial Information........................................... S-8
Notes to Financial Statements............................................. S-10
Independent Auditor's Report.............................................. S-26

Variable Annuity Account I

Statement of Assets and Liabilities - December 31, 1998


ASSETS:
Investments at net asset value: (Note 1)


                                                                                                     Net
                                                                 Shares            Cost           Assets
                                                                 ------            ----           ------
 Aetna Ascent VP:                                               104,739     $ 1,543,462      $ 1,468,439
 Aetna Balanced VP:                                             466,540       7,374,965        7,338,678
 Aetna Bond VP:                                                 628,747       8,330,232        8,211,438
 Aetna Crossroads VP:                                            58,972         785,680          785,501
 Aetna Growth and Income VP:                                    982,351      33,447,658       31,297,697
 Aetna Growth VP:                                               451,105       5,319,141        6,103,448
 Aetna Index Plus Large Cap VP:                                 849,667      13,688,423       14,945,637
 Aetna International VP:                                          3,797          41,261           44,011
 Aetna Legacy VP:                                               133,748       1,660,761        1,654,467
 Aetna Money Market VP:                                       1,975,904      26,236,238       26,452,214
 Aetna Real Estate Securities VP:                                 4,651          43,996           39,671
 Aetna Small Company VP:                                        294,544       3,279,774        3,767,223
 Aetna Value Opportunity VP:                                    434,406       5,636,469        6,259,793
 Alger American Funds:
  Balanced Portfolio:                                           108,171       1,100,460        1,404,059
  Income and Growth Portfolio:                                  310,627       3,299,115        4,075,424
  Leveraged AllCap Portfolio:                                   104,148       2,270,569        3,634,760
 American Century Investments:
  Balanced Fund:                                                 66,794         515,655          557,006
  International Fund:                                           243,103       1,624,446        1,852,446
 Calvert Social Balanced Portfolio:                             124,088         259,747          265,177
 Fidelity Investments Variable Insurance Product Fund:
  Equity-Income Portfolio:                                    2,013,434      47,204,298       51,181,501
  Growth Portfolio:                                             854,304      31,178,486       38,326,577
  High Income Portfolio:                                      1,512,768      19,151,904       17,442,220
  Overseas Portfolio:                                           206,337       4,004,605        4,136,808
 Fidelity Investments Variable Insurance Product Fund II:
  Asset Manager Portfolio:                                      447,745       7,570,709        8,131,050
  Contrafund Portfolio:                                       1,620,361      31,130,912       39,601,618
  Index 500 Portfolio:                                          326,815      38,214,324       46,168,328
  Investment Grade Bond Portfolio:                               94,123       1,128,605        1,219,839
 Insurance Management Series:
  American Leaders Fund II:                                   6,824,761     109,150,633      147,960,825
  Equity Income Fund II:                                      2,004,210      24,767,711       28,359,570
  Growth Strategies Fund II:                                  1,962,559      28,120,682       35,149,425
  High Income Bond Fund II:                                   2,717,067      28,282,860       29,670,377
  International Equity Fund II:                               1,796,331      21,260,207       27,645,530
  Prime Money Fund II:                                        4,666,589       4,665,273        4,666,589
  U.S. Government Securities Fund II:                           585,366       6,085,740        6,526,831
  Utility Fund II:                                            1,734,312      20,695,200       26,482,939
 Janus Aspen Series:
  Aggressive Growth Portfolio:                                  386,923       9,583,635       10,675,204
  Balanced Portfolio:                                           921,338      16,804,227       20,730,112
  Flexible Income Portfolio:                                    386,017       4,666,753        4,655,365

Variable Annuity Account I

                                                                                                     Net
                                                                 Shares            Cost           Assets
                                                                 ------            ----           ------
  Growth Portfolio:                                             774,377    $ 14,923,215     $ 18,228,835
  Worldwide Growth Portfolio:                                 2,418,350      60,413,840       70,349,793
 Lexington Emerging Markets Fund:                               110,605       1,133,387          627,133
 Lexington Natural Resources Trust Fund:                         78,858       1,151,725          869,806
 MFS Funds:
  Total Return Series:                                          904,731      15,015,459       16,393,724
  Worldwide Government Series:                                   70,397         727,002          765,918
 Oppenheimer Funds:
  Aggressive Growth Fund:                                        75,688       3,107,624        3,393,073
  Global Securities Fund:                                        93,561       1,992,083        2,064,889
  Growth & Income Fund:                                         561,831      11,689,993       11,506,303
  Strategic Bond Fund:                                          868,342       4,445,390        4,445,909
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:                          666,143      30,422,970       36,930,956
  PPI MFS Research Growth Portfolio:                          1,700,156      17,369,033       20,299,859
  PPI MFS Value Equity Portfolio:                               155,399       5,324,611        5,881,864
  PPI Scudder International Growth Portfolio:                    75,410       1,213,809        1,263,880
  PPI T. Rowe Price Growth Equity Portfolio:                    535,071      23,443,670       29,594,758
                                                                           ------------     ------------
NET ASSETS                                                                 $762,498,627     $891,504,497
                                                                           ============     ============


Net assets represented by:

Reserves for annuity contracts in accumulation and payment period:
(Notes 1 and 5)

Aetna Ascent VP:
  Annuity contracts in accumulation ...................................................     $  1,468,439
Aetna Balanced VP:
  Annuity contracts in accumulation ...................................................        7,338,678
Aetna Bond VP:
  Annuity contracts in accumulation ...................................................        8,211,438
Aetna Crossroads VP:
  Annuity contracts in accumulation ...................................................          785,501
Aetna Growth and Income VP:
  Annuity contracts in accumulation ...................................................       31,263,322
  Annuity contracts in payment period .................................................           34,375
Aetna Growth VP:
  Annuity contracts in accumulation ...................................................        6,066,474
  Annuity contracts in payment period .................................................           36,974
Aetna Index Plus Large Cap VP:
  Annuity contracts in accumulation ...................................................       14,945,637
Aetna International VP:
  Annuity contracts in accumulation ...................................................           44,011
Aetna Legacy VP:
  Annuity contracts in accumulation ...................................................        1,628,799
  Annuity contracts in payment period .................................................           25,668
Aetna Money Market VP:
  Annuity contracts in accumulation ...................................................       26,452,214
Aetna Real Estate Securities VP:
  Annuity contracts in accumulation ...................................................           39,671
Aetna Small Company VP:
  Annuity contracts in accumulation ...................................................        3,767,223

Variable Annuity Account I

Aetna Value Opportunity VP:
  Annuity contracts in accumulation ..................     $ 6,259,793
Alger American Funds:
 Balanced Portfolio:
  Annuity contracts in accumulation ..................       1,404,059
 Income and Growth Portfolio:
  Annuity contracts in accumulation ..................       4,075,424
 Leveraged AllCap Portfolio:
  Annuity contracts in accumulation ..................       3,634,760
American Century Investments:
 Balanced Fund:
  Annuity contracts in accumulation ..................         557,006
 International Fund:
  Annuity contracts in accumulation ..................       1,852,446
Calvert Social Balanced Portfolio:
  Annuity contracts in accumulation ..................         265,177
Fidelity Investments Variable Insurance Product Fund:
 Equity-Income Portfolio:
  Annuity contracts in accumulation ..................      51,181,501
 Growth Portfolio:
  Annuity contracts in accumulation ..................      38,326,577
 High Income Portfolio:
  Annuity contracts in accumulation ..................      17,442,220
 Overseas Portfolio:
  Annuity contracts in accumulation ..................       4,136,808
Fidelity Investments Variable Insurance Product Fund II:
 Asset Manager Portfolio:
  Annuity contracts in accumulation ..................       8,131,050
 Contrafund Portfolio:
  Annuity contracts in accumulation ..................      39,601,618
 Index 500 Portfolio:
  Annuity contracts in accumulation ..................      46,168,328
 Investment Grade Bond Portfolio:
  Annuity contracts in accumulation ..................       1,219,839
Insurance Management Series:
 American Leaders Fund II:
  Annuity contracts in accumulation ..................     147,843,450
  Annuity contracts in payment period ................         117,375
 Equity Income Fund II:
  Annuity contracts in accumulation ..................      28,317,427
  Annuity contracts in payment period ................          42,143
 Growth Strategies Fund II:
  Annuity contracts in accumulation ..................      35,149,425
 High Income Bond Fund II:
  Annuity contracts in accumulation ..................      29,644,378
  Annuity contracts in payment period ................          25,999
 International Equity Fund II:
  Annuity contracts in accumulation ..................      27,616,968
  Annuity contracts in payment period ................          28,562

Variable Annuity Account I

 Prime Money Fund II:
  Annuity contracts in accumulation ..................     $  4,666,589
 U.S. Government Securities Fund II:
  Annuity contracts in accumulation ..................        6,526,831
 Utility Fund II:
  Annuity contracts in accumulation ..................       26,418,108
  Annuity contracts in payment period ................           64,831
Janus Aspen Series:
 Aggressive Growth Portfolio:
  Annuity contracts in accumulation ..................       10,675,204
 Balanced Portfolio:
  Annuity contracts in accumulation ..................       20,730,112
 Flexible Income Portfolio:
  Annuity contracts in accumulation ..................        4,655,365
 Growth Portfolio:
  Annuity contracts in accumulation ..................       18,191,718
  Annuity contracts in payment period ................           37,117
 Worldwide Growth Portfolio:
  Annuity contracts in accumulation ..................       70,349,793
Lexington Emerging Markets Fund:
  Annuity contracts in accumulation ..................          627,133
Lexington Natural Resources Trust Fund:
  Annuity contracts in accumulation ..................          869,806
MFS Funds:
 Total Return Series:
  Annuity contracts in accumulation ..................       16,393,724
 Worldwide Government Series:
  Annuity contracts in accumulation ..................          765,918
Oppenheimer Funds:
 Aggressive Growth Fund:
  Annuity contracts in accumulation ..................        3,393,073
 Global Securities Fund:
  Annuity contracts in accumulation ..................        2,064,889
 Growth & Income Fund:
  Annuity contracts in accumulation ..................       11,506,303
 Strategic Bond Fund:
  Annuity contracts in accumulation ..................        4,445,909
Portfolio Partners, Inc. (PPI):
 PPI MFS Emerging Equities Portfolio:
  Annuity contracts in accumulation ..................       36,930,956
 PPI MFS Research Growth Portfolio:
  Annuity contracts in accumulation ..................       20,299,859
 PPI MFS Value Equity Portfolio:
  Annuity contracts in accumulation ..................        5,846,092
  Annuity contracts in payment period ................           35,772
 PPI Scudder International Growth Portfolio:
  Annuity contracts in accumulation ..................        1,263,880
 PPI T. Rowe Price Growth Equity Portfolio:
  Annuity contracts in accumulation ..................       29,594,758
                                                           ------------
                                                           $891,504,497
                                                           ============



See Notes to Financial Statements

Variable Annuity Account I

Statements of Operations and Changes in Net Assets


                                                                              Year Ended December 31,
                                                                              1998               1997
                                                                              ----               ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ..........................................................    $  36,268,129      $  13,569,495
Expenses: (Notes 2 and 5)
 Valuation period deductions ........................................      (10,257,915)        (5,565,448)
                                                                         -------------      -------------
Net investment income ...............................................       26,010,214          8,004,047
                                                                         -------------      -------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ................................................      438,314,806        170,076,421
 Cost of investments sold ...........................................      412,797,023        157,030,583
                                                                         -------------      -------------
 Net realized gain ..................................................       25,517,783         13,045,838
Net unrealized gain on investments: (Note 5)
 Beginning of year ..................................................       62,528,168         13,871,018
 End of year ........................................................      129,005,870         62,528,168
                                                                         -------------      -------------
  Net change in unrealized gain .....................................       66,477,702         48,657,150
                                                                         -------------      -------------
Net realized and unrealized gain on investments .....................       91,995,485         61,702,988
                                                                         -------------      -------------
Net increase in net assets resulting from operations ................      118,005,699         69,707,035
                                                                         -------------      -------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments .........................      168,355,044        230,999,062
Transfers from the Company's fixed account options ..................       75,081,637         55,038,062
Redemptions by contract holders .....................................      (31,854,396)       (14,064,451)
Annuity payments ....................................................          (83,247)           (14,846)
Other ...............................................................        1,337,372             99,606
                                                                         -------------      -------------
 Net increase in net assets from unit transactions (Note 5) .........      212,836,410        272,057,433
                                                                         -------------      -------------
Change in net assets ................................................      330,842,109        341,764,468
NET ASSETS:
Beginning of year ...................................................      560,662,388        218,897,920
                                                                         -------------      -------------
End of year .........................................................    $ 891,504,497      $ 560,662,388
                                                                         =============      =============


See Notes to Financial Statements

Variable Annuity Account I

Condensed Financial Information - Year Ended December 31, 1998

---------------------------------------------------------------------------------------------------------------------------
                                                Value
                                              Per Unit          Increase (Decrease)                 Units
                                              --------              in Value of                  Outstanding      Reserves
                                       Beginning     End of         Accumulation                    at End         at End
                                        of Year       Year              Unit                       of Year        of Year
---------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
AICA I                                 $  14.983   $  15.409             2.84%                       83,798.0   $ 1,291,246
AICA II                                   10.694      10.059           ( 5.94%)           (1)        17,615.1       177,193
---------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP:
AICA I                                    14.228      16.405            15.30%                      369,651.5     6,063,987
AICA II                                   10.708      11.312             5.64%            (1)       112,689.3     1,274,691
---------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
AICA I                                    11.201      11.943             6.62%                      500,098.0     5,972,864
AICA II                                   10.118      10.606             4.82%            (1)       211,071.3     2,238,574
---------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
AICA I                                    14.054      14.676             4.43%                       40,711.8       597,491
AICA II                                   10.504      10.270           ( 2.23%)           (1)        18,307.3       188,010
---------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
AICA I                                    16.354      18.461            12.88%                    1,217,448.2    22,475,910
AICA II                                   11.063      11.063             0.00%            (1)       794,334.9     8,787,412
Annuity contracts in payment period                                                                                  34,375
---------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
AICA I                                    13.158      17.862            35.75%                      284,771.1     5,086,654
AICA II                                   11.455      12.977            13.29%            (1)        75,505.9       979,820
Annuity contracts in payment period                                                                                  36,974
---------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
AICA I                                    14.414      18.704            29.76%                      654,766.9    12,246,441
AICA II                                   11.157      12.535            12.35%            (1)       215,324.4     2,699,196
---------------------------------------------------------------------------------------------------------------------------
Aetna International VP:
AICA I                                    10.149       9.754           ( 3.89%)           (1)         1,816.4        17,717
AICA II                                    9.851       9.764           ( 0.88%)           (2)         2,693.0        26,294
---------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
AICA I                                    13.112      13.825             5.44%                       95,815.1     1,324,652
AICA II                                   10.404      10.380           ( 0.23%)           (1)        29,301.4       304,147
Annuity contracts in payment period                                                                                  25,668
---------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
AICA I                                    10.900      11.335             3.99%                    2,041,170.4    23,136,033
AICA II                                   10.097      10.371             2.71%            (1)       319,752.5     3,316,181
---------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
AICA I                                    10.115       8.863           (12.38%)           (1)         2,216.9        19,648
AICA II                                    9.918       8.872           (10.55%)           (1)         2,256.8        20,023
---------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
AICA I                                    13.638      13.595           ( 0.32%)                     225,981.5     3,072,277
AICA II                                   11.126       9.724           (12.60%)           (1)        71,464.8       694,946
---------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
AICA I                                    13.246      15.985            20.68%                      311,396.8     4,977,799
AICA II                                   11.097      11.644             4.93%            (1)       110,096.6     1,281,994
---------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
Balanced Portfolio:
AICA I                                    12.657      16.412            29.67%                       85,549.6     1,404,059
---------------------------------------------------------------------------------------------------------------------------
Income and Growth Portfolio:
AICA I                                    15.229      19.880            30.54%                      205,001.6     4,075,424
---------------------------------------------------------------------------------------------------------------------------
Leveraged AllCap Portfolio:
AICA I                                    13.203      20.547            55.62%                      176,900.2     3,634,760
---------------------------------------------------------------------------------------------------------------------------
American Century Investments:
Balanced Fund:
AICA I                                    12.885      14.709            14.16%                       37,869.0       557,006
---------------------------------------------------------------------------------------------------------------------------
International Fund:
AICA I                                    13.538      15.853            17.10%                      116,852.2     1,852,446
---------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
AICA I                                     9.976      11.437            14.65%                       12,287.9       140,540
AICA II                                   10.596      11.208             5.78%            (1)        11,120.5       124,637
---------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account I
Condensed Financial Information - Year Ended December 31, 1998 (continued):


----------------------------------------------------------------------------------------------------------------------------
                                                   Value
                                                 Per Unit          Increase (Decrease)               Units
                                                 --------              in Value of                Outstanding      Reserves
                                          Beginning     End of        Accumulation                  at End          at End
                                           of Year       Year             Unit                      of Year         of Year
----------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable
Insurance Product Fund:
Equity-Income Portfolio:
AICA I                                    $  14.974   $  16.482           10.07%                  2,792,888.9   $ 46,031,203
AICA II                                      10.957      10.806          ( 1.38%)        (1)        476,634.1      5,150,298
----------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
AICA I                                       13.320      18.320           37.54%                  1,869,305.9     34,245,624
AICA II                                      11.094      13.253           19.46%         (1)        307,937.0      4,080,953
----------------------------------------------------------------------------------------------------------------------------
High Income Portfolio:
AICA I                                       13.238      12.488          ( 5.67%)                 1,196,921.6     14,946,591
AICA II                                      10.292       9.222          (10.40%)        (1)        270,626.6      2,495,629
----------------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:
AICA I                                       12.590      13.997           11.18%                    261,377.1      3,658,529
AICA II                                      11.082      10.487          ( 5.37%)        (1)         45,606.3        478,279
Fidelity Investments Variable Insurance
----------------------------------------------------------------------------------------------------------------------------
Product Fund II:
Asset Manager Portfolio:
AICA I                                       13.888      15.754           13.44%                    408,018.8      6,428,060
AICA II                                      10.607      11.165            5.26%         (1)        152,533.0      1,702,990
----------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:
AICA I                                       14.802      18.970           28.16%                  1,853,911.1     35,169,124
AICA II                                      11.136      12.537           12.58%         (1)        353,547.6      4,432,494
----------------------------------------------------------------------------------------------------------------------------
Index 500 Portfolio:
AICA I                                       16.646      21.063           26.53%                  1,953,506.1     41,145,842
AICA II                                      11.159      12.259            9.86%         (1)        409,684.6      5,022,486
----------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Portfolio:
AICA I                                       11.242      12.066            7.33%                    101,099.9      1,219,839
----------------------------------------------------------------------------------------------------------------------------
Insurance Management Series:
American Leaders Fund II:
AICA I                                       17.796      20.639           15.98%                  7,163,133.1    147,843,450
Annuity contracts in payment period                                                                                  117,375
----------------------------------------------------------------------------------------------------------------------------
Equity Income Fund II:
AICA I                                       12.305      14.022           13.95%                  2,019,440.7     28,317,427
Annuity contracts in payment period                                                                                   42,143
----------------------------------------------------------------------------------------------------------------------------
Growth Strategies Fund II:
AICA I                                       15.777      18.269           15.80%                  1,923,943.6     35,149,425
----------------------------------------------------------------------------------------------------------------------------
High Income Bond Fund II:
AICA I                                       13.379      13.547            1.26%                  2,188,220.6     29,644,378
Annuity contracts in payment period                                                                                   25,999
----------------------------------------------------------------------------------------------------------------------------
International Equity Fund II:
AICA I                                       11.858      14.682           23.82%                  1,881,029.6     27,616,968
Annuity contracts in payment period                                                                                   28,562
----------------------------------------------------------------------------------------------------------------------------
Prime Money Fund II:
AICA I                                       10.877      11.253            3.46%                    414,692.7      4,666,589
U.S. Government Securities Fund II:
AICA I                                       11.572      12.284            6.15%                    531,319.3      6,526,831
----------------------------------------------------------------------------------------------------------------------------
Utility Fund II:
AICA I                                       15.434      17.341           12.36%                  1,523,423.7     26,418,108
Annuity contracts in payment period                                                                                   64,831
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
AICA I                                       12.637      16.729           32.38%                    601,046.9     10,054,808
AICA II                                      11.125      13.003           16.88%         (1)         47,713.2        620,396
----------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:
AICA I                                       14.492      19.189           32.41%                    927,778.7     17,802,853
AICA II                                      10.904      12.689           16.37%         (1)        230,692.8      2,927,259
----------------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:
AICA I                                       12.272      13.202            7.58%                    267,030.6      3,525,265
AICA II                                      10.191      10.599            4.00%         (1)        106,625.5      1,130,100
----------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account I

--------------------------------------------------------------------
                                                       Value
                                                     Per Unit
                                                     --------
                                              Beginning     End of
                                               of Year       Year
--------------------------------------------------------------------
Growth Portfolio:
AICA I                                        $  14.731   $  19.704
AICA II                                          11.091      12.784
Annuity contracts in payment period
--------------------------------------------------------------------
Worldwide Growth Portfolio:
AICA I                                           16.131      20.506
AICA II                                          11.375      11.960
--------------------------------------------------------------------
Lexington Emerging Markets Fund:
AICA I                                            9.007       6.399
--------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
AICA I                                           13.939      11.047
--------------------------------------------------------------------
MFS Funds:
Total Return Series:
AICA I                                           13.030      14.432
AICA II                                          10.639      10.942
--------------------------------------------------------------------
Worldwide Government Series:
AICA I                                           10.207      10.860
AICA II                                          10.032      10.514
--------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund:
AICA I                                           12.204      13.520
AICA II                                          11.304      10.886
--------------------------------------------------------------------
Global Securities Fund:
AICA I                                           11.539      12.982
AICA II                                          10.941      10.949
--------------------------------------------------------------------
Growth & Income Fund:
AICA I                                           12.785      13.199
AICA II                                          11.377      10.111
--------------------------------------------------------------------
Strategic Bond Fund:
AICA I                                           10.764      10.921
AICA II                                          10.118      10.037
--------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
AICA I                                           10.554      13.494
AICA II                                          11.104      11.797
--------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
AICA I                                            8.786      10.656
AICA II                                          11.178      11.634
--------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
AICA I                                           10.152      12.686
AICA II                                          11.503      12.005
Annuity contracts in payment period
--------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
AICA I                                            9.912      11.640
AICA II                                          11.145      10.995
--------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
AICA I                                           13.834      17.406
AICA II                                          11.120      12.103
--------------------------------------------------------------------



---------------------------------------------------------------------------------------------------
                                              Increase (Decrease)            Units
                                                  in Value of             Outstanding      Reserves
                                                 Accumulation               at End         at End
                                                     Unit                   of Year        of Year
---------------------------------------------------------------------------------------------------
Growth Portfolio:
AICA I                                               33.76%                 807,575.7   $15,912,701
AICA II                                              15.26%       (1)       178,276.3     2,279,017
Annuity contracts in payment period                                                          37,117
---------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:
AICA I                                               27.12%               3,185,556.5    65,321,610
AICA II                                               5.14%       (1)       420,428.4     5,028,183
---------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
AICA I                                              (28.96%)                 98,010.6       627,133
---------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
AICA I                                              (20.75%)                 78,736.7       869,806
---------------------------------------------------------------------------------------------------
MFS Funds:
Total Return Series:
AICA I                                               10.76%                 943,853.4    13,621,896
AICA II                                               2.85%       (1)       253,311.0     2,771,828
---------------------------------------------------------------------------------------------------
Worldwide Government Series:
AICA I                                                6.40%                  69,956.8       759,700
AICA II                                               4.80%       (2)           591.4         6,218
---------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund:
AICA I                                               10.78%                 179,860.9     2,431,715
AICA II                                              (3.70%)      (1)        88,309.9       961,358
---------------------------------------------------------------------------------------------------
Global Securities Fund:
AICA I                                               12.51%                 134,448.6     1,745,444
AICA II                                               0.07%       (1)        29,175.9       319,445
---------------------------------------------------------------------------------------------------
Growth & Income Fund:
AICA I                                                3.24%                 693,694.9     9,156,069
AICA II                                             (11.13%)      (1)       232,433.2     2,350,234
---------------------------------------------------------------------------------------------------
Strategic Bond Fund:
AICA I                                                1.46%                 328,545.6     3,588,020
AICA II                                              (0.80%)      (1)        85,476.9       857,889
---------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
AICA I                                               27.86%               2,557,154.8    34,505,993
AICA II                                               6.24%       (1)       205,549.0     2,424,963
---------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
AICA I                                               21.28%               1,761,234.3    18,766,935
AICA II                                               4.08%       (1)       131,760.5     1,532,924
---------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
AICA I                                               24.96%                 358,518.3     4,548,303
AICA II                                               4.36%       (1)       108,102.4     1,297,789
Annuity contracts in payment period                                                          35,772
---------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
AICA I                                               17.43%                  79,756.2       928,340
AICA II                                              (1.35%)      (1)        30,516.2       335,540
---------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
AICA I                                               25.82%               1,616,747.9    28,140,515
AICA II                                               8.84%       (1)       120,156.6     1,454,243
---------------------------------------------------------------------------------------------------

AICA I - Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts issued since June 28, 1995.
AICA II - Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts issued since May 1, 1998.

Notes to Condensed Financial Information:

(1) - Reflects less than a full year of performance activity. Funds were first received in this option during May 1998.
(2) - Reflects less than a full year of
performance activity. Funds were first received in this option during June 1998.

See Notes to Financial Statements

Variable Annuity Account I

Notes to Financial Statements - December 31, 1998

1. Summary of Significant Accounting Policies


   Variable Annuity Account I (the "Account") is a separate account established by Aetna Insurance Company of America (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. The Account commenced operations on June, 1995.


   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.


   a. Valuation of Investments

   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1998:

      Aetna Ascent VP
      Aetna Balanced VP
      Aetna Bond VP
      Aetna Crossroads VP
      Aetna Growth and Income VP
      Aetna Growth VP
      Aetna Index Plus Large Cap VP
      Aetna International VP
      Aetna Legacy VP
      Aetna Money Market VP
      Aetna Real Estate Securities VP
      Aetna Small Company VP
      Aetna Value Opportunity VP
      Alger American Funds:
      o Balanced Portfolio
      o Income and Growth Portfolio
      o Leveraged AllCap Portfolio
      American Century Investments:
      o Balanced Fund
      o International Fund
      Calvert Social Balanced Portfolio
      Fidelity Investments Variable Insurance Products Fund:
      o Equity-Income Portfolio
      o Growth Portfolio
      o High Income Portfolio
      o Overseas Portfolio
      Fidelity Investments Variable Insurance Products Fund II:
      o Asset Manager Portfolio
      o Contrafund Portfolio
      o Index 500 Portfolio
      o Investment Grade Bond Portfolio
       Insurance Management Series:
      o American Leaders Fund II
      o Equity Income Fund II
      o Growth Strategies Fund II
      o High Income Bond Fund II
      o International Equity Fund II
      o Prime Money Fund II
      o U.S. Government Securities Fund II
      o Utility Fund II
      Janus Aspen Series:
      o Aggressive Growth Portfolio
      o Balanced Portfolio
      o Flexible Income Portfolio
      o Growth Portfolio
      o Worldwide Growth Portfolio
      Lexington Emerging Markets Fund
      Lexington Natural Resources Trust Fund
      MFS Funds:
      o Total Return Series
      o Worldwide Government Series
      Oppenheimer Funds:
      o Aggressive Growth Fund
      o Global Securities Fund
      o Growth & Income Fund
      o Strategic Bond Fund
      Portfolio Partners, Inc. (PPI):
      o PPI MFS Emerging Equities Portfolio
      o PPI MFS Research Growth Portfolio
      o PPI MFS Value Equity Portfolio
      o PPI Scudder International Growth Portfolio
      o PPI T. Rowe Price Growth Equity Portfolio

   b. Other

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

Variable Annuity Account I

   c. Federal Income Taxes

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.


   d. Annuity Reserves

   Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the 83a and 83GAM tables using various assumed interest rates. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.


2. Valuation Period Deductions


   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.


3. Dividend Income


   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statements of Operations and Changes in Net Assets.


4. Purchases and Sales of Investments


   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1998 and 1997 aggregated $677,161,429 and $438,314,806; $450,137,902 and $170,076,421,
   respectively.

Variable Annuity Account I

5. Supplemental information to Statements of Operations and Changes in Net
   Assets

-----------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                              Valuation       Proceeds        Cost of           Net
                                                               Period           from        Investments      Realized
                                               Dividends     Deductions        Sales            Sold        Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------
   Aetna Ascent VP: (1)                       $   71,800       ($19,502)    $   673,031     $   668,648     $    4,383
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Aetna Balanced VP: (2)                        990,418        (80,461)      1,792,080       1,696,266         95,814
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Aetna Bond VP: (3)                            431,716        (72,965)      4,486,268       4,387,120         99,148
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Aetna Crossroads VP: (4)                       29,801         (8,675)        155,691         141,072         14,619
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Aetna Growth and Income VP: (5)             4,637,602       (297,037)     33,298,888      34,084,318       (785,430)
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------
   Aetna Growth VP: (6)                           11,767        (50,232)      2,569,530       2,639,070        (69,540)
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------
   Aetna Index Plus Large Cap VP: (7)            660,099       (124,498)      9,779,183       9,124,915        654,268
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Aetna International VP: (8)                     2,114           (215)         38,105          39,540         (1,435)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Aetna Legacy VP: (9)                           71,808        (17,570)        157,163         143,237         13,926
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------
   Aetna Money Market VP: (10)                   821,419       (301,700)     85,211,294      84,897,725        313,569
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Aetna Real Estate Securities VP: (11)           1,888           (319)         19,063          21,385         (2,322)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Aetna Small Company VP: (12)                   34,904        (47,717)      5,571,439       6,248,167       (676,728)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Aetna Value Opportunity VP: (13)               61,137        (49,913)      1,542,126       1,589,981        (47,855)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Alger American Funds:
   Balanced Portfolio:                           121,184        (20,212)        372,244         302,913         69,331
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Income and Growth Portfolio:
   Annuity contracts in accumulation             379,349        (53,943)        785,199         640,145        145,054
-----------------------------------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:
   Annuity contracts in accumulation             141,107        (43,691)        747,610         539,018        208,592
-----------------------------------------------------------------------------------------------------------------------
   American Century Investments:
   Balanced Fund:                                 81,193         (8,558)        189,467         179,893          9,574
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   International Fund:                           127,270        (27,807)        562,465         470,481         91,984
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------
   Calvert Social Balanced Portfolio:             19,179         (1,776)         24,753          27,598         (2,845)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
          Net Unrealized                                      Net
           Gain (Loss)                    Net          Increase (Decrease)              Net Assets
           -----------                 Change in          In Net Assets                 ----------
   Beginning            End            Unrealized           from Unit          Beginning          End
    of Year           of Year         Gain (Loss)         Transactions          of Year         of Year
---------------------------------------------------------------------------------------------------------
     ($42,941)         ($75,022)         ($32,081)           $359,326
                                                                               $1,084,513      $1,468,439
---------------------------------------------------------------------------------------------------------
       93,604           (36,287)         (129,891)          1,988,879
                                                                                4,473,919       7,338,678
---------------------------------------------------------------------------------------------------------
      (10,865)         (118,794)         (107,929)          4,840,848
                                                                                3,020,620       8,211,438
---------------------------------------------------------------------------------------------------------
        3,424              (178)           (3,602)            338,325
                                                                                  415,033         785,501
---------------------------------------------------------------------------------------------------------
   (1,131,268)       (2,149,960)       (1,018,692)         13,277,579
                                                                               15,483,675      31,263,322
                                                                                        0          34,375
---------------------------------------------------------------------------------------------------------
     (264,795)          784,306         1,049,101           4,256,569
                                                                                  905,783       6,066,474
                                                                                        0          36,974
---------------------------------------------------------------------------------------------------------
      106,638         1,257,214         1,150,576           8,689,925
                                                                                3,915,267      14,945,637
---------------------------------------------------------------------------------------------------------
            0             2,750             2,750              40,797
                                                                                        0          44,011
---------------------------------------------------------------------------------------------------------
        4,308            (6,294)          (10,602)            769,986
                                                                                  793,678       1,628,799
                                                                                   33,241          25,668
---------------------------------------------------------------------------------------------------------
      203,382           215,976            12,594          10,238,451
                                                                               15,367,881      26,452,214
---------------------------------------------------------------------------------------------------------
            0            (4,325)           (4,325)             44,749
                                                                                        0          39,671
---------------------------------------------------------------------------------------------------------
     (169,978)          487,449           657,427           1,224,164
                                                                                2,575,173       3,767,223
---------------------------------------------------------------------------------------------------------
     (130,696)          623,324           754,020           4,650,918
                                                                                  891,486       6,259,793
---------------------------------------------------------------------------------------------------------
      125,129           303,599           178,470            (345,746)
                                                                                1,401,032       1,404,059
---------------------------------------------------------------------------------------------------------
      245,881           776,309           530,428            (693,378)
                                                                                3,767,914       4,075,424
---------------------------------------------------------------------------------------------------------
      265,618         1,364,191         1,098,573            (689,303)
                                                                                2,919,482       3,634,760
---------------------------------------------------------------------------------------------------------
       44,098            41,409            (2,689)           (179,238)
                                                                                  656,724         557,006
---------------------------------------------------------------------------------------------------------
      108,904           228,000           119,096            (505,703)
                                                                                2,047,606       1,852,446
---------------------------------------------------------------------------------------------------------
       (5,832)            5,430            11,262             206,857
                                                                                   32,500         265,177
---------------------------------------------------------------------------------------------------------

Variable Annuity Account I

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                              Valuation
                                                                                Period
                                                               Dividends      Deductions
------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                   $2,271,527        ($618,549)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------
   Growth Portfolio:                                           2,644,108         (381,295)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------
   High Income Portfolio:                                      1,474,357         (221,958)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------
   Overseas Portfolio:                                           233,121          (53,772)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Product Fund II:
   Asset Manager Portfolio:                                      523,249          (84,936)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                       1,534,561         (426,807)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                          981,068         (488,490)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                               73,857          (18,586)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------
   Insurance Management Series:
   American Leaders Fund II:                                   8,099,929       (1,877,678)
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------
   Equity Income Fund II:                                         91,670         (295,623)
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                                  1,646,118         (414,206)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------
   High Income Bond Fund II:                                     795,943         (408,858)
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------
   International Equity Fund II:                                  28,894         (359,609)
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------
   Prime Money Fund II:                                          211,667          (62,627)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:                            99,559          (83,453)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------
   Utility Fund II:                                            1,407,516         (327,505)
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                Proceeds       Cost of          Net
                                                                  from       Investments     Realized
                                                                  Sales          Sold       Gain (Loss)
-------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                   $15,606,753    $12,759,366    $2,847,387
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                           12,032,669      9,870,234     2,162,435
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
   High Income Portfolio:                                       5,402,639      5,517,939      (115,300)
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                         15,311,424     15,163,882       147,542
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Product Fund II:
   Asset Manager Portfolio:                                     1,323,072      1,302,771        20,301
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                        7,291,380      5,323,524     1,967,856
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                         8,828,912      6,299,987     2,528,925
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                               375,674        366,141         9,533
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
   Insurance Management Series:
   American Leaders Fund II:                                    4,239,643      2,620,457     1,619,186
   Annuity contracts in accumulation
   Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------
   Equity Income Fund II:                                       1,065,676        844,287       221,389
   Annuity contracts in accumulation
   Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                                   1,857,899      1,425,043       432,856
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
   High Income Bond Fund II:                                    3,342,335      3,079,403       262,932
   Annuity contracts in accumulation
   Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------
   International Equity Fund II:                                1,808,323      1,321,140       487,183
   Annuity contracts in accumulation
   Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------
   Prime Money Fund II:                                         4,154,382      4,154,382             0
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:                          1,719,925      1,600,469       119,456
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------
   Utility Fund II:                                             1,448,374      1,070,900       377,474
   Annuity contracts in accumulation
   Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
          Net Unrealized                                       Net
            Gain (Loss)                    Net          Increase (Decrease)               Net Assets
            -----------                Change in          In Net Assets                   ----------
   Beginning            End            Unrealized           from Unit           Beginning           End
    of Year           of Year         Gain (Loss)         Transactions           of Year          of Year
-----------------------------------------------------------------------------------------------------------

   $4,573,383        $3,977,202         ($596,181)        $12,941,401
                                                                               $34,335,916      $51,181,501
-----------------------------------------------------------------------------------------------------------
    2,613,104         7,153,104         4,540,000          10,721,202
                                                                                18,640,127       38,326,577
-----------------------------------------------------------------------------------------------------------
      678,175        (1,709,684)       (2,387,859)          7,278,178
                                                                                11,414,802       17,442,220
-----------------------------------------------------------------------------------------------------------
       83,223           131,756            48,533             772,708
                                                                                 2,988,676        4,136,808
-----------------------------------------------------------------------------------------------------------
      247,841           560,341           312,500           3,571,525
                                                                                 3,788,411        8,131,050
-----------------------------------------------------------------------------------------------------------
    3,303,522         8,470,707         5,167,185           6,461,571
                                                                                24,897,252       39,601,618
-----------------------------------------------------------------------------------------------------------
    2,903,863         7,949,380         5,045,517          15,200,754
                                                                                22,900,554       46,168,328
-----------------------------------------------------------------------------------------------------------
       63,100            91,234            28,134            (314,286)
                                                                                 1,441,187        1,219,839
-----------------------------------------------------------------------------------------------------------
   27,572,894        38,810,192        11,237,298          14,814,848
                                                                               114,050,410      147,843,450
                                                                                    16,832          117,375
-----------------------------------------------------------------------------------------------------------
      716,240         3,591,859         2,875,619          12,524,130
                                                                                12,942,385       28,317,427
                                                                                         0           42,143
-----------------------------------------------------------------------------------------------------------
    4,379,010         7,028,743         2,649,733           6,249,006
                                                                                24,585,918       35,149,425
-----------------------------------------------------------------------------------------------------------
    1,855,372         1,387,517          (467,855)          3,527,318
                                                                                25,944,158       29,644,378
                                                                                    16,739           25,999
-----------------------------------------------------------------------------------------------------------
    1,842,212         6,385,323         4,543,111           2,840,676
                                                                                20,105,275       27,616,968
                                                                                         0           28,562
-----------------------------------------------------------------------------------------------------------
            0             1,316             1,316             757,047
                                                                                 3,759,186        4,666,589
-----------------------------------------------------------------------------------------------------------
      224,916           441,091           216,175             530,017
                                                                                 5,645,077        6,526,831
-----------------------------------------------------------------------------------------------------------
    4,421,460         5,787,739         1,366,279           2,535,912
                                                                                21,104,322       26,418,108
                                                                                    18,941           64,831
-----------------------------------------------------------------------------------------------------------

Variable Annuity Account I

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                    Valuation        Proceeds        Cost of           Net
                                                                      Period           from        Investments      Realized
                                                    Dividends       Deductions         Sales           Sold        Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                            $0         ($115,274)    $50,864,976    $48,298,175     $2,566,801
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                                595,970          (174,733)      2,029,779      1,535,395        494,384
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                         235,389           (45,468)      1,385,219      1,308,029         77,190
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                  870,829          (185,099)      5,214,196      4,131,907      1,082,289
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                      2,336,194          (835,432)     24,476,251     18,059,755      6,416,496
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:                    66,337           (11,442)        369,448        511,215       (141,767)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:             73,010           (15,445)        348,129        355,188         (7,059)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   MFS Funds:
   Total Return Series:                               295,218          (157,641)      1,431,298      1,180,363        250,935
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Worldwide Government Series:                         8,377            (9,148)        309,659        301,566          8,093
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Funds:
   Aggressive Growth Fund:                             37,225           (35,416)     47,122,397     46,966,784        155,613
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Global Securities Fund:                            149,505           (24,845)        719,379        757,991        (38,612)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Growth & Income Fund:                              475,900          (140,773)      5,499,885      5,888,453       (388,568)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Strategic Bond Fund:                                65,788           (43,976)        704,382        714,269         (9,887)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc. (PPI):
   PPI MFS Emerging Equities Portfolio:                88,752          (435,112)     11,342,689     10,460,671        882,018
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                   4,104          (238,253)      4,855,332      4,530,115        325,217
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                      7,644           (70,872)      4,030,146      3,786,613        243,533
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:          4,297           (11,632)     40,667,463     40,626,409         41,054
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Equity Portfolio:         140,691          (356,611)      3,159,498      2,822,708        336,790
   Annuity contracts in accumulation
   Total Variable Annuity Account I               $36,268,129     ($ 10,257,915)   $438,314,806   $412,797,023    $25,517,783
==============================================================================================================================

 (1) Effective May 1, 1998, Aetna Ascent Variable Portfolio's name changed to Aetna Ascent VP.
 (2) Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced VP.
 (3) Effective May 1, 1998, Aetna Income Shares' name changed to Aetna Bond Fund VP.
 (4) Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.
 (5) Effective May 1, 1998, Aetna Variable Fund's name changed to Aetna Growth and Income VP.
 (6) Effective May 1, 1998, Aetna Variable Growth Portfolio's name changed to Aetna Growth VP.
 (7) Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.
 (8) Effective May 1, 1998, Aetna International Portfolio's name changed to Aetna International VP.
 (9) Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP.
(10) Effective May 1, 1998, Aetna Variable Encore Fund's name changed to Aetna Money Market VP.
(11) Effective May 1, 1998, Aetna Real Estate Securities Portfolio's name changed to Aetna Real Estate Securities VP.
(12) Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.
(13) Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

-------------------------------------------------------------------------------------------------------------
          Net Unrealized                                        Net
            Gain (Loss)                    Net          Increase (Decrease)                Net Assets
            -----------                 Change in          In Net Assets                   ----------
   Beginning             End            Unrealized           from Unit           Beginning            End
    of Year            of Year         Gain (Loss)         Transactions           of Year           of Year
-------------------------------------------------------------------------------------------------------------

  $   685,946       $  1,091,568       $   405,622         $  1,263,440
                                                                               $  6,554,615      $ 10,675,204
-------------------------------------------------------------------------------------------------------------
      746,135          3,925,885         3,179,750            8,908,355
                                                                                  7,726,386        20,730,112
-------------------------------------------------------------------------------------------------------------
       32,134            (11,388)          (43,522)           2,430,909
                                                                                  2,000,867         4,655,365
-------------------------------------------------------------------------------------------------------------
    1,026,518          3,305,620         2,279,102            4,104,069
                                                                                 10,077,645        18,191,718
                                                                                          0            37,117
-------------------------------------------------------------------------------------------------------------
    4,733,621          9,935,954         5,202,333           12,501,656
                                                                                 44,728,546        70,349,793
-------------------------------------------------------------------------------------------------------------
     (302,429)          (506,254)         (203,825)            (312,229)
                                                                                  1,230,059           627,133
-------------------------------------------------------------------------------------------------------------
       11,212           (281,919)         (293,131)            (322,903)
                                                                                  1,435,334           869,806
-------------------------------------------------------------------------------------------------------------
      595,567          1,378,265           782,698            8,404,056
                                                                                  6,818,458        16,393,724
-------------------------------------------------------------------------------------------------------------
        4,445             38,917            34,472              190,257
                                                                                    533,867           765,918
-------------------------------------------------------------------------------------------------------------
      (12,997)           285,448           298,445            2,135,488
                                                                                    801,718         3,393,073
-------------------------------------------------------------------------------------------------------------
        6,826             72,806            65,980              902,520
                                                                                  1,010,341         2,064,889
-------------------------------------------------------------------------------------------------------------
      136,910           (183,690)         (320,600)           7,350,914
                                                                                  4,529,430        11,506,303
-------------------------------------------------------------------------------------------------------------
       (6,794)               519             7,313            3,041,102
                                                                                  1,385,569         4,445,909
-------------------------------------------------------------------------------------------------------------
     (271,841)         6,507,986         6,779,827            4,339,155
                                                                                 25,276,316        36,930,956
-------------------------------------------------------------------------------------------------------------
     (235,756)         2,930,826         3,166,582            2,849,219
                                                                                 14,192,990        20,299,859
-------------------------------------------------------------------------------------------------------------
       24,196            557,253           533,057            2,972,891
                                                                                  2,195,611         5,846,092
                                                                                          0            35,772
-------------------------------------------------------------------------------------------------------------
         (460)            50,071            50,531            1,154,164
                                                                                     25,466         1,263,880
-------------------------------------------------------------------------------------------------------------
      432,009          6,151,086         5,719,077            1,997,336
                                                                                 21,757,475        29,594,758
-------------------------------------------------------------------------------------------------------------
  $62,528,168       $129,005,870       $66,477,702         $212,836,410        $560,662,388      $891,504,497
=============================================================================================================

Variable Annuity Account I

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

-------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                     Valuation      Proceeds      Cost of         Net
                                                                      Period          from      Investments    Realized
                                                      Dividends     Deductions       Sales          Sold      Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Fund:                              $2,917,442     ($ 125,993)   $   772,972   $   648,307   $  124,665
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Aetna Income Shares:                                 151,053        (26,889)       754,709       750,000        4,709
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Encore Fund:                          322,525       (170,170)    19,808,667    19,627,696      180,971
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Aetna Investment Advisers Fund, Inc.:                443,088        (36,303)       411,120       371,132       39,988
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Aetna Ascent Variable Portfolio:                      66,289         (9,238)     1,580,817     1,443,402      137,415
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Aetna Crossroads Variable Portfolio:                  26,978         (2,883)         5,444         4,842          602
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Aetna Legacy Variable Portfolio:                      45,122         (6,136)       199,255       188,641       10,614
   Annuity contracts in accumulation
   Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Portfolios, Inc.:
   Aetna Variable Capital Appreciation Portfolio:       141,848         (2,366)       140,737       134,978        5,759
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Growth Portfolio:                     242,318         (2,483)       311,238       305,917        5,321
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Index Plus Portfolio:                 156,860        (28,110)     1,772,894     1,552,332      220,562
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Small Company Portfolio:              155,307         (7,993)       104,643        86,811       17,832
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Alger American Funds:
   Balanced Portfolio:                                   24,076        (13,590)       120,684        99,159       21,525
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio: (1)                                 89,153       (132,536)    15,600,119    13,181,627    2,418,492
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Income and Growth Portfolio:                          65,111        (31,295)     1,374,610     1,109,169      265,441
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                                0        (36,689)     1,293,544     1,102,668      190,876
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   MidCap Portfolio: (1)                                 80,363        (75,046)     9,541,316     8,551,109      990,207
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Small Capitalization Portfolio: (2)                  338,930       (118,559)    12,725,130    12,057,293      667,837
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   American Century Investments:
-------------------------------------------------------------------------------------------------------------------------
   Balanced Fund:                                        29,309         (8,128)       203,349       186,540       16,809
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
           Net Unrealized
            Gain (Loss)                    Net         Increase (Decrease)               Net Assets
            -----------                 Change in         In Net Assets                  ----------
    Beginning             End           Unrealized          from Unit          Beginning           End
     of Year            of Year        Gain (Loss)        Transactions          of Year          of Year
---------------------------------------------------------------------------------------------------------
     ($143,001)       ($1,131,268)      ($988,267)          $9,726,519
                                                                              $3,829,309      $15,483,675
---------------------------------------------------------------------------------------------------------
       (21,783)           (10,865)         10,918            1,877,585
                                                                               1,003,244        3,020,620
---------------------------------------------------------------------------------------------------------
        61,606            203,382         141,776            6,513,403
                                                                               8,379,376       15,367,881
---------------------------------------------------------------------------------------------------------
        15,913             93,604          77,691            3,246,840
                                                                                 702,615        4,473,919
---------------------------------------------------------------------------------------------------------
        56,427            (42,941)        (99,368)            (175,693)
                                                                               1,165,108        1,084,513
---------------------------------------------------------------------------------------------------------
          (282)             3,424           3,706              309,890
                                                                                  76,740          415,033
---------------------------------------------------------------------------------------------------------
        (3,582)             4,308           7,890              669,065
                                                                                 100,364          793,678
                                                                                       0           33,241
---------------------------------------------------------------------------------------------------------
             0           (130,696)       (130,696)             876,941
                                                                                       0          891,486
---------------------------------------------------------------------------------------------------------
             0           (264,795)       (264,795)             925,422
                                                                                       0          905,783
---------------------------------------------------------------------------------------------------------
          (786)           106,638         107,424            3,426,210
                                                                                  32,321        3,915,267
---------------------------------------------------------------------------------------------------------
             0           (169,978)       (169,978)           2,580,005
                                                                                       0        2,575,173
---------------------------------------------------------------------------------------------------------
        19,051            125,129         106,078              755,128
                                                                                 507,815        1,401,032
---------------------------------------------------------------------------------------------------------
       331,002                  0        (331,002)          (8,508,847)
                                                                               6,464,740                0
---------------------------------------------------------------------------------------------------------
        43,184            245,881         202,697            2,618,690
                                                                                 647,270        3,767,914
---------------------------------------------------------------------------------------------------------
        53,728            265,618         211,890              540,838
                                                                               2,012,567        2,919,482
---------------------------------------------------------------------------------------------------------
       172,467                  0        (172,467)          (4,925,256)
                                                                               4,102,199                0
---------------------------------------------------------------------------------------------------------
       (40,650)                 0          40,650           (7,934,029)
                                                                               7,005,171                0
---------------------------------------------------------------------------------------------------------
        10,011             44,098          34,087              211,174
                                                                                 373,473          656,724
---------------------------------------------------------------------------------------------------------

Variable Annuity Account I

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


-------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                                Valuation
                                                                                  Period
                                                                Dividends       Deductions
-------------------------------------------------------------------------------------------
   Capital Appreciation Fund: (3)                              $    13,359        ($10,581)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   International Fund:                                              43,440         (24,794)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Calvert Social Balanced Portfolio:                                    0              (2)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                      1,381,407        (329,134)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                               387,748        (199,645)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   High Income Portfolio:                                          258,910         (88,291)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                             123,104         (32,314)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                        167,003         (32,759)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                           273,634        (226,793)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                            198,117        (197,448)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                                 34,282         (13,109)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Insurance Management Series:
   American Leaders Fund II:                                     2,021,951      (1,254,649)
   Annuity contracts in accumulation
   Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------
   Equity Income Fund II:                                           42,089         (75,051)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                                       83,791        (249,588)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   High Income Bond Fund II:                                     1,053,521        (275,549)
   Annuity contracts in accumulation
   Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------
   International Equity Fund II:                                    15,632        (226,665)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Prime Money Fund II:                                            210,825         (62,256)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                 Proceeds      Cost of         Net
                                                                   from      Investments    Realized
                                                                  Sales          Sold      Gain (Loss)
---------------------------------------------------------------------------------------------------------
   Capital Appreciation Fund: (3)                              $1,483,901    $1,555,024      ($71,123)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   International Fund:                                            793,249       675,144       118,105
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Calvert Social Balanced Portfolio:                               6,738         7,426          (688)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                     1,006,879       870,117       136,762
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                            1,523,787     1,391,777       132,010
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   High Income Portfolio:                                       1,389,256     1,263,386       125,870
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                            372,931       345,379        27,552
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                        95,686        90,640         5,046
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                          624,535       485,003       139,532
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                         2,562,053     1,860,408       701,645
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                               292,775       284,565         8,210
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Insurance Management Series:
   American Leaders Fund II:                                    3,672,802     2,283,020     1,389,782
   Annuity contracts in accumulation
   Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------
   Equity Income Fund II:                                         125,938       117,498         8,440
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                                     644,437       464,629       179,808
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   High Income Bond Fund II:                                    1,329,211     1,199,797       129,414
   Annuity contracts in accumulation
   Annuity contracts in payment period
---------------------------------------------------------------------------------------------------------
   International Equity Fund II:                                  792,013       683,940       108,073
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------
   Prime Money Fund II:                                         5,616,613     5,616,577            36
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
         Net Unrealized                                    Net
          Gain (Loss)                  Net         Increase (Decrease)               Net Assets
          -----------               Change in         In Net Assets                  ----------
   Beginning           End          Unrealized          from Unit          Beginning           End
    of Year          of Year       Gain (Loss)        Transactions          of Year          of Year
---------------------------------------------------------------------------------------------------------
     ($11,204)              $0         $11,204          ($403,000)
                                                                             $460,141               $0
---------------------------------------------------------------------------------------------------------
       47,176          108,904          61,728          1,023,868
                                                                              825,259        2,047,606
---------------------------------------------------------------------------------------------------------
            0           (5,832)         (5,832)            39,022
                                                                                    0           32,500
---------------------------------------------------------------------------------------------------------
      763,902        4,573,383       3,809,481         17,482,048
                                                                           11,855,352       34,335,916
---------------------------------------------------------------------------------------------------------
      339,925        2,613,104       2,273,179          6,518,902
                                                                            9,527,933       18,640,127
---------------------------------------------------------------------------------------------------------
       99,376          678,175         578,799          7,802,056
                                                                            2,737,458       11,414,802
---------------------------------------------------------------------------------------------------------
       66,703           83,223          16,520          1,531,886
                                                                            1,321,928        2,988,676
---------------------------------------------------------------------------------------------------------
       56,785          247,841         191,056          2,241,299
                                                                            1,216,766        3,788,411
---------------------------------------------------------------------------------------------------------
      438,859        3,303,522       2,864,663         15,304,885
                                                                            6,541,331       24,897,252
---------------------------------------------------------------------------------------------------------
      375,527        2,903,863       2,528,336         14,780,907
                                                                            4,888,997       22,900,554
---------------------------------------------------------------------------------------------------------
       10,325           63,100          52,775            910,396
                                                                              448,634        1,441,187
---------------------------------------------------------------------------------------------------------
    7,073,040       27,572,894      20,499,854         33,372,942
                                                                           58,037,362      114,050,410
                                                                                    0           16,832
---------------------------------------------------------------------------------------------------------
            0          716,240         716,240         12,250,666
                                                                                    0       12,942,385
---------------------------------------------------------------------------------------------------------
      890,268        4,379,010       3,488,742         11,282,487
                                                                            9,800,678       24,585,918
---------------------------------------------------------------------------------------------------------
      442,872        1,855,372       1,412,500         12,049,585
                                                                           11,591,426       25,944,158
                                                                                    0           16,739
---------------------------------------------------------------------------------------------------------
      599,852        1,842,212       1,242,360          7,630,546
                                                                           11,335,329       20,105,275
---------------------------------------------------------------------------------------------------------
            0                0               0            102,916
                                                                            3,507,665        3,759,186
---------------------------------------------------------------------------------------------------------

Variable Annuity Account I

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                               Valuation       Proceeds        Cost of           Net
                                                                Period           from        Investments      Realized
                                                Dividends     Deductions        Sales            Sold        Gain (Loss)
------------------------------------------------------------------------------------------------------------------------

   U.S. Government Securities Fund II:          $136,009        ($57,878)       $815,197        $816,209        ($1,012)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Utility Fund II:                              698,490        (236,725)      1,251,178       1,013,333        237,845
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                        0         (64,625)      1,801,019       1,701,173         99,846
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                           181,361         (69,510)        417,457         346,860         70,597
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                     87,894         (14,471)        333,439         322,660         10,779
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                             219,777         (99,435)        947,759         774,701        173,058
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio: (4)                 10,649          (6,397)      1,087,777       1,072,304         15,473
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                   522,386        (448,359)      2,135,232       1,701,774        433,458
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:                1,295         (21,167)      1,232,664       1,305,131        (72,467)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:        41,210         (18,555)      1,350,194       1,215,906        134,288
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   MFS Funds:
   Emerging Growth Series: (2)                         0        (116,977)     15,517,072      13,662,725      1,854,347
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Research Series: (3)                                0        (100,752)     13,471,461      12,125,968      1,345,493
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Total Return Series:                                0         (54,566)        831,314         702,549        128,765
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Value Series: (5)                                   0          (5,724)      1,671,063       1,502,195        168,868
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   World Government Series:                       15,615          (8,914)        711,009         723,530        (12,521)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Funds:
   Capital Appreciation Fund:                          0          (2,638)         62,476          58,435          4,041
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Global Securities Fund:                             0          (3,510)         38,265          35,536          2,729
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Growth and Income Fund:                        12,626         (13,385)        107,192          95,273         11,919
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
        Net Unrealized                                  Net
         Gain (Loss)                 Net         Increase (Decrease)              Net Assets
         -----------              Change in         In Net Assets                 ----------
  Beginning          End          Unrealized          from Unit          Beginning          End
   of Year         of Year       Gain (Loss)        Transactions          of Year         of Year
---------------------------------------------------------------------------------------------------
      ($201)       $224,916        $225,117           $2,886,389
                                                                         $2,456,452      $5,645,077
---------------------------------------------------------------------------------------------------
  1,106,478       4,421,460       3,314,982            3,773,450
                                                                         13,335,221      21,104,322
                                                                                  0          18,941
---------------------------------------------------------------------------------------------------
     17,905         685,946         668,041            3,097,139
                                                                          2,754,214       6,554,615
---------------------------------------------------------------------------------------------------
     46,718         746,135         699,417            4,857,371
                                                                          1,987,150       7,726,386
---------------------------------------------------------------------------------------------------
      5,974          32,134          26,160            1,497,111
                                                                            393,394       2,000,867
---------------------------------------------------------------------------------------------------
     90,906       1,026,518         935,612            5,734,794
                                                                          3,113,839      10,077,645
---------------------------------------------------------------------------------------------------
     (1,799)              0           1,799             (335,569)
                                                                            314,045               0
---------------------------------------------------------------------------------------------------
    658,071       4,733,621       4,075,550           26,343,094
                                                                         13,802,417      44,728,546
---------------------------------------------------------------------------------------------------
     (4,649)       (302,429)       (297,780)             854,308
                                                                            765,870       1,230,059
---------------------------------------------------------------------------------------------------
     98,720          11,212         (87,508)              36,049
                                                                          1,329,850       1,435,334
---------------------------------------------------------------------------------------------------
     13,628               0         (13,628)          (5,940,064)
                                                                          4,216,322               0
---------------------------------------------------------------------------------------------------
     66,161               0         (66,161)          (3,668,017)
                                                                          2,489,437               0
---------------------------------------------------------------------------------------------------
     22,362         595,567         573,205            4,989,205
                                                                          1,181,849       6,818,458
---------------------------------------------------------------------------------------------------
        156               0            (156)            (207,849)
                                                                             44,861               0
---------------------------------------------------------------------------------------------------
      3,877           4,445             568              324,691
                                                                            214,428         533,867
---------------------------------------------------------------------------------------------------
          0         (12,997)        (12,997)             813,312
                                                                                  0         801,718
---------------------------------------------------------------------------------------------------
          0           6,826           6,826            1,004,296
                                                                                  0       1,010,341
---------------------------------------------------------------------------------------------------
          0         136,910         136,910            4,381,360
                                                                                  0       4,529,430
---------------------------------------------------------------------------------------------------

Variable Annuity Account I

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


--------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                     Valuation
                                                                      Period
                                                    Dividends       Deductions
--------------------------------------------------------------------------------
   Strategic Bond Fund:                               $37,598          ($5,530)
   Annuity contracts in accumulation
--------------------------------------------------------------------------------
   Portfolio Partners, Inc.:
   PPI MFS Emerging Equities Portfolio:                     0          (33,567)
   Annuity contracts in accumulation
--------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                       0          (18,615)
   Annuity contracts in accumulation
--------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                          0           (2,523)
   Annuity contracts in accumulation
--------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:              0                 (5)
   Annuity contracts in accumulation
--------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Equity Portfolio:               0          (28,585)
   Annuity contracts in accumulation
   Total Variable Annuity Account I               $13,569,495      ($5,565,448)
================================================================================


----------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                     Proceeds        Cost of           Net
                                                       from        Investments       Realized
                                                      Sales            Sold        Gain (Loss)
----------------------------------------------------------------------------------------------
   Strategic Bond Fund:                                $50,466         $49,763            $703
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   Portfolio Partners, Inc.:
   PPI MFS Emerging Equities Portfolio:             14,301,627      14,309,825          (8,198)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:               13,341,021      13,351,443         (10,422)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                   1,560,760       1,560,280             480
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:               4               4               0
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Equity Portfolio:        7,986,723       7,987,053            (330)
   Annuity contracts in accumulation
   Total Variable Annuity Account I               $170,076,421    $157,030,583     $13,045,838
==============================================================================================

(1) Effective November 28, 1997, assets from these funds were transferred to the PPI T. Rowe Price Growth Equity Portfolio.

(2) Effective November 28, 1997, assets from these funds were transferred to the PPI MFS Emerging Equities Portfolio.

(3) Effective November 28, 1997, assets from these funds were transferred to the PPI MFS Research Growth Portfolio.

(4) Effective November 28, 1997, assets from these funds were transferred to the Aetna Variable Encore Fund.

(5) Effective November 28, 1997, assets from these funds were transferred to the PPI MFS Value Equity Portfolio.

-----------------------------------------------------------------------------------------------------------
         Net Unrealized                                       Net
           Gain (Loss)                   Net          Increase (Decrease)                Net Assets
           -----------                Change in          In Net Assets                   ----------
   Beginning           End            Unrealized           from Unit           Beginning            End
    of Year          of Year         Gain (Loss)         Transactions           of Year           of Year
-----------------------------------------------------------------------------------------------------------
          $0           ($6,794)          ($6,794)          $1,359,592
                                                                                       $0        $1,385,569
-----------------------------------------------------------------------------------------------------------
           0          (271,841)         (271,841)          25,589,922
                                                                                        0        25,276,316
-----------------------------------------------------------------------------------------------------------
           0          (235,756)         (235,756)          14,457,783
                                                                                        0        14,192,990
-----------------------------------------------------------------------------------------------------------
           0            24,196            24,196            2,173,458
                                                                                        0         2,195,611
-----------------------------------------------------------------------------------------------------------
           0              (460)             (460)              25,931
                                                                                        0            25,466
-----------------------------------------------------------------------------------------------------------
           0           432,009           432,009           21,354,381
                                                                                        0        21,757,475
-----------------------------------------------------------------------------------------------------------
 $13,871,018        $62,528,168       $48,657,150        $272,057,433        $218,897,920      $560,662,388
===========================================================================================================

                         Independent Auditors' Report



The Board of Directors of Aetna Life Insurance and Annuity Company and Contract
 Owners of Variable Annuity Account I:




We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account I (the "Account") as of December 31, 1998, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account I as of December 31, 1998, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998, in conformity with generally accepted accounting principles.



                                      /s/ KPMG LLP


Hartford, Connecticut
February 26, 1999

                       AETNA INSURANCE COMPANY OF AMERICA


                          Index to Financial Statements
                   ------------------------------------------


                                                                      Page
                                                                      ----
Independent Auditors' Report                                          F-2

Financial Statements:

   Statements of Income for the Years Ended
     December 31, 1998, 1997 and 1996                                 F-3

   Balance Sheets as of December 31, 1998 and 1997                    F-4

   Statements of Changes in Shareholder's Equity
     For the Years Ended December 31, 1998, 1997 and 1996             F-5

   Statements of Cash Flows for the Years
     Ended December 31, 1998, 1997 and 1996                           F-6

   Notes to Financial Statements                                      F-7

                         Independent Auditors' Report


The Shareholder and Board of Directors
Aetna Insurance Company of America:

We have audited the accompanying balance sheets of Aetna Insurance Company of America as of December 31, 1998 and 1997, and the related statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Aetna Insurance Company of America at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.

As discussed in Note 1 to the financial statements, in 1997, the Company changed its method for accounting for guaranty-fund and other insurance related assessments.


                                      /s/ KPMG LLP


Hartford, Connecticut
March 24, 1999

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                              Statements of Income
                                   (Millions)


                                                              Years Ended December 31,
                                                        ----------------------------------
                                                          1998          1997         1996
                                                        --------      -------      -------
Revenue:
 Charges assessed against policyholders                 $   11.5      $   6.1      $   1.3
 Net investment income                                      10.4          7.1          1.5
 Net realized capital gains (losses)                        (0.2)         0.1           --
 Other income                                                0.6          0.2          0.1
                                                        --------      -------      -------
  Total revenue                                             22.3         13.5          2.9

Benefits and expenses:
 Current and future benefits                                 9.0          6.5          1.7
 Operating expenses                                          6.2          3.7          2.4
 Amortization of deferred policy acquisition costs           3.9          0.8          0.2
                                                        --------      -------      -------
  Total benefits and expenses                               19.1         11.0          4.3

Income (loss) before income taxes (benefits)
  and cumulative effect adjustment                           3.2          2.5         (1.4)
Income taxes (benefits)                                      0.6          0.8         (0.7)
                                                        --------      -------      -------
Income (loss) before cumulative effect
  adjustments                                                2.6          1.7         (0.7)
Cumulative effect adjustment, net of tax                      --          0.5           --
                                                        --------      -------      -------
Net income (loss)                                       $    2.6      $   1.2     $   (0.7)
                                                        ========      =======     ========

See Notes to Financial Statements.

                       AETNA INSURANCE COMPANY OF AMERICA
     (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                                 Balance Sheets
                          (Millions, except share data)


                                                                        December 31,        December 31,
                                                                            1998                1997
                                                                     -----------------   -----------------
                               Assets
Investments:
 Debt securities, available for sale, at fair value
  (amortized cost: $138.2 and $135.8)                                  $     142.3          $    137.9
 Equity securities, available for sale
  Nonredeemable preferred stock (amortized cost: $3.1)                         3.0                  --
Cash and cash equivalents                                                     16.5                12.5
Deferred policy acquisition costs                                             59.9                45.4
Accrued investment income                                                      2.1                 2.0
Premiums due and other receivables                                            13.3                 1.6
Deferred tax asset                                                              --                 2.1
Income taxes receivable                                                         --                 1.4
Other assets                                                                   0.4                 2.5
Separate Accounts assets                                                   1,008.0               676.7
                                                                       -----------          ----------
    Total assets                                                       $   1,245.5          $    882.1
                                                                       ===========          ==========
                     Liabilities and Shareholder's Equity
Liabilities:
 Policyholders' funds left with the Company                            $     153.2          $    145.6
 Other liabilities                                                            13.3                 6.8
 Due to parent and affiliates                                                  0.9                 0.8
 Income taxes
  Current                                                                      0.1                  --
  Deferred                                                                     0.7                  --
 Separate Accounts liabilities                                             1,006.5               676.7
                                                                       -----------          ----------
     Total liabilities                                                     1,174.7               829.9
                                                                       -----------          ----------
Shareholder's equity:
 Common capital stock, par value $2,000 (1,275 shares authorized,
  issued and outstanding)                                                      2.5                 2.5
 Paid-in capital                                                              62.5                47.5
 Accumulated other comprehensive income                                        1.2                 0.2
 Retained earnings                                                             4.6                 2.0
                                                                       -----------          ----------
     Total shareholder's equity                                               70.8                52.2
                                                                       -----------          ----------
    Total liabilities and shareholder's equity                         $   1,245.5          $    882.1
                                                                       ===========          ==========

See Notes to Financial Statements.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                 Statements of Changes in Shareholder's Equity
                                   (Millions)


                                                               Years Ended December 31,
                                                   ------------------------------------------------
                                                        1998             1997             1996
                                                   --------------   --------------   --------------
Shareholder's equity, beginning of year            $      52.2      $      31.3      $      12.1

Comprehensive income:
 Net income (loss)                                         2.6              1.2             (0.7)
 Other comprehensive income (loss), net of tax
  Unrealized gains (losses), on securities
   ($1.5 million, $0.0 million and $(0.1)
   million, pretax)                                        1.0               --             (0.1)
                                                   -----------      -----------      -----------
    Total comprehensive income (loss)                      3.6              1.2             (0.8)
                                                   -----------      -----------      -----------

Capital contributions                                     15.0             20.0             20.0

Other changes                                               --             (0.3)              --
                                                   -----------      -----------      -----------

 Shareholder's equity, end of year                  $      70.8      $      52.2      $      31.3
                                                    ===========      ===========      ===========

See Notes to Financial Statements.

                       AETNA INSURANCE COMPANY OF AMERICA
    (A wholly owned subsidiary of Aetna Life Insurance and Annuity Company)

                            Statements of Cash Flows
                                   (Millions)

                                                                        Years Ended December 31,
                                                                  -------------------------------------
                                                                     1998         1997          1996
                                                                  ----------   ----------   -----------
Cash Flows from Operating Activities:
Net income (loss)                                                  $   2.6      $    1.2     $   (0.7)
Adjustments to reconcile net income (loss) to net cash
 used for operating activities:
  Net amortization of discount on debt securities                     (0.1)         (0.4)        (0.1)
                                                                   -------      --------     --------
   Cash flows provided by (used for) operating activities
    and net realized capital (gains) losses before changes
    in assets and liabilities                                          2.5           0.8         (0.8)
  Net realized capital (gains) losses                                  0.2          (0.1)          --
                                                                   -------      --------     --------
   Cash flows provided by (used for) operating activities
    before changes in assets and liabilities                           2.7           0.7         (0.8)
     Changes in assets and liabilities:
      Increase in accrued investment income                           (0.1)         (1.7)        (0.2)
      Increase in deferred policy acquisition costs                  (14.5)        (24.3)       (19.0)
      Net change in amounts due to/from parent and affiliates          0.9           0.5          0.2
      Net (decrease) increase in other assets and liabilities         (2.2)          0.9           --
      Net change in income taxes                                       2.4          (1.4)        (2.7)
                                                                   -------      --------     --------
       Net cash used for operating activities                        (10.8)        (25.3)       (22.5)
                                                                   -------      --------     --------
Cash Flows from Investing Activities:
 Proceeds from sales of:
  Debt securities available for sale                                  27.8          16.6          2.5
 Investment maturities and repayments of:
  Debt securites available for sale                                    3.4           3.2           --
  Short-term investments                                                --           1.0           --
 Cost of investment purchases in:
  Debt securities available for sale                                 (36.8)       (132.8)       (16.7)
  Short-term investments                                                --          (1.0)          --
                                                                   -------      --------     --------
       Net cash used for investing activities                         (5.6)       (113.0)       (14.2)
                                                                   -------      --------     --------
Cash Flows from Financing Activities:
 Deposits and interest credited for investment contracts              19.7          84.7         65.0
 Withdrawals of investment contracts                                 (14.3)         (5.7)        (0.4)
 Capital contributions                                                15.0          20.0         20.0
                                                                   -------      --------     --------
       Net cash provided by financing activities                      20.4          99.0         84.6
                                                                   -------      --------     --------
Net increase (decrease) in cash and cash equivalents                   4.0         (39.3)        47.8
Cash and cash equivalents, beginning of year                          12.5          51.8          4.0
                                                                   -------      --------     --------
Cash and cash equivalents, end of year                             $  16.5      $   12.5     $   51.8
                                                                   =======      ========     ========
Supplemental cash flow information:
 Income taxes (received) paid, net                                 $  (3.3)     $    1.5     $    1.9
                                                                   =======      ========     ========

See Notes to Financial Statements.

Notes to Financial Statements

1. Summary of Significant Accounting Policies

   Aetna Insurance Company of America (the "Company") is a provider of financial services in the United States. The Company is a wholly owned subsidiary of Aetna Life Insurance and Annuity Company ("ALIAC"). ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"). HOLDCO is a wholly owned subsidiary of Aetna Retirement Services, Inc., whose ultimate parent is Aetna Inc. ("Aetna").


   Basis of Presentation

   These financial statements have been prepared in conformity with generally accepted accounting principles. Certain reclassifications have been made to 1997 and 1996 financial information to conform to the 1998 presentation.


   New Accounting Standards


   Disclosures about Segments of an Enterprise and Related Information


   As of December 31, 1998, the Company adopted Financial Accounting Standard ("FAS") No. 131, Disclosures about Segments of an Enterprise and Related Information. This statement establishes standards for the reporting of information relating to operating segments. This statement supersedes FAS No. 14, Financial Reporting for Segments of a Business Enterprise, which requires reporting segment information by industry and geographic area (industry approach). Under FAS No. 131, operating segments are defined as components of a company for which separate financial information is available and is used by management to allocate resources and assess performance (management approach). The adoption of this statement did not change the composition or the results of operations of the operating segment of the Company, which are consistent with the management approach.


   Accounting for the costs of Computer Software Developed and Obtained for Internal Use

   On January 1, 1998, the Company adopted Statement of Position ("SOP") 98-1, Accounting for the costs of Computer Software Developed or Obtained for Internal Use, issued by the American Institute of Certified Public Accountants ("AICPA"). This statement requires that certain costs incurred in developing internal-use computer software (in process at, and subsequent to the adoption date) be capitalized, and provides guidance for determining whether computer software is considered to be for internal use. The Company will amortize these costs over a period of 3 to 5 years. Previously, the Company expensed the cost of internal-use computer software as incurred. The Company did not receive any allocation of benefits due to the adoption of this statement.


   Accounting for Transfers and Servicing of Financial Assets and
   Extinguishments of Liabilities

   In June 1996, the Financial Accounting Standard Board ("FASB") issued No. 125 , Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, that provides accounting and reporting standards for transfers of financial assets and extinguishments of liabilities. FAS No. 125 was effective for 1997 financial statements, however, certain provisions relating to accounting for repurchase agreements and securities lending are not effective until January 1, 1998. The adoption of those provisions effective in 1998 did not have a material effect on the Company's financial position or results of operations.


   Accounting by Insurance and Other Enterprises for Insurance-Related
   Assessments

   In 1997, the Company adopted the AICPA's SOP 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments, effective as of January 1, 1997. This statement required that the Company recognize a liability for guaranty-fund and other insurance related assessments when such assessments were probable and could not be reasonably estimated. A cumulative effect charge of $0.5 million, net of taxes of $0.3 million, related to the adoption of this statement is reflected in the 1997 Statements of Income. There was no after-tax charge to earnings for guaranty fund obligations for the year ended December 31, 1998.


   Future Application Accounting Standards


   Accounting for Derivative Instruments and Hedging Activities

   In June 1998, the Financial Accounting Standards Board issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities. This standard requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. This standard is effective for the Company's financial statements beginning January 1, 2000, with early adoption permitted. The Company is currently evaluating the impact of adoption of this statement and the potential effect on its financial position and results of operations.


   Use of Estimates

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.


   Cash and Cash Equivalents

   Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

   Investments

   Debt and equity securities are classified as available for sale and carried at fair value. These securities are written down (as realized capital losses) for other than temporary declines in value. Unrealized capital gains and losses related to available for sale investments, other than amounts allocable to experience-rated contractholders, are reflected in shareholder's equity, net of related taxes.

   Fair values for debt and equity securities are based on quoted market prices or dealer quotations. Where quoted market prices or dealer quotations are not available, fair values are measured utilizing quoted market prices for similar securities or by using discounted cash flow methods. Cost for mortgage-backed securities is adjusted for unamortized premiums and discounts, which are amortized using the interest method over the estimated remaining term of the securities, adjusted for anticipated prepayments.

   The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of a loaned domestic security and 105% of the market value of a loaned foreign security. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 1998 and 1997, the Company had no securities out on loan.

   Purchases and sales of debt and equity securities are recorded on the trade date.

   Short-term investments, consisting primarily of money market instruments and other debt issues purchased with a maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.


   Deferred Policy Acquisition Costs

   Certain costs of acquiring insurance business are deferred. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain expenses of underwriting and issuing contracts and certain agency expenses. Such costs are amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits and are amortized over a period of up to twenty years. Deferred policy acquisition costs are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.


   Reserves

   Policyholders' funds left with the Company include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.00% to 8.10% for all years presented), net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company. These reserves also include unrealized gains/losses related to FAS No. 115. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.


   Charges Assessed Against Policyholders and Other Income

   Charges assessed against policyholders' funds for surrender charges, actuarial margin and other fees are recorded as revenue when earned. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue.


   Separate Accounts

   Assets held under variable annuity contracts are segregated in Separate Accounts and are invested, as designated by the contractholder (who bears the investment risk subject, in some cases, to minimum guarantee) in shares of mutual funds that are managed by Aeltus Investment Management, Inc. ("Aeltus") or other selected mutual funds not managed by Aeltus.

   As of December 31, 1998 Separate Accounts assets are carried at fair value. At December 31, 1998, unrealized gains of $1.0 million, after taxes, on assets supporting the guaranteed interest option are reflected in shareholder's equity. At December 31, 1997, Separate Accounts assets supporting the guaranteed interest option were carried at an amortized cost of $90.8 million (fair value $91.5 million). Separate Accounts liabilities are carried at fair value, except those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.00% to 8.10% in 1998 and 4.10% to 8.00% in 1997.

   Separate Accounts assets and liabilities are shown as separate captions in the Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Statements of Cash Flows do not reflect investment activity of the Separate Accounts.


   Income Taxes

   The Company is included in the consolidated federal income tax return of Aetna. The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2. Investments

   Debt securities available for sale as of December 31, were as follows:


                                                                    Gross          Gross
                                                   Amortized     Unrealized     Unrealized        Fair
1998 (Millions)                                       Cost          Gains         Losses          Value
--------------------------------------------------------------------------------------------------------
 U.S. government and government
  agencies and authorities                         $    22.6     $     0.7       $    --       $    23.3
--------------------------------------------------------------------------------------------------------
 U.S. corporate securities:
   Utilities                                             7.0           0.1            --             7.1
   Financial                                            37.9           1.2           0.1            39.0
   Transportation/capital goods                          8.6           0.3            --             8.9
   Health care/consumer products                        15.3           0.6            --            15.9
   Natural resources                                     8.6           0.3            --             8.9
   Other corporate securities                            0.7           0.2            --             0.9
--------------------------------------------------------------------------------------------------------
 Total U.S. corporate securities                        78.1           2.7           0.1            80.7
--------------------------------------------------------------------------------------------------------
 Foreign securities:
   Government                                            1.1            --            --             1.1
   Other                                                 8.0           0.2           0.3             7.9
--------------------------------------------------------------------------------------------------------
 Total foreign securities                                9.1           0.2           0.3             9.0
--------------------------------------------------------------------------------------------------------
 Residential mortgage-backed securities:
   Pass-throughs                                         0.7            --            --             0.7
   Collateralized mortgage obligations                   8.7           0.4            --             9.1
--------------------------------------------------------------------------------------------------------
 Total residential mortgage-backed securities            9.4           0.4            --             9.8
--------------------------------------------------------------------------------------------------------
 Commercial/multifamily mortgage-
  backed securities                                     10.3           0.3            --            10.6
--------------------------------------------------------------------------------------------------------
 Other asset-backed securities                           8.7           0.2            --             8.9
--------------------------------------------------------------------------------------------------------
 Total debt securities                             $   138.2     $     4.5       $   0.4       $   142.3
========================================================================================================

   Debt securities available for sale as of December 31, were as follows:


                                                                    Gross          Gross
                                                   Amortized     Unrealized     Unrealized        Fair
1997 (Millions)                                       Cost          Gains         Losses          Value
--------------------------------------------------------------------------------------------------------
 U.S. government and government
  agencies and authorities                         $    37.8     $     1.0       $    --       $    38.8
--------------------------------------------------------------------------------------------------------
 U.S. corporate securities:
   Financial                                            31.3           0.7            --            32.0
   Healthcare & consumer products                        6.5           0.2            --             6.7
   Media & broadcast                                     1.0           0.1            --             1.1
   Natural resources                                     5.1           0.1            --             5.2
   Transportation & capital goods                        5.3           0.1            --             5.4
   Utilities                                             6.0           0.1            --             6.1
   Other corporate securities                            0.8            --            --             0.8
--------------------------------------------------------------------------------------------------------
 Total U.S. corporate securities                        56.0           1.3            --            57.3
--------------------------------------------------------------------------------------------------------
 Foreign securities:
   Government                                            1.0            --           0.3             0.7
   Other                                                12.2           0.2           0.8            11.6
--------------------------------------------------------------------------------------------------------
 Total foreign securities                               13.2           0.2           1.1            12.3
--------------------------------------------------------------------------------------------------------
 Residential mortgage-backed securities:
   Pass-throughs                                         1.2            --            --             1.2
   Collateralized mortgage obligations                   8.6           0.4            --             9.0
--------------------------------------------------------------------------------------------------------
 Total residential mortgage-backed securities            9.8           0.4            --            10.2
--------------------------------------------------------------------------------------------------------
 Commercial/multifamily mortgage
  backed securities                                      8.6           0.2            --             8.8
--------------------------------------------------------------------------------------------------------
 Other asset-backed securities                          10.4           0.1            --            10.5
--------------------------------------------------------------------------------------------------------
 Total Debt Securities                             $   135.8     $     3.2       $   1.1       $   137.9
========================================================================================================

   At December 31, 1998 and 1997 net unrealized appreciation of $4.1 million and $2.1 million respectively, on available-for-sale debt securities included unrealized gains of $3.8 million and $1.8 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in policyholders' funds left with the Company.

   The amortized cost and fair value of debt securities for the year ended December 31, 1998 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called or prepaid.

                                               December 31, 1998
   -----------------------------------------------------------------
                                             Amortized       Fair
    (Millions)                                  Cost         Value
   -----------------------------------------------------------------
    Due to mature:
     One year or less                        $  12.0       $  12.0
     After one year through five years          53.2          54.4
     After five years through ten years         20.1          21.2
     After ten years                            24.5          25.4
     Mortgage-backed securities                 19.7          20.4
     Other asset-backed securities               8.7           8.9
   -----------------------------------------------------------------
     Total                                   $ 138.2       $ 142.3
   =================================================================

   At December 31, 1998 and 1997, debt securities carried at $5.4 million and $5.0 million, respectively, were on deposit as required by various state regulatory agencies.

   Investments in equity securities available for sale as of December 31, were as follows:

   (Millions)                     1998     1997
   --------------------------------------------
   Cost                         $  3.1      --
   Gross unrealized gains           --      --
   Gross unrealized losses        (0.1)     --
   --------------------------------------------
   Fair value                   $  3.0      --
  =============================================

   The Company does not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 1998.

3. Financial Instruments

   Estimated Fair Value

   The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 1998 and 1997 were as follows:


                                                  1998                       1997
                                        ------------------------   ------------------------
                                         Carrying        Fair       Carrying        Fair
   (Millions)                              Value        Value         Value        Value
   ----------------------------------------------------------------------------------------
   Liabilities:
   Investment contract liabilities:
    With a fixed maturity              $    0.6      $    0.5     $    0.3      $    0.3
    Without a fixed maturity           $  152.6      $  143.8     $  145.3      $  134.8
   ----------------------------------------------------------------------------------------

   Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, such as estimates of timing and amount of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

   The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

   Investment contract liabilities (included in policyholders' funds left with the Company):

   With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

   Without a fixed maturity: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable.


   Off-Balance-Sheet and Other Financial Instruments

   The Company did not have transactions in off-balance-sheet instruments in 1998 or 1997.

4. Net Investment Income

   Sources of net investment income were as follows:


   (Millions)                             1998          1997          1996
   ------------------------------------------------------------------------
    Debt securities                    $    9.0      $    6.0      $    0.5
    Nonredeemable preferred stock           0.3            --            --
    Cash equivalents                        0.7           1.2           1.0
    Other                                   0.6            --            --
   ------------------------------------------------------------------------
    Gross investment income                10.6           7.2           1.5
    Less: investment expenses               0.2           0.1            --
   ------------------------------------------------------------------------
    Net investment income              $   10.4      $    7.1      $    1.5
   ========================================================================

   Net investment income includes amounts allocable to experience-rated contractholders of $8.9 million, $7.0 million and $0.9 million for the years ended December 31, 1998, 1997 and 1996, respectively. Interest credited to contractholders is included in current and future benefits.


5. Dividend Restrictions and Shareholder's Equity

   All dividends that may be paid to the shareholder in 1999 must have prior approval by the Insurance Commissioner of the State of Connecticut.

   The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and shareholder's capital and surplus, those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles ("GAAP"). Statutory net income (loss) was $(5.2) million, $0.4 million and $(7.9) million for the years ended December 31, 1998, 1997 and 1996, respectively. Statutory capital and surplus was $53.4 million and $43.4 million as of December 31, 1998 and 1997, respectively. The Company has entered into support agreements with ALIAC under which ALIAC has agreed to cause the Company to have sufficient capital to meet a certain capital and surplus level. The Company received capital contributions relating to these agreements of $15.0 million and $20.0 million from ALIAC in 1998 and 1997, respectively.

   As of December 31, 1998, the Company does not utilize any statutory accounting practices which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.


6. Capital Gains and Losses on Investment Operations

   Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

   Net realized capital gains (losses) on debt securities, as reflected in the Statements of Income for the years ended December 31, 1998 and 1997, were $(0.2) million and $0.1 million, respectively. Net realized capital gains (losses) on debt securities for 1996 were immaterial.

   Net realized capital (losses) gains of $(0.2) million and $0.2 million allocable to experience-rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in policyholders' funds left with the Company in 1998 and 1997, respectively. Net unamortized gains were $0.2 million at December 31, 1997. The amounts in 1998 were immaterial. There were no such amounts for 1996.

   Proceeds from the sale of available-for-sale debt securities and the related gross gains and losses (excluding those related to experience rated contractholders in 1998 and 1997) were as follows:


   (Millions)                1998         1997         1996
   ---------------------------------------------------------
   Proceeds on sales      $  27.8      $  16.6       $ 2.5
   Gross gains                0.6          0.1          --
   Gross losses               0.8           --          --
   ---------------------------------------------------------

   Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities), (excluding those related to experience-rated contractholders in 1998 and 1997), were as follows:


   (Millions)                                             1998      1997       1996
   ----------------------------------------------------------------------------------
   Debt securities                                     $  0.1      --        $ (0.1)
   Equity securities                                     (0.1)     --            --
   Other                                                  1.6                    --
   ----------------------------------------------------------------------------------
      Subtotal                                            1.6      --          (0.1)
   Increase in deferred income taxes (See Note 7)         0.6      --            --
   ----------------------------------------------------------------------------------
   Net change in accumulated other
    comprehensive income                               $  1.0      --        $ (0.1)
   ==================================================================================

   Net unrealized capital gains (losses) allocable to experience-rated contracts of $3.8 million and $1.8 million at December 31, 1998 and 1997, respectively, are reflected on the Balance Sheets in policyholders' funds left with the Company and are not included in shareholder's equity.

   Shareholder's equity included the following accumulated other comprehensive income, which is net of amounts allocable to experience rated contractholders in 1998 and 1997, at December 31:


   (Millions)                                               1998        1997         1996
   ---------------------------------------------------------------------------------------
   Debt securities:
    Gross unrealized gains                               $  0.3      $   0.2      $   0.2
    Gross unrealized losses                                  --           --           --
   ---------------------------------------------------------------------------------------
                                                            0.3          0.2          0.2
   ---------------------------------------------------------------------------------------
   Equity securities:
    Gross unrealized gains                                   --           --           --
    Gross unrealized losses                                (0.1)          --           --
   ---------------------------------------------------------------------------------------
                                                           (0.1)          --           --
   ---------------------------------------------------------------------------------------
   Other:
    Gross unrealized gains                                  1.9           --           --
    Gross unrealized losses                                (0.3)          --           --
   ---------------------------------------------------------------------------------------
                                                            1.6           --           --
   ---------------------------------------------------------------------------------------
   Less: deferred federal income taxes (see Note 7)         0.6           --           --
   ---------------------------------------------------------------------------------------
   Net unrealized capital gains                          $  1.2      $   0.2      $   0.2
   =======================================================================================

   Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities (excluding those related to experience-rated contractholders) were as follows:


   (Millions)                                             1998        1997        1996
   ------------------------------------------------------------------------------------
   Unrealized holding gains (losses) arising
    during the period (1)                              $  0.9      $  0.3       $   --
   Less: reclassification adjustment for gains and
    other items included in net income (2)               (0.1)        0.3          0.1
   ------------------------------------------------------------------------------------
   Net unrealized gains (losses) on securities         $  1.0      $   --       $ (0.1)
   ====================================================================================

   (1) Pretax unrealized holding gains (losses) arising during the period were $1.3 million and $0.4 million for 1998 and 1997, respectively. There were no unrealized holding gains (losses) arising in 1996.
   (2) Pretax reclassification adjustments for gains and other items included in net income were $(0.2) million, $0.4 million and $0.1 million for 1998, 1997 and 1996, respectively.

7. Income Taxes

   The Company is included in the consolidated federal income tax return of Aetna and combined Connecticut state income tax return of Aetna. Aetna allocates to each member an amount approximating the tax it would have incurred were it not a member of the consolidated group, and credits the member for the use of its tax saving attributes used in the consolidated returns.

   Income taxes for the years ended December 31, consist of:

   (Millions)                                   1998         1997         1996
   ----------------------------------------------------------------------------
   Current taxes (benefits):
    Federal                                   $ (1.7)     $  1.2       $   0.1
    State                                        0.1          --          (0.1)
    Net realized capital gains (losses)         (0.1)        0.1            --
   ----------------------------------------------------------------------------
                                                (1.7)        1.3            --
   ----------------------------------------------------------------------------
   Deferred taxes (benefits):
    Federal                                      2.3        (0.4)         (0.7)
    Net realized capital losses                   --        (0.1)           --
   ----------------------------------------------------------------------------
                                                 2.3        (0.5)         (0.7)
   ----------------------------------------------------------------------------
   Total                                      $  0.6      $  0.8       $  (0.7)
   ============================================================================

   Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

   (Millions)                                              1998        1997         1996
   ---------------------------------------------------------------------------------------
   Income (loss) before income taxes (benefits) and
    cumulative effect adjustment                        $ 3.2       $ 2.5          $ (1.4)
   Tax rate                                                35%         35%             35%
   ---------------------------------------------------------------------------------------
   Application of the tax rate                            1.1         0.9            (0.5)
   Tax effect of:
    Excludable dividends                                  (0.5)       (0.1)          (0.2)
   ---------------------------------------------------------------------------------------
   Income taxes (benefits)                              $ 0.6       $ 0.8          $ (0.7)
   =======================================================================================

   The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:


   (Millions)                                             1998         1997
   -------------------------------------------------------------------------
   Deferred tax assets:
    Policyholders' funds left with the Company         $  16.6       $ 14.3
    Unrealized gains allocable to experience-rated
     contracts                                             1.3          0.7
    Guaranty fund assessments                              0.1          0.1
    Pension                                                 --          0.2
    Other                                                  0.1           --
   -------------------------------------------------------------------------
       Total gross assets                                 18.1         15.3
   -------------------------------------------------------------------------
   Deferred tax liabilities:
    Deferred policy acquisition costs                     16.9         12.5
    Net unrealized capital gains                           1.9          0.7
   -------------------------------------------------------------------------
       Total gross liabilities                            18.8         13.2
   -------------------------------------------------------------------------
   Net deferred tax (asset) liability                  $   0.7      $  (2.1)
  =========================================================================

   Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes. As of December 31, 1998 and 1997, no valuation allowances were required for unrealized capital gains and losses.

   The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns of Aetna through 1990. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1991 through 1994.


8. Benefit Plans

   The Company utilizes the employees of Aetna and its affiliates (primarily ALIAC). The benefit plan charges allocated to the Company were $0.2 million in 1998. In 1997 and 1996 the charges were immaterial.

   As of December 31, 1996, Aetna transferred to the Company approximately $0.1 million of accrued liabilities, primarily related to the allocation of ALIAC pension and postretirement benefit plans that had been previously recorded by Aetna. The after-tax amount of this transfer (approximately $0.1 million) is reported as a reduction in retained earnings. In 1997, other changes in shareholder's equity includes an additional $0.3 million reduction reflecting revisions to the allocation of these accrued liabilities.

9. Related Party Transactions

   Substantially all of the administrative and support functions of the Company are provided by Aetna and its affiliates. The financial statements reflect allocated charges, at cost, for these services based upon measures appropriate for the type and nature of service provided. Total charges allocated to the Company, including rent, salaries and other administrative expenses, were $10.5 million and $7.3 million for the years ended December 31, 1998 and 1997, respectively, (of which $5.5 million and $4.5 million, respectively, were capitalized as deferred policy acquisition costs).

   The Company is compensated by the Separate Accounts for bearing mortality and expense risks pertaining to variable annuity contracts. Under the insurance contracts, the Separate Accounts pay the Company a daily fee which, on an annual basis, ranged from 1.25% to 1.40% of their average daily net assets. The amount of compensation and fees received from the Separate Accounts, included in charges assessed against policyholders, amounted to $10.3 million, $5.6 million and $1.3 million for the years ended December 31, 1998, 1997 and 1996, respectively.

   The Company received capital contributions of $15.0 million in cash from ALIAC in 1998 and $20.0 million in both 1997 and 1996.

   Since August 1996, Aeltus, an affiliate of the Company, has been acting as adviser for the general account assets. The Company pays Aeltus a fee which, on an annual basis, is .06% of the average daily net assets under management. The amount of such fees for the years ended December 31, 1998 and 1997 amounted to $0.2 million and $0.1 million, respectively. The amount for such fees in 1996 was immaterial.


10. Commitments and Contingent Liabilities

   Commitments

   At December 31, 1998 and 1997 the Company had no commitments or contingent liabilities.

   Litigation

   The Company is not currently involved in any material litigation.

Form No. SAI.59749                                           AICA Ed. May, 1999

                           VARIABLE ANNUITY ACCOUNT I
                           PART C - OTHER INFORMATION

Item 24.      Financial Statements and Exhibits
-----------------------------------------------
     (a) Financial Statements:
         (1)      Included in Part A:
                  Condensed Financial Information
         (2)      Included in Part B:
                  Financial Statements of Variable Annuity Account I:
                  -   Statement of Assets and Liabilities as of December
                      31, 1998
                  - Statements of Operations and Changes in Net Assets for the years ended December 31, 1998 and December 31, 1997
                  - Condensed Financial Information for the year ended December 31, 1998
                  -   Notes to Financial Statements
                  -   Independent Auditors' Report
                  Financial Statements of Depositor:
                  -   Independent Auditors' Report
                  - Statements of Income for the years ended December 31, 1998, 1997 and 1996
                  -   Balance Sheets for the years ended December 31, 1998
                      and 1997
                  - Statements of Changes in Shareholder's Equity for the years ended December 31, 1998, 1997 and 1996
                  -   Statements of Cash Flows for the years ended
                      December 31, 1998, 1997 and 1996
                  -   Notes to Financial Statements

     (b) Exhibits
         (1)      Resolution of the Board of Directors of Aetna Insurance
                  Company of America establishing Variable Annuity Account I(1)
         (2)      Not Applicable
         (3.1)    Selling Agreement(1)
         (3.2)    Principal Underwriting Agreement(2)
         (3.3)    First Amendment dated April 22, 1996 to Principal
                  Underwriting Agreement(2)
         (4.1)    Variable Annuity Contract (G-MP2(5/97))(3)
         (4.2)    Variable Annuity Contract Certificate (MP2CERT(5/97))(3)
         (4.3)    Variable Annuity Contract (IMP2(5/97))(3)
         (4.4)    Variable Annuity Contract (G2-CDA-94(IR))(1)
         (4.5)    Variable Annuity Contract (G2-CDA-94(NQ))(1)
         (4.6)    Variable Annuity Contract (G-MP2(5/96))(4)
         (4.7)    Certificate of Group Annuity Coverage (MP2CERT(5/96))(4)
         (4.8)    Endorsement (MP2NQEND(4/95))(5)
         (4.9)    Endorsement (MP2NQCERTEND(4/95))(5)
         (4.10)   Endorsement (MP2IREND(4/95))(5)

         (4.11)   Endorsement (MP2END(9/97)) to Contract G-MP2(5/96) and
                  Certificate MP2CERT(5/96)(3)
         (4.12)   Endorsement (IMP2END(9/97)) to Contract G-MP2(5/96)
                  and Certificate MP2CERT(5/96)(3)
         (5)      Variable Annuity Contract Application(1)
         (6.1)    Certificate of Incorporation of Aetna Insurance Company of
                  America(1)
         (6.2)    By-laws of Aetna Insurance Company of America(1)
         (7)      Not Applicable
         (8.1)    Fund Participation Agreement among Aetna Insurance Company of America, Alger American Fund and Fred Alger Management,
                  Inc. dated August 30, 1995(6)
         (8.2)    Fund Participation Agreement among Calvert Responsibly
                  Invested Balanced Portfolio, Calvert Asset Management Company,
                  Inc. and Aetna Insurance Company of America dated December 1,
                  1997(7)
         (8.3)    Service Agreement between Calvert Asset Management Company,
                  Inc. and Aetna Insurance Company of America dated December 1,
                  1997(7)
         (8.4)    Fund Participation Agreement by and among Insurance Management
                  Series, Federated Advisers and Aetna Insurance Company of
                  America dated July 1, 1994(8)
         (8.5)    Fund Participation Agreement among Aetna Insurance Company of
                  America, Variable Insurance Products Fund and Fidelity
                  Distributors Corporation dated October 20, 1995(6)
         (8.6)    Fund Participation Agreement among Aetna Insurance Company of
                  America, Variable Insurance Products Fund II and Fidelity
                  Distributors Corporation dated October 20, 1995(6)
         (8.7)    Fund Participation Agreement among Janus Capital Corporation,
                  Aetna Insurance Company of America and Janus Aspen Series dated December 8, 1997(9)
         (8.8)    Amendment to Fund Participation Agreement made as of October
                  12, 1998 to Fund Participation Agreement among Janus Capital
                  Corporation, Aetna Insurance Company of America and Janus
                  Aspen Series dated December 8, 1997(10)
         (8.9)    Service Agreement between Janus Capital Corporation and Aetna
                  Insurance Company of America dated as of December 8, 1997(9)
         (8.10)   Fund Participation Agreement among Aetna Insurance Company of
                  America and Lexington Natural Resources Trust and Lexington
                  Management Corporation dated September 1, 1995(6)
         (8.11)   Fund Participation Agreement among Aetna Insurance Company of
                  America, Lexington Emerging Markets Fund, Inc. and Lexington
                  Management Corporation dated September 1, 1995(6)
         (8.12)   Fund Participation Agreement among MFS Variable Insurance
                  Trust, Aetna Insurance Company of America and Massachusetts
                  Financial Services Company dated April 30, 1996(6)

         (8.13)   First Amendment dated September 3, 1996 to Fund Participation
                  Agreement among MFS Variable Insurance Trust, Aetna Insurance
                  Company of America and Massachusetts Financial Services
                  Company dated April 30, 1996(11)
         (8.14)   Fund Participation Agreement between Aetna Insurance
                  Company of America, Oppenheimer Variable Account
                  Funds and Oppenheimer Fund, Inc. dated April 1,
                  1997(4)
         (8.15)   Service Agreement between Aetna Insurance Company of America and Oppenheimer Funds, Inc. dated April 1, 1997(4)
         (8.16)   Fund Participation Agreement among Aetna Insurance Company of
                  America, TCI Portfolios, Inc. and Investors Research
                  Corporation dated October 9, 1995(6)
         (8.17)   Administrative Service Agreement between Aetna Insurance
                  Company of America and Agency, Inc.(6)
         (9)      Opinion and Consent of Counsel
         (10)     Consent of Independent Auditors
         (11)     Not applicable
         (12)     Not applicable
         (13)     Schedule for Computation of Performance Data(5)
         (14)     Not applicable
         (15.1)   Powers of Attorney
         (15.2)   Certificate of Resolution Authorizing Signatures(1)

1. Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.
2. Incorporated by reference to Registration Statement on Form S-2 (File No. 333-22723), as filed on March 4, 1997.
3. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-59749), as filed on November 26, 1997.
4. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997.
5. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 17, 1998.
6. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.
7. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-59749), as filed on February 13, 1998.
8. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-59749), as filed on July 29, 1997.
9. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
10. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

11. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-59749), as filed on September 16, 1996.

Item 25.      Directors and Officers of the Depositor
-----------------------------------------------------

Name and Principal
Business Address*                             Positions and Offices with Depositor
----------------                              ------------------------------------

Thomas J. McInerney                           Director and President

Deborah Koltenuk                              Vice President, Treasurer and Corporate Controller

Shaun P. Mathews                              Director and Senior Vice President

Catherine H. Smith                            Director

Maria F. McKeon                               Corporate Secretary and Counsel

Therese A. Squillacote                        Vice President and Chief Compliance Officer

Alastair G. Longley-Cook                      Vice President and Corporate Actuary

     *The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
--------------------------------------------------------------------

     Incorporated herein by reference to Item 24 of Post-Effective Amendment No. 14 to Registration Statement on Form N-1A (File No.
33-12723), as filed electronically on March 10, 1999.

Item 27.      Number of Contract Owners
---------------------------------------

     As of February 28, 1999, there were 16,054 individuals holding interests in variable annuity contracts funded through Variable Annuity Account I.

Item 28.      Indemnification
-----------------------------

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29.      Principal Underwriters
------------------------------------

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc., (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna also acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act).

     (b) Directors and Officers of the Underwriter

Name and Principal
Business Address*              Positions and Offices with Underwriter
-----------------              --------------------------------------
Thomas J. McInerney            Director and President

Shaun P. Mathews               Director and Senior Vice President

Name and Principal
Business Address*              Positions and Offices with Underwriter
-----------------              --------------------------------------
Catherine H. Smith             Director

Deborah Koltenuk               Vice President and Treasurer, Corporate Controller

Therese M. Squillacote         Vice President and Chief Compliance Officer

Kirk P. Wickman                Senior Vice President, General Counsel and Corporate
                               Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

     (c) Compensation as of December 31, 1998:

      (1)                       (2)                     (3)                  (4)                   (5)

Name of                  Net Underwriting           Compensation on
Principal                Discounts and              Redemption or         Brokerage
Underwriter              Commissions                Annuitization         Commissions         Compensation*
-----------              -----------                -------------         -----------         -------------
Aetna Life Insurance                                $486,000                                  $10,435,000
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account I.

Item 30.      Location of Accounts and Records
----------------------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Insurance Company of America
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31.      Management Services
---------------------------------

     Not applicable

Item 32.      Undertakings
--------------------------

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language covering withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code, See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Insurance Company of America represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                               SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account I of Aetna Insurance Company of America, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-59749) and has duly caused this Post-Effective Amendment to be signed on its behalf in the City of Hartford, and State of Connecticut, on the 9th day of April, 1999.

                                     VARIABLE ANNUITY ACCOUNT I
                                     OF AETNA INSURANCE COMPANY
                                     OF AMERICA
                                          (Registrant)

                                     By: AETNA INSURANCE COMPANY OF AMERICA
                                         (Depositor)

                                     By    Thomas J. McInerney*
                                           ---------------------------------
                                           Thomas J. McInerney
                                           President

       As required by the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                              Title                                                                  Date
---------                              -----                                                                  ----

Thomas J. McInerney*                   Director and President                                         )
-------------------------------------  (principal executive officer)                                  )
Thomas J. McInerney                                                                                   )
                                                                                                      )
Deborah Koltenuk*                      Vice President, Treasurer and Corporate Controller             )   April
-------------------------------------  (principal accounting and financial officer)                   )   9, 1999
Deborah Koltenuk                                                                                      )
                                                                                                      )
Shaun P. Mathews*                      Director                                                       )
-------------------------------------                                                                 )
Shaun P. Mathews                                                                                      )
                                                                                                      )
Catherine H. Smith*                    Director                                                       )
-------------------------------------                                                                 )
Catherine H. Smith                                                                                    )

By:  /s/ J. Neil McMurdie
     ---------------------
     J. Neil McMuride
     *Attorney-in-Fact

                      VARIABLE ANNUITY ACCOUNT I
                             EXHIBIT INDEX

Exhibit No.             Exhibit
-----------             -------

99-B.9                  Opinion and Consent of Counsel      ________________

99-B.10                 Consent of Independent Auditors     ________________

99-B.15.1               Powers of Attorney                  ________________